UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-176908
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 4	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 93	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Mark Howard, Executive Vice President, Chief Legal and Governance Officer,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2016

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2016 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Income Annuity
Individual Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2016.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. A contract is available for purchase when a prospective purchaser has separated from service from his or her employer and has assets in certain 401(k) accounts that he or she wishes to transfer to the contract. Subsequent purchase payments are not permitted under this contract. To purchase a contract described in this prospectus, please call Nationwide's Customer Solutions Center at 1-877-877-2716 (TDD 1-800-238-3035), or write: Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2016), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 35. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the Nationwide Variable Insurance Trust ("NVIT").
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Contract – A contract where the Contract Owner had not begun taking guaranteed income payments before separating from the Previous Plan.
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant and Contract Owner must be the same person for contracts described in this prospectus.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the Contract Issue Date.
Contract Issue Date – The date the initial purchase payment is applied to the contract.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the Contract Issue Date.
Current Guaranteed Lifetime Withdrawal Base – For purposes of Guaranteed Lifetime Withdrawals, the amount that is multiplied by the Lifetime Withdrawal Percentage to arrive at the Guaranteed Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Guaranteed Lifetime Withdrawal Amount – The guaranteed amount that a Contract Owner can withdraw from the contract before the next Contract Anniversary without reducing the Guaranteed Lifetime Withdrawal Base. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Income Contract – A contract where the Contract Owner began taking guaranteed income payments before separating from the Previous Plan.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal Percentage – The percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Net Investment Factor – The investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Original Guaranteed Lifetime Withdrawal Base – The Contract Owner’s benefit base under the Previous Plan which is used to determine Guaranteed Lifetime Withdrawals under the contract.
Previous Plan – A retirement plan in which the Contract Owner was invested before separating from service, and which provides a right of conversion that preserves the plan’s benefit.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
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SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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4

Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, or withdrawing Contract Value from the contract.
The first table describes the fees and expenses you will pay at the time the contract is purchased, when Contact Value is withdrawn from the contract, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Fee (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Fee	$30 [2]
Variable Account Annual Expenses (annualized rate of total Variable Account fees as a percentage of the Daily Net Assets):
Mortality and Expense Risk Fee	0.50%
Administrative Fee	0.20%
Variable Account Annual Expenses (assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)[3]:
Maximum Guaranteed Lifetime Withdrawal Fee	1.20% [4]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
[4]	Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2015, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.58%	1.19%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
The example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes, which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size;
•	the total Variable Account fees associated with the contract (1.90%);[1] and
•	the Current Guaranteed Lifetime Withdrawal Base equals $10,000.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.19%)	$356	$1,083	$1,832	$3,799	*	$1,083	$1,832	$3,799	$356	$1,083	$1,832	$3,799
Minimum Total Underlying Mutual Fund Operating Expenses (0.58%)	$292	$ 894	$1,522	$3,208	*	$ 894	$1,522	$3,208	$292	$ 894	$1,522	$3,208
*	Contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	For purposes of these tables, Nationwide assumes the Current Guaranteed Lifetime Withdrawal Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single owner and his/her beneficiaries. The contracts described in this prospectus are Individual Single Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Roth IRAs
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through Nationwide’s Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. There is no minimum initial purchase payment. However, a minimum Original Guaranteed Lifetime Withdrawal Base of $5,000 is required to purchase a contract. Subsequent purchase payments are not permitted under this contract.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately
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returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
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Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (return of Contract Value) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account fees. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information. Since this annuity contract was not available as of December 31, 2015, there are no Accumulation Unit values available.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Distribution of the Contracts
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
The contracts are available for purchase through Nationwide’s Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
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Nationwide may use a portion of the Mortality and Expense Risk Fee and the Administrative Fee to compensate the Nationwide Customer Solutions Center for administrative expenses that the Nationwide Customer Solutions Center incurs in administering the contracts.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
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Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, free look rights, annuity payment options, and the Annuitization Date. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years from the Contract Issue Date.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract fees are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in this prospectus.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2015, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make mutual fund service fee payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Fees and Deductions
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
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Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
The deduction of the Contract Maintenance Fee will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Fee where it would be discriminatory or unlawful.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Guaranteed Lifetime Withdrawals and Spousal Continuation Option
Guaranteed Lifetime Withdrawals
Guaranteed Lifetime Withdrawals provide for lifetime withdrawals of up to a certain amount (the "Guaranteed Lifetime Withdrawal Amount"), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Guaranteed Lifetime Withdrawal Base by taking early or excess withdrawals. The Guaranteed Lifetime Withdrawal Amount is based upon the Current Guaranteed Lifetime Withdrawal Base.
While the tax treatment of withdrawals under withdrawal benefits such as Guaranteed Lifetime Withdrawals is not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the Contract Owner’s investment at the time of the withdrawal. Consult a qualified tax advisor.
In exchange for Guaranteed Lifetime Withdrawals, Nationwide will assess an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The Guaranteed Lifetime Withdrawal Fee will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated
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Guaranteed Lifetime Withdrawal Fee will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the Guaranteed Lifetime Withdrawal Fee is taken.
Withdrawal Start Date
The Withdrawal Start Date is the date the Contract Owner begins taking Guaranteed Lifetime Withdrawals. For Income Contracts, the Withdrawal Start Date is the Contract Issue Date. For Accumulation Contracts, the Withdrawal Start Date is the date the first withdrawal is taken after the Contract Owner turns age 65.
Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date
On the Contract Issue Date, the Original Guaranteed Lifetime Withdrawal Base is equal to the benefit base that is transferred to the contract from the Previous Plan. Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Guaranteed Lifetime Withdrawal Base.
Note: This section is not applicable to Income Contracts – those contracts where the Contract Owner started lifetime withdrawals before separating from service from the Previous Plan. Contract Owners who started lifetime withdrawals before separating from service from the Previous Plan should see Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date for details on how their Current Guaranteed Lifetime Withdrawal Base may change after the Contract Issue Date.
There are several ways that the Current Guaranteed Lifetime Withdrawal Base can change prior to the Withdrawal Start Date:
(1)	The Annual Lifetime Withdrawal Benefit Base Review. The Guaranteed Lifetime Withdrawal feature contains an anniversary step-up feature (the "Annual Lifetime Withdrawal Benefit Base Review") where if, on any Contract Anniversary, the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, Nationwide will automatically increase the Current Guaranteed Lifetime Withdrawal Base to equal that Contract Value.
Note: Since the Guaranteed Lifetime Withdrawal Fee is calculated based on the Current Guaranteed Lifetime Withdrawal Base, increases to the Current Guaranteed Lifetime Withdrawal Base will result in higher contract fees. Under the Annual Lifetime Withdrawal Benefit Base Review feature, the Contract Owner agrees to pay the larger fee.
The Contract Owner can cancel the automatic Annual Lifetime Withdrawal Benefit Base Review by contacting the Service Center.
(2)	Early Withdrawals from the Contract. An early withdrawal is any withdrawal taken from the contract prior to the Withdrawal Start Date, that is, any withdrawal taken before the Contract Owner turns age 65. Early withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the early withdrawal; and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
(A)	= the dollar amount of the early withdrawal;
(B)	= the Contract Value on the date of the early withdrawal; and
(C)	= the Current Guaranteed Lifetime Withdrawal Base on the date of the early withdrawal.
Note: When an early withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an early withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of early withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base.
At the time of the early withdrawal:
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Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $500,000) x $450,000=$13,500
After the early withdrawal:
Contract Value ($500,000 - $15,000)=$485,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $15,000)=$435,000
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the early withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $400,000) x $450,000=$16,875
After the early withdrawal:
Contract Value ($400,000 - $15,000)=$385,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $16,875)=$433,125
Lifetime Withdrawal Percentage
The Lifetime Withdrawal Percentage is the percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base. The Lifetime Withdrawal Percentage is the lifetime withdrawal percentage that is transferred to the contract from the Contract Owner's Previous Plan.
Guaranteed Lifetime Withdrawals
Contract Owners of Income Contracts may continue to take Guaranteed Lifetime Withdrawals after the Withdrawal Start Date (the Contract Issue Date). At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
Contract Owners of Accumulation Contracts may, at any time after they reach age 65, begin taking Guaranteed Lifetime Withdrawals by taking a withdrawal from the contract. The first withdrawal after the Contract Owner reaches age 65 constitutes the first Guaranteed Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. The date of that withdrawal is that Contract Owner's Withdrawal Start Date. At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
For both Income Contracts and Accumulation Contracts, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in and will only change if one of the events in the Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date provision occurs.
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On the Withdrawal Start Date and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Guaranteed Lifetime Withdrawal Base to determine the benefit amount (the "Guaranteed Lifetime Withdrawal Amount") for that year. The Guaranteed Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Guaranteed Lifetime Withdrawal Base. The ability to withdraw the Guaranteed Lifetime Withdrawal Amount each year will continue until the earlier of a full surrender of the contract, a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0, the Annuitant's death (or if the Spousal Continuation Option is elected, the death of the last survivor of the Annuitant and Contingent Annuitant), or annuitization.
Although withdrawals up to the Guaranteed Lifetime Withdrawal Amount do not reduce the Current Guaranteed Lifetime Withdrawal Base, they do reduce the Contract Value.
Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date
As indicated previously, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in. However, there are ways that the Current Guaranteed Lifetime Withdrawal Base can change after the first Guaranteed Lifetime Withdrawal:
(1)	The Annual Lifetime Withdrawal Benefit Base Review. The Annual Lifetime Withdrawal Benefit Base Review continues to apply after the first Guaranteed Lifetime Withdrawal. The feature works exactly the same as prior to the first Guaranteed Lifetime Withdrawal (see Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date).
(2)	Excess Withdrawals from the Contract. Excess withdrawals are any withdrawals taken after the Withdrawal Start Date that, during any Contract Year, exceed the Guaranteed Lifetime Withdrawal Amount. Excess withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the excess withdrawal (the amount withdrawn during any Contract Year in excess of the Guaranteed Lifetime Withdrawal Amount); and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
(A)	= the dollar amount of the excess withdrawal;
(B)	= the Contract Value (which will be reduced by any Guaranteed Lifetime Withdrawal Amount) on the date of the excess withdrawal; and
C	= the Current Guaranteed Lifetime Withdrawal Base on the date of the excess withdrawal.
Note: When an excess withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an excess withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of excess withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
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Proportional amount ($7,500 ÷ $477,500) x $450,000=$7,068
After the excess withdrawal:
Contract Value ($500,000 - $30,000)=$470,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $7,500)=$442,500
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $377,500) x $450,000=$8,940
After the excess withdrawal:
Contract Value ($400,000 - $30,000)=$370,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $8,940)=$441,060
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Guaranteed Lifetime Withdrawal Amount without reducing the Current Guaranteed Lifetime Withdrawal Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a Contract Owner’s death, by a non-spouse. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA; and
(3)	submit a completed administrative form to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, any withdrawal in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the Current Guaranteed Lifetime Withdrawal Base.
If, after the Withdrawal Start Date, the Contract Value is $0, but the Current Guaranteed Lifetime Withdrawal Base is greater than $0, the Contract Owner is permitted to continue to take withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount. If, after the Withdrawal Start Date, both the Contract Value and the Current Guaranteed Lifetime Withdrawal Base are $0, the contract terminates.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Guaranteed Lifetime Withdrawal Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount, and only the amount in excess of the Guaranteed Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
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This means that early withdrawals will have a greater overall negative impact on the Current Guaranteed Lifetime Withdrawal Base than excess withdrawals, because early withdrawals will impact the Current Guaranteed Lifetime Withdrawal Base in their entirety, where excess withdrawals will only impact the Current Guaranteed Lifetime Withdrawal Base by the amount of the withdrawal that was in excess of the Guaranteed Lifetime Withdrawal Amount.
Settlement Options
If, after beginning Guaranteed Lifetime Withdrawals, a Contract Owner’s Contract Value falls to $0 (thus, there is nothing to annuitize) and there is still a positive Current Guaranteed Lifetime Withdrawal Base, Nationwide will provide the Contract Owner with a notification describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can continue to take annual withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount until the death of the Annuitant;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options listed above each result in a different amount ultimately received under the Guaranteed Lifetime Withdrawals feature. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age-Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election. Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Guaranteed Lifetime Withdrawal Amount.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Guaranteed Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed in the following table:
Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0
For contracts that have elected the Spousal Continuation Option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner. Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount as of the date that Nationwide received all of the necessary information is issued to the Contract Owner. If Nationwide does not receive the completed
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form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option. Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.
Termination of Guaranteed Lifetime Withdrawals
Upon annuitization of the contract, the Guaranteed Lifetime Withdrawal Fee will no longer be assessed and all benefits associated with Guaranteed Lifetime Withdrawals will terminate. Additionally, the benefits associated with the option terminate upon the Annuitant’s death (unless the Spousal Continuation Option was also elected), a full surrender of the contract, or a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0.
Spousal Continuation Option
The Spousal Continuation Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawals. This feature is beneficial in that it provides the security of ensuring that both spouses have access to the Guaranteed Lifetime Withdrawals for the duration of both their lives.
There is no fee associated with the Spousal Continuation Option; however, if the Spousal Continuation Option is elected, the Lifetime Withdrawal Percentage may be reduced which will result in a smaller Guaranteed Lifetime Withdrawal Amount.
For Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit, the Spousal Continuation Option is automatically elected at the time of application for this contract and no reduction will be applied to the Lifetime Withdrawal Percentage. Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit cannot remove the Spousal Continuation Option under this contract.
For Contract Owners of Income Contracts who declined the Previous Plan's spousal benefit, the Spousal Continuation Option is not available for election under this contract.
For Contract Owners of Accumulation Contracts, the Spousal Continuation Option is available for election at the time of application, subject to the conditions listed below. In exchange for the Spousal Continuation Option, the Lifetime Withdrawal Percentage will be reduced by a factor that is determined by the age of the spouse when the Contract Owner reaches age 65 (see Appendix D: Spousal Continuation Option Calculation for the applicable reduction factors and sample calculations).
The Spousal Continuation Option is available to the Contract Owners of Accumulation Contracts, provided that the following conditions are satisfied:
(1)	The Spousal Continuation Option must be elected at the time of application, and the Contract Owner/Annuitant cannot be younger than 40 or older than 90 on the Contract Issue Date.
(2)	After the first Guaranteed Lifetime Withdrawal, the Spousal Continuation Option may not be removed from the contract.
(3)	Only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner/Annuitant.
(4)	Both spouses must be named as beneficiaries.
(5)	No person other than the spouse may be named as Contingent Annuitant. Note: This will affect the timing and payment of the death benefit. No death benefit will be paid until the death of the Contract Owner and his/her spouse.
(6)	The spouse cannot be younger than 40 or older than 90 at the Withdrawal Start Date.
Note: If the contract is annuitized, Guaranteed Lifetime Withdrawals and the Spousal Continuation Option terminate.
Marriage Termination
If, prior to taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Option from the contract. Nationwide will remove the option upon the Contract Owner’s written request to the Service Center. If the Spousal Continuation Option is removed from the contract, the Lifetime Withdrawal Percentage will be recalculated to reflect a Lifetime Withdrawal Percentage that is no longer reduced by the applicable Lifetime Withdrawal Percentage reduction factor. Once the Spousal Continuation Option is removed from the contract, the option may not be re-elected or added to cover a subsequent spouse.
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If, after taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Option from the contract.
Risks Associated with the Spousal Continuation Option
There are situations where a Contract Owner who elects the Spousal Continuation Option will not receive the benefits associated with the option. This will occur if:
(1)	the spouse (the Contingent Annuitant) dies before you;
(2)	the contract is annuitized; or
(3)	after the Withdrawal Start Date, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Spousal Continuation Option, but he/she will continue to receive a reduced Lifetime Withdrawal Percentage.
Ownership and Interests in the Contract
Contract Owner/Annuitant
The Contract Owner and the Annuitant must be the same person for contracts described in this prospectus. The Contract Owner/Annuitant has all rights under the contract and is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. The death of the Contract Owner/Annuitant will also trigger the death benefit (unless a Contingent Annuitant is named). The Contract Owner/Annuitant must be between the ages of 40 and 90 on the Contract Issue Date, unless Nationwide approves a request for a Contract Owner/Annuitant of lesser or greater age.
Contingent Annuitant
If the Contract Owner/Annuitant dies before the Annuitization Date, the Contingent Annuitant replaces the Contract Owner/Annuitant and becomes the new determining life for Guaranteed Lifetime Withdrawals, annuity payments, and any death benefit. The Contingent Annuitant must be between the ages of 40 and 90 at the Withdrawal Start Date, unless Nationwide approves a request for a Contingent Annuitant of lesser or greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Contract Owner/Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Contract Owner/Annuitant and Contingent Annuitant.
If the Spousal Continuation Option is elected, the Contract Owner’s spouse must be named as the Contingent Annuitant.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Contract Owner/Annuitant dies before the Annuitization Date and there is no Contingent Annuitant. The Contract Owner/Annuitant can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner/Annuitant can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date, the Contract Owner may request to change the beneficiary or contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Contingent Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
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Subsequent Purchase Payments
Subsequent purchase payments are not permitted under this contract.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If fees are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Note: The Variable Account fees shown above reflect only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other fees that are assessed via the redemption of Accumulation Units (the Guaranteed Lifetime Withdrawal Fee).
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account fees.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing or over the telephone to the Service Center. Nationwide may restrict or withdraw the telephone transfer privilege at any time.
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Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract advisors via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to
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remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
For Accumulation Contracts, withdrawals taken before the Withdrawal Start Date (also known as early withdrawals) negatively impact the Current Guaranteed Lifetime Withdrawal Base. Additionally, for both Accumulation Contracts and Income Contracts, withdrawals after the Withdrawal Start Date that are in excess of the Guaranteed Lifetime Withdrawal Amount (also known as excess withdrawals) will also negatively impact the Current Guaranteed Lifetime Withdrawal Base. Finally, for Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 constitutes the Withdrawal Start Date (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay these fees are subject to the provisions of the contract (may reduce the Current Guaranteed Lifetime Withdrawal Base) and may be subject to income tax and/or tax penalties. Note: For Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 establishes the Withdrawal Start Date even if it is taken to pay investment advisory fees (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account fees
•	underlying mutual fund fees
•	the investment performance of the underlying mutual funds
•	a prorated Guaranteed Lifetime Withdrawal Fee
•	a $30 Contract Maintenance Fee (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contract rights are personal to the Contract Owner and may not be assigned.
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Contract Owner Services
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner/Annuitant
If a Contract Owner/Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a Contingent Annuitant is named. If a Contingent Annuitant is named then no death benefit is payable until the death of both the Contract Owner/Annuitant and the Contingent Annuitant. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death and Spousal Continuation Option
If the Spousal Continuation Option is elected, no death benefit is payable until both spouses die. After the death of the first spouse, the surviving spouse will continue to receive Guaranteed Lifetime Withdrawals until their death or annuitization.
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Death Benefit Calculation
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 70½.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday unless approved by Nationwide.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
An election to begin annuity payments will terminate all benefits, conditions, guarantees, and fees associated with Guaranteed Lifetime Withdrawals.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
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Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
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The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
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Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
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The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC’s operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 333-176908
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
DEF:	This Sub-Account is not available for election as an investment option. It is included under this contract solely as a default investment option in certain circumstances (see Right to Examine and Cancel and Death Benefit).
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
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Appendix B: Condensed Financial Information
Because the contracts described in this prospectus have not been previously made available for sale, there are no Accumulation Unit values for the year ending December 31, 2015. The Statement of Additional Information is available free of charge by contacting the Service Center.
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
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•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period has passed. The five taxable-year period begins with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In Obergefell v. Hodges, the United States Supreme Court declared that all states are required to license marriages between same sex couples, and to recognize same sex marriages validly performed in another jurisdiction.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
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If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household with qualifying person, or qualifying widow(er) with dependent child). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2016, that amount is $12,400.
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Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
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Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for IRAs and Roth IRAs
Distributions from IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the Co contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.
If the contract owner's entire interest in IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by
43

one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that expanded the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
44

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
45

Appendix D: Spousal Continuation Option Calculation
The following table provides the Lifetime Withdrawal Percentage reduction factors that are applicable when a Contract Owner elects the Spousal Continuation Option.
Age of Spouse when Contract Owner reaches age 65	Percent multiplied by the Lifetime Withdrawal Percentage
40	47%
41	48%
42	49%
43	49%
44	49%
45	49%
46	50%
47	52%
48	53%
49	55%
50	57%
51	58%
52	60%
53	61%
54	63%
55	64%
56	66%
57	67%
58	69%
59	70%
60	72%
61	73%
62	75%
63	76%
64	78%
65	79%
66	81%
67	82%
68	83%
69	85%
70	86%
71	87%
72	88%
46

Example of the calculation of the Lifetime Withdrawal Percentage when the Spousal Continuation Option is elected:
In this example, the Contract Owner transfers his/her Previous Plan’s assets to this contract and elects the Spousal Continuation Option at the time of application:
Lifetime Withdrawal Percentage=*6.5%
Spouse’s Age when the Contract Owner reaches age 65=55
Reduction factor from the above table=64%
The Lifetime Withdrawal Percentage is multiplied by the reduction factor resulting in a reduced Lifetime Withdrawal Percentage, as follows:
6.5% x 64%=4.16%
Therefore, the Contract Owner’s Lifetime Withdrawal Percentage would be 4.16% if he/she elected the Spousal Continuation Option.
*	The Lifetime Withdrawal Percentage is a hypothetical percentage for the purposes of this example.
47

Nationwide DestinationSM Income Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Individual Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2016. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $197 billion as of December 31, 2015.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in the prospectus.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
2

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Equity and Income Fund - Class A (VKEIA)
31,321 shares (cost $297,339)	$301,310
Growth and Income Fund - Class A (VKGIA)
41,822 shares (cost $925,235)	985,743
Invesco Mid Cap Growth Fund - Class A (VKGA)
140,657 shares (cost $4,849,215)	4,831,574
Aberdeen Small Cap Fund - Class A (PRSCA)
85,320 shares (cost $1,538,765)	2,284,867
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
44,185 shares (cost $458,998)	408,713
U.S. Equity Fund - Institutional Service Class (ADUES)
113,144 shares (cost $1,102,358)	1,378,094
International Growth Fund: Class A (TCIGA)
5,253 shares (cost $55,960)	60,299
International Growth Fund - Investor Class (TCIGR)
34,964 shares (cost $364,711)	397,889
Growth Fund - Investor Class (TCG)
189,287 shares (cost $4,924,335)	5,313,274
Income & Growth Fund - Class A (ACIGA)
46,745 shares (cost $1,274,259)	1,526,216
Income & Growth Fund - Investor Class (IGF)
95,709 shares (cost $2,761,515)	3,128,714
Short-Term Government Fund - Investor Class (BSTG)
124,236 shares (cost $1,210,596)	1,192,669
Ultra(R) Fund - Investor Class (TCUL)
202,433 shares (cost $5,367,852)	7,089,217
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
229,172 shares (cost $965,294)	811,271
Appreciation Fund, Inc. (DAF)
64,735 shares (cost $2,631,279)	2,586,807
Balanced Opportunity Fund - Class Z (DPBOZ)
37,531 shares (cost $637,927)	737,111
Dreyfus S&P 500 Index Fund (DSPI)
238,816 shares (cost $9,487,667)	11,570,627
Intermediate Term Income Fund - Class A (DPITIA)
111,812 shares (cost $1,542,136)	1,485,981
Opportunistic Small Cap Fund (DROSC)
3,882 shares (cost $125,660)	111,324
Third Century Fund, Inc. - Class Z (DTC)
48,198 shares (cost $636,288)	576,926
Bond Fund - Class F Shares (FBDF)
183,470 shares (cost $1,740,448)	1,614,537
Equity Income Fund, Inc. - Class F Shares (FEQIF)
1,493 shares (cost $30,381)	32,686
High Yield Trust (FHYT)
290,389 shares (cost $1,930,178)	1,788,796

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Intermediate Corporate Bond Fund - Service Shares (FIIF)
32,479 shares (cost $311,326)	297,181
Advisor Balanced Fund - Class A (FABA)
4,654 shares (cost $72,127)	84,754
Advisor Balanced Fund - Class T (FAB)
91,146 shares (cost $1,531,980)	1,677,092
Advisor Equity Growth Fund - Class A (FAEGA)
8,898 shares (cost $480,705)	858,257
Advisor Equity Income Fund - Class A (FAEIA)
65,447 shares (cost $1,554,988)	1,860,008
Advisor Equity Income Fund - Class T (FAEI)
54,979 shares (cost $1,394,374)	1,592,740
Advisor Growth Opportunities Fund - Class A (FAGOA)
9,379 shares (cost $375,198)	559,858
Advisor Growth Opportunities Fund - Class T (FAGO)
44,627 shares (cost $1,940,651)	2,658,008
Advisor High Income Advantage Fund - Class T (FAHY)
52,159 shares (cost $471,833)	518,463
Advisor Overseas Fund - Class A (FAOA)
37 shares (cost $604)	783
Asset Manager 50% (FAM)
81,706 shares (cost $1,257,491)	1,310,572
Balance Sheet Investment Fund - Class A (FRBSI)
38,470 shares (cost $1,614,923)	1,284,508
Foreign Fund - Class A (TFF)
129,523 shares (cost $664,596)	826,359
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
148,226 shares (cost $3,202,307)	3,821,268
Small-Mid Cap Growth Fund - Class A (FSCG)
32,034 shares (cost $1,037,318)	1,034,704
Real Estate Fund - Class A (AREA)
43,605 shares (cost $1,058,918)	997,691
Small Cap Growth Fund - Investor Class (ASCGI)
18,476 shares (cost $692,370)	617,084
Balanced Fund: Class S (JBS)
41,561 shares (cost $1,155,877)	1,201,515
Class T (JF)
110,041 shares (cost $3,265,988)	3,856,946
Overseas Fund: Class S (JOS)
2,664 shares (cost $94,657)	73,353
Twenty Fund: Class T (JTF)
271,348 shares (cost $16,089,395)	14,880,716
Global Research Fund - Class T (JWF)
27,745 shares (cost $1,062,761)	1,713,797
Global Research Fund - Class S (JWS)
4,721 shares (cost $212,589)	295,863
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
264,818 shares (cost $3,665,150)	3,220,182
MFS Strategic Income Fund - Class A (MSI)
183,853 shares (cost $1,231,834)	1,145,406

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Bond Fund - Institutional Service Class (NBF)
131,853 shares (cost $1,296,643)	1,255,237
Bond Index Fund - Class A (NBIXA)
32,318 shares (cost $372,008)	353,883
Nationwide Fund: Class A (NFA)
47,974 shares (cost $710,708)	1,026,159
Nationwide Fund - Institutional Service Class (NF)
128,114 shares (cost $1,829,665)	2,700,653
Government Bond Fund - Institutional Service Class (NGBF)
211,402 shares (cost $2,210,110)	2,124,594
Nationwide Growth Fund - Institutional Class (NGF)
30,175 shares (cost $237,225)	328,306
International Index Fund - Class A (NIIXA)
468 shares (cost $2,878)	3,459
Investor Destinations Aggressive Fund - Service Class (IDAS)
127,227 shares (cost $1,116,763)	1,249,365
Investor Destinations Conservative Fund - Service Class (IDCS)
62,120 shares (cost $640,572)	614,371
Investor Destinations Moderate Fund - Service Class (IDMS)
387,050 shares (cost $3,542,219)	3,754,386
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
298,443 shares (cost $2,709,127)	2,999,353
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
101,719 shares (cost $1,036,919)	1,003,964
Mid Cap Market Index Fund - Class A (NMCIXA)
52,032 shares (cost $828,348)	827,305
Money Market Fund - Prime Shares (MMF)
5,654,944 shares (cost $5,654,944)	5,654,944
Money Market Fund - Service Class (MMFR)
3,018,535 shares (cost $3,018,535)	3,018,535
Nationwide Growth Fund - Class A (NGFA)
71,955 shares (cost $765,359)	748,337
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
118,008 shares (cost $1,236,511)	1,488,086
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
72,536 shares (cost $759,009)	719,559
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
226,617 shares (cost $2,666,423)	2,841,775
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
252,663 shares (cost $2,875,671)	3,357,886
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
76,339 shares (cost $848,917)	845,841
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
26,951 shares (cost $298,974)	275,983
S&P 500 Index Fund - Service Class (NIXR)
243,429 shares (cost $3,002,592)	3,308,194
Small Cap Index Fund - Class A (NSCIXA)
36,593 shares (cost $433,456)	461,436
Templeton NVIT International Value Fund - Class III (NVTIV3)
28,280 shares (cost $377,438)	307,688

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Genesis Fund - Trust Class (NBGST)
132,510 shares (cost $6,381,406)	7,121,095
Guardian Fund - Investor Class (NBGF)
89,211 shares (cost $1,313,477)	1,378,311
Guardian Fund - Trust Class (NBGT)
14,809 shares (cost $170,433)	152,528
Large Cap Value Fund: Investor Class (PF)
95,930 shares (cost $2,470,972)	2,316,704
Large Cap Value Fund: Trust Class (NBPT)
6,114 shares (cost $123,560)	96,176
Short Duration Bond Fund - Investor Class (NLMB)
62,180 shares (cost $495,944)	487,494
Socially Responsive Fund - Trust Class (NBSRT)
68,517 shares (cost $1,350,020)	1,310,739
Capital Appreciation Fund- Class A (OCAF)
19,872 shares (cost $882,601)	1,071,506
Global Fund- Class A (OGF)
50,514 shares (cost $3,102,052)	3,794,619
Global Strategic Income Fund - Class A (OSI)
132,619 shares (cost $566,161)	502,624
PIMCO Total Return Fund - Class A (PMTRA)
193,475 shares (cost $2,125,558)	1,948,295
VP International Fund - Class II (ACVI2)
109,943 shares (cost $1,176,313)	1,099,428
Capital & Income Fund (FCI)
30,556 shares (cost $265,312)	279,586
Equity-Income Fund (FEI)
109,522 shares (cost $5,486,670)	5,594,369
High Income Portfolio - Initial Class (FHIP)
506 shares (cost $2,792)	2,504
Magellan(R) Fund (FMG)
84,413 shares (cost $7,290,623)	7,549,093
Puritan Fund (FPR)
290,066 shares (cost $5,618,434)	5,897,041
VIP Overseas Portfolio - Service Class 2 (FO2)
110,161 shares (cost $2,208,437)	2,083,141
Templeton Foreign Securities Fund - Class 2 (TIF2)
154,211 shares (cost $2,621,491)	2,035,591
Global Securities Fund/VA - Service Class (OVGSS)
125,635 shares (cost $5,074,224)	4,722,615
Putnam Voyager Fund: Class A (PVF)
2,723 shares (cost $80,342)	73,145
Putnam International Equity Fund - Class A (PUIGA)
217 shares (cost $4,900)	4,773
Virtus Balanced Fund: Class A (PBF)
74,840 shares (cost $1,080,215)	1,022,308
Advisors Small Cap Fund - Class A (WRASCA)
23,515 shares (cost $391,318)	333,920
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
105,350 shares (cost $2,382,261)	2,084,872

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
3,027 shares (cost $131,511)	121,508
Advantage Funds(R) - Growth Fund - Class A (SGRA)
24,721 shares (cost $1,126,736)	1,006,372
Advantage - Large Cap Core - Class A (WFLCCA)
8,101 shares (cost $126,351)	122,643
Advantage Large Cap Growth Fund - Class A (WFLGA)
49,192 shares (cost $2,397,504)	2,250,513
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
62,615 shares (cost $756,248)	762,649

Total Investments	$195,097,214
Other Accounts Payable	(2,051)
Accounts Payable - Advisor Overseas Fund - Class A (FAOA)	(11)

$195,095,152

Contract Owners’ Equity:
Accumulation units	195,093,976
Contracts in payout (annuitization) period (note 1f)	1,176

Total Contract Owners’ Equity (note 5)	$195,095,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,491,127	6,994	15,708	-	-	1,419	13,815	190
Mortality and expense risk charges (note 2)	(2,674,551)	(4,252)	(12,992)	(61,711)	(22,620)	(5,870)	(19,705)	(889)

Net investment income (loss)	(183,424)	2,742	2,716	(61,711)	(22,620)	(4,451)	(5,890)	(699)

Realized gain (loss) on investments	7,374,669	4,031	57,814	62,576	181,864	(7,221)	90,745	4,594
Change in unrealized gain (loss) on investments	(20,775,337)	(26,955)	(172,779)	(341,422)	3,828	(15,981)	(222,747)	(7,642)

Net gain (loss) on investments	(13,400,668)	(22,924)	(114,965)	(278,846)	185,692	(23,202)	(132,002)	(3,048)

Reinvested capital gains	11,764,935	8,142	66,305	361,096	-	-	65,606	3,224

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,819,157)	(12,040)	(45,944)	20,539	163,072	(27,653)	(72,286)	(523)

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$2,064	18,027	32,021	71,109	7,228	15,874	56,194	46,036
Mortality and expense risk charges (note 2)	(6,142)	(73,261)	(19,952)	(43,173)	(17,259)	(92,090)	(11,890)	(35,361)

Net investment income (loss)	(4,078)	(55,234)	12,069	27,936	(10,031)	(76,216)	44,304	10,675

Realized gain (loss) on investments	31,226	199,321	5,440	38,112	(4,680)	195,143	(6,571)	118,884
Change in unrealized gain (loss) on investments	(50,140)	(307,333)	(237,237)	(501,263)	(559)	(115,055)	(106,191)	(840,203)

Net gain (loss) on investments	(18,914)	(108,012)	(231,797)	(463,151)	(5,239)	80,088	(112,762)	(721,319)

Reinvested capital gains	21,651	338,827	97,194	198,611	-	349,977	-	606,399

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,341)	175,581	(122,534)	(236,604)	(15,270)	353,849	(68,458)	(104,245)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$7,888	192,941	33,183	382	5,492	76,424	593	136,614
Mortality and expense risk charges (note 2)	(10,041)	(158,278)	(19,328)	(1,530)	(8,587)	(23,560)	(427)	(33,712)

Net investment income (loss)	(2,153)	34,663	13,855	(1,148)	(3,095)	52,864	166	102,902

Realized gain (loss) on investments	21,229	409,560	73,173	(17,968)	112,386	(1,743)	552	86,316
Change in unrealized gain (loss) on investments	(66,297)	(1,127,567)	(138,956)	5,045	(201,113)	(126,829)	(3,386)	(295,599)

Net gain (loss) on investments	(45,068)	(718,007)	(65,783)	(12,923)	(88,727)	(128,572)	(2,834)	(209,283)

Reinvested capital gains	34,555	647,072	12,637	3,997	71,411	17,535	332	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,666)	(36,272)	(39,291)	(10,074)	(20,411)	(58,173)	(2,336)	(106,381)

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$20,780	1,240	15,699	-	58,812	44,663	-	-
Mortality and expense risk charges (note 2)	(7,054)	(1,482)	(23,881)	(10,576)	(25,540)	(21,880)	(7,313)	(35,799)

Net investment income (loss)	13,726	(242)	(8,182)	(10,576)	33,272	22,783	(7,313)	(35,799)

Realized gain (loss) on investments	(23,696)	11,032	41,619	21,372	14,358	13,797	83,149	152,112
Change in unrealized gain (loss) on investments	4,230	(16,474)	(126,892)	14,216	(287,748)	(243,644)	(110,693)	(296,393)

Net gain (loss) on investments	(19,466)	(5,442)	(85,273)	35,588	(273,390)	(229,847)	(27,544)	(144,281)

Reinvested capital gains	366	3,231	64,735	19,886	126,949	107,138	56,118	268,327

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,374)	(2,453)	(28,720)	44,898	(113,169)	(99,926)	21,261	88,247

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$26,740	3	25,675	9,205	11,676	71,201	-	10,585
Mortality and expense risk charges (note 2)	(7,372)	(7)	(18,987)	(18,633)	(12,285)	(54,236)	(13,810)	(11,173)

Net investment income (loss)	19,368	(4)	6,688	(9,428)	(609)	16,965	(13,810)	(588)

Realized gain (loss) on investments	9,199	35	10,110	(1,307)	61,926	45,337	11,735	18,511
Change in unrealized gain (loss) on investments	(50,160)	(9)	(88,191)	(346,051)	(133,069)	(529,338)	(126,937)	(127,955)

Net gain (loss) on investments	(40,961)	26	(78,081)	(347,358)	(71,143)	(484,001)	(115,202)	(109,444)

Reinvested capital gains	-	-	48,350	190,028	435	247,119	91,846	135,006

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,593)	22	(23,043)	(166,758)	(71,317)	(219,917)	(37,166)	24,974

Investment Activity:	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$-	15,283	59,328	2,879	69,635	12,695	1,883	343
Mortality and expense risk charges (note 2)	(7,276)	(14,441)	(53,389)	(1,093)	(200,006)	(25,105)	(3,878)	(42,729)

Net investment income (loss)	(7,276)	842	5,939	1,786	(130,371)	(12,410)	(1,995)	(42,386)

Realized gain (loss) on investments	44,923	20,732	308,907	(1,868)	561,587	124,094	10,850	3,909
Change in unrealized gain (loss) on investments	(123,599)	(85,602)	(487,183)	(7,396)	(1,416,104)	(170,227)	(21,973)	(326,191)

Net gain (loss) on investments	(78,676)	(64,870)	(178,276)	(9,264)	(854,517)	(46,133)	(11,123)	(322,282)

Reinvested capital gains	54,522	52,520	334,979	-	1,523,437	-	-	220,275

Net increase (decrease) in contract owners’ equity resulting from operations	$(31,430)	(11,508)	162,642	(7,478)	538,549	(58,543)	(13,118)	(144,393)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$47,818	33,111	6,466	10,810	35,062	37,220	1,449	82
Mortality and expense risk charges (note 2)	(16,360)	(17,110)	(4,658)	(13,994)	(37,272)	(28,788)	(4,382)	(37)

Net investment income (loss)	31,458	16,001	1,808	(3,184)	(2,210)	8,432	(2,933)	45

Realized gain (loss) on investments	(4,487)	12,968	(318)	54,067	197,093	(20,135)	20,289	11
Change in unrealized gain (loss) on investments	(67,647)	(44,309)	(8,484)	(81,249)	(263,282)	(19,948)	(18,159)	(164)

Net gain (loss) on investments	(72,134)	(31,341)	(8,802)	(27,182)	(66,189)	(40,083)	2,130	(153)

Reinvested capital gains	-	-	2,015	25,047	66,965	953	14,151	31

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,676)	(15,340)	(4,979)	(5,319)	(1,434)	(30,698)	13,348	(77)

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$19,522	9,754	56,720	45,839	16,023	7,656	-	-
Mortality and expense risk charges (note 2)	(17,358)	(7,707)	(51,452)	(40,854)	(13,502)	(10,902)	(85,263)	(36,150)

Net investment income (loss)	2,164	2,047	5,268	4,985	2,521	(3,246)	(85,263)	(36,150)

Realized gain (loss) on investments	91,114	5,320	11,017	240,513	20,925	41,560	-	-
Change in unrealized gain (loss) on investments	(219,549)	(23,465)	(398,974)	(548,243)	(74,875)	(164,941)	-	-

Net gain (loss) on investments	(128,435)	(18,145)	(387,957)	(307,730)	(53,950)	(123,381)	-	-

Reinvested capital gains	76,513	7,910	269,953	193,744	32,250	94,401	151	82

Net increase (decrease) in contract owners’ equity resulting from operations	$(49,758)	(8,188)	(112,736)	(109,001)	(19,179)	(32,226)	(85,112)	(36,068)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$1,580	21,736	12,571	48,047	51,376	15,173	370	61,924
Mortality and expense risk charges (note 2)	(9,498)	(20,977)	(8,613)	(41,699)	(46,526)	(12,261)	(3,465)	(43,482)

Net investment income (loss)	(7,918)	759	3,958	6,348	4,850	2,912	(3,095)	18,442

Realized gain (loss) on investments	39,159	168,548	(251)	123,721	169,904	28,637	6,668	153,295
Change in unrealized gain (loss) on investments	(42,528)	(193,511)	(34,181)	(310,658)	(317,615)	(90,280)	(27,013)	(493,743)

Net gain (loss) on investments	(3,369)	(24,963)	(34,432)	(186,937)	(147,711)	(61,643)	(20,345)	(340,448)

Reinvested capital gains	33,864	-	23,124	132,768	69,169	46,705	16,545	306,683

Net increase (decrease) in contract owners’ equity resulting from operations	$22,577	(24,204)	(7,350)	(47,821)	(73,692)	(12,026)	(6,895)	(15,323)

Investment Activity:	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$4,534	5,992	4,056	9,723	1,122	27,097	1,525	5,518
Mortality and expense risk charges (note 2)	(6,211)	(3,861)	(98,449)	(20,278)	(2,035)	(35,047)	(1,386)	(7,032)

Net investment income (loss)	(1,677)	2,131	(94,393)	(10,555)	(913)	(7,950)	139	(1,514)

Realized gain (loss) on investments	36,428	(279)	323,554	(4,224)	(7,501)	(44,476)	(1,330)	424
Change in unrealized gain (loss) on investments	(111,520)	(33,651)	(956,187)	(228,805)	(24,546)	(499,546)	(25,181)	(4,441)

Net gain (loss) on investments	(75,092)	(33,930)	(632,633)	(233,029)	(32,047)	(544,022)	(26,511)	(4,017)

Reinvested capital gains	47,491	13,818	657,759	149,613	23,146	179,317	10,919	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,278)	(17,981)	(69,267)	(93,971)	(9,814)	(372,655)	(15,453)	(5,531)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI	FEI
Reinvested dividends	$14,308	-	25,072	23,286	53,370	-	13,306	207,581
Mortality and expense risk charges (note 2)	(18,067)	(13,669)	(52,959)	(6,864)	(26,789)	(5,938)	(4,237)	(77,544)

Net investment income (loss)	(3,759)	(13,669)	(27,887)	16,422	26,581	(5,938)	9,069	130,037

Realized gain (loss) on investments	84,803	73,506	143,776	(7,724)	(24,163)	(3,040)	9,060	(11,468)
Change in unrealized gain (loss) on investments	(227,054)	(169,363)	(152,615)	(27,828)	(85,992)	(76,885)	(25,369)	(837,335)

Net gain (loss) on investments	(142,251)	(95,857)	(8,839)	(35,552)	(110,155)	(79,925)	(16,309)	(848,803)

Reinvested capital gains	124,071	131,078	162,136	-	67,232	-	1,996	434,298

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,939)	21,552	125,410	(19,130)	(16,342)	(85,863)	(5,244)	(284,468)

Investment Activity:	FHIP	FMG	FPR	FO2	TIF2	OVGSS	PVF	PUIGA
Reinvested dividends	$176	44,115	127,992	23,529	74,878	53,797	855	125
Mortality and expense risk charges (note 2)	(33)	(103,186)	(79,892)	(17,039)	(29,802)	(65,499)	(1,800)	(71)

Net investment income (loss)	143	(59,071)	48,100	6,490	45,076	(11,702)	(945)	54

Realized gain (loss) on investments	1	(11,009)	50,772	(5,401)	(87,009)	(14,073)	27,165	8
Change in unrealized gain (loss) on investments	(270)	(241,460)	(375,140)	(125,296)	(206,186)	(184,871)	(41,166)	(123)

Net gain (loss) on investments	(269)	(252,469)	(324,368)	(130,697)	(293,195)	(198,944)	(14,001)	(115)

Reinvested capital gains	-	530,454	302,675	2,082	76,479	331,412	3,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(126)	218,914	26,407	(122,125)	(171,640)	120,766	(11,538)	(61)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD
Reinvested dividends	$18,538	-	-	-	-	373	30	8,880
Mortality and expense risk charges (note 2)	(14,275)	(5,162)	(5,230)	(303)	(2,215)	(278)	(5,649)	(10,755)

Net investment income (loss)	4,263	(5,162)	(5,230)	(303)	(2,215)	95	(5,619)	(1,875)

Realized gain (loss) on investments	20,359	48,279	(2,771)	(482)	276	10	35	13,113
Change in unrealized gain (loss) on investments	(112,414)	(88,273)	(297,389)	(10,003)	(120,365)	(3,708)	(146,992)	(103,342)

Net gain (loss) on investments	(92,055)	(39,994)	(300,160)	(10,485)	(120,089)	(3,698)	(146,957)	(90,229)

Reinvested capital gains	32,838	44,631	240,774	9,703	129,621	1,044	118,815	75,263

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,954)	(525)	(64,616)	(1,085)	7,317	(2,559)	(33,761)	(16,841)

Investment Activity:	SCS	SE	SGR	WFLCCI	STR	FO2R	ACVI4
Reinvested dividends	$-	-	-	-	-	-	2,519
Mortality and expense risk charges (note 2)	(24,879)	(1,524)	(10,149)	(1,543)	(24,937)	(7,767)	(9,312)

Net investment income (loss)	(24,879)	(1,524)	(10,149)	(1,543)	(24,937)	(7,767)	(6,793)

Realized gain (loss) on investments	374,786	16,095	127,561	28,608	914,855	368,125	381,196
Change in unrealized gain (loss) on investments	(356,934)	(19,034)	(110,290)	(22,143)	(786,395)	(202,144)	(292,499)

Net gain (loss) on investments	17,852	(2,939)	17,271	6,465	128,460	165,981	88,697

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,027)	(4,463)	7,122	4,922	103,523	158,214	81,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		VKEIA		VKGIA		VKGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(183,424)	51,574	2,742	3,909	2,716	7,102	(61,711)	(59,447)
Realized gain (loss) on investments	7,374,669	9,451,337	4,031	1,248	57,814	190,546	62,576	146,570
Change in unrealized gain (loss) on investments	(20,775,337)	(11,469,163)	(26,955)	(9,178)	(172,779)	(196,996)	(341,422)	(198,822)
Reinvested capital gains	11,764,935	13,321,333	8,142	25,841	66,305	97,698	361,096	405,777

Net increase (decrease) in contract owners’ equity resulting from operations	(1,819,157)	11,355,081	(12,040)	21,820	(45,944)	98,350	20,539	294,078

Equity transactions:
Purchase payments received from contract owners (note 3)	8,910,536	9,317,774	23,044	20,304	27,732	32,578	150,175	159,495
Transfers between funds	-	-	3,999	6,298	(19,156)	(12,555)	570,596	(51,777)
Redemptions (note 3)	(26,338,389)	(27,649,045)	(27,085)	(4,688)	(104,438)	(249,723)	(474,989)	(764,664)
Annuity benefits	(363)	(362)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(152,917)	(159,696)	-	-	-	-	(3,284)	(3,318)
Contingent deferred sales charges (note 2)	(35,478)	(29,238)	-	-	(484)	(231)	(261)	(195)
Adjustments to maintain reserves	(1,880)	(2,107)	(17)	(16)	4	(71)	(51)	(421)

Net equity transactions	(17,618,491)	(18,522,674)	(59)	21,898	(96,342)	(230,002)	242,186	(660,880)

Net change in contract owners’ equity	(19,437,648)	(7,167,593)	(12,099)	43,718	(142,286)	(131,652)	262,725	(366,802)
Contract owners’ equity beginning of period	214,532,800	221,700,393	313,379	269,661	1,128,027	1,259,679	4,568,841	4,935,643

Contract owners’ equity end of period	$195,095,152	214,532,800	301,280	313,379	985,741	1,128,027	4,831,566	4,568,841

CHANGES IN UNITS:
Beginning units	8,861,037	9,218,170	22,800	21,112	44,470	53,893	143,438	165,074
Units purchased	1,820,244	1,858,513	2,332	2,034	2,088	5,489	26,462	11,944
Units redeemed	(1,954,235)	(2,215,646)	(2,374)	(346)	(5,970)	(14,912)	(18,738)	(33,580)

Ending units	8,727,046	8,861,037	22,758	22,800	40,588	44,470	151,162	143,438

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PRSCA		ADGFIS		ADUES		TCIGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(22,620)	(20,373)	(4,451)	4,663	(5,890)	(4,516)	(699)	(471)
Realized gain (loss) on investments	181,864	68,209	(7,221)	531	90,745	85,464	4,594	10,536
Change in unrealized gain (loss) on investments	3,828	36,782	(15,981)	(18,266)	(222,747)	(75,249)	(7,642)	(21,015)
Reinvested capital gains	-	-	-	-	65,606	97,906	3,224	4,380

Net increase (decrease) in contract owners’ equity resulting from operations	163,072	84,618	(27,653)	(13,072)	(72,286)	103,605	(523)	(6,570)

Equity transactions:
Purchase payments received from contract owners (note 3)	85,774	45,766	23,276	30,257	45,211	76,851	-	-
Transfers between funds	897,581	21,213	(40,323)	(25,108)	(47,413)	(45,905)	-	-
Redemptions (note 3)	(506,776)	(141,359)	(37,194)	(64,811)	(204,209)	(199,763)	(12,280)	(25,604)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,069)	(1,095)	(460)	(603)	(1,406)	(1,490)	-	-
Contingent deferred sales charges (note 2)	(179)	(12)	-	(54)	-	(28)	-	-
Adjustments to maintain reserves	(2)	(58)	1	(8)	(19)	(9)	(4)	(16)

Net equity transactions	475,329	(75,545)	(54,700)	(60,327)	(207,836)	(170,344)	(12,284)	(25,620)

Net change in contract owners’ equity	638,401	9,073	(82,353)	(73,399)	(280,122)	(66,739)	(12,807)	(32,190)
Contract owners’ equity beginning of period	1,646,462	1,637,389	491,057	564,456	1,658,192	1,724,931	73,087	105,277

Contract owners’ equity end of period	$2,284,863	1,646,462	408,704	491,057	1,378,070	1,658,192	60,280	73,087

CHANGES IN UNITS:
Beginning units	47,699	50,050	45,516	50,873	100,216	111,074	7,021	9,349
Units purchased	32,013	3,402	2,728	4,139	2,898	5,160	-	-
Units redeemed	(15,801)	(5,753)	(7,969)	(9,496)	(15,433)	(16,018)	(1,155)	(2,328)

Ending units	63,911	47,699	40,275	45,516	87,681	100,216	5,866	7,021

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TCIGR		TCG		ACIGA		IGF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(4,078)	(1,710)	(55,234)	(59,221)	12,069	11,241	27,936	25,723
Realized gain (loss) on investments	31,226	16,653	199,321	402,615	5,440	26,068	38,112	55,291
Change in unrealized gain (loss) on investments	(50,140)	(78,757)	(307,333)	(939,961)	(237,237)	57,499	(501,263)	90,253
Reinvested capital gains	21,651	29,192	338,827	1,131,994	97,194	89,693	198,611	174,209

Net increase (decrease) in contract owners’ equity resulting from operations	(1,341)	(34,622)	175,581	535,427	(122,534)	184,501	(236,604)	345,476

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	110,983	128,415	49,118	21,732	185,364	180,407
Transfers between funds	(12,820)	(6,572)	(42,768)	(96,214)	26,541	(20,444)	151,079	51,888
Redemptions (note 3)	(72,074)	(27,964)	(646,984)	(911,971)	(182,357)	(175,981)	(389,263)	(432,780)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(682)	(718)	(4,579)	(4,924)	-	-	(3,961)	(4,104)
Contingent deferred sales charges (note 2)	-	-	(1,954)	(1,438)	(6)	(115)	(119)	(106)
Adjustments to maintain reserves	(17)	(9)	(69)	(46)	(18)	(42)	(25)	(7)

Net equity transactions	(85,593)	(35,263)	(585,371)	(886,178)	(106,722)	(174,850)	(56,925)	(204,702)

Net change in contract owners’ equity	(86,934)	(69,885)	(409,790)	(350,751)	(229,256)	9,651	(293,529)	140,774
Contract owners’ equity beginning of period	484,804	554,689	5,723,007	6,073,758	1,755,481	1,745,830	3,422,213	3,281,439

Contract owners’ equity end of period	$397,870	484,804	5,313,217	5,723,007	1,526,225	1,755,481	3,128,684	3,422,213

CHANGES IN UNITS:
Beginning units	15,665	16,745	108,782	134,560	114,739	126,524	108,068	115,075
Units purchased	-	-	6,281	4,465	7,165	2,129	12,557	12,951
Units redeemed	(2,715)	(1,080)	(19,572)	(30,243)	(14,528)	(13,914)	(14,511)	(19,958)

Ending units	12,950	15,665	95,491	108,782	107,376	114,739	106,114	108,068

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BSTG		TCUL		DWHYOI		DAF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(10,031)	(12,470)	(76,216)	(66,922)	44,304	45,663	10,675	11,227
Realized gain (loss) on investments	(4,680)	(1,289)	195,143	178,521	(6,571)	21,389	118,884	66,882
Change in unrealized gain (loss) on investments	(559)	14	(115,055)	(25,638)	(106,191)	(92,549)	(840,203)	13,527
Reinvested capital gains	-	-	349,977	477,249	-	12,807	606,399	101,086

Net increase (decrease) in contract owners’ equity resulting from operations	(15,270)	(13,745)	353,849	563,210	(68,458)	(12,690)	(104,245)	192,722

Equity transactions:
Purchase payments received from contract owners (note 3)	53,815	61,664	168,700	152,212	84,756	99,305	96,432	121,604
Transfers between funds	(41,737)	(76,813)	307,582	(136,722)	(25,980)	(66,808)	(48,395)	(73,955)
Redemptions (note 3)	(225,209)	(56,911)	(778,604)	(720,349)	(85,899)	(118,848)	(267,378)	(326,506)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(963)	(960)	(6,664)	(6,854)	(878)	(1,000)	(1,737)	(1,799)
Contingent deferred sales charges (note 2)	(10)	(36)	(562)	(321)	(8)	(22)	(118)	(34)
Adjustments to maintain reserves	(48)	(61)	(58)	(21)	101	1	(34)	(44)

Net equity transactions	(214,152)	(73,117)	(309,606)	(712,055)	(27,908)	(87,372)	(221,230)	(280,734)

Net change in contract owners’ equity	(229,422)	(86,862)	44,243	(148,845)	(96,366)	(100,062)	(325,475)	(88,012)
Contract owners’ equity beginning of period	1,422,021	1,508,883	7,044,948	7,193,793	907,332	1,007,394	2,912,278	3,000,290

Contract owners’ equity end of period	$1,192,599	1,422,021	7,089,191	7,044,948	810,966	907,332	2,586,803	2,912,278

CHANGES IN UNITS:
Beginning units	74,772	77,831	265,770	292,723	47,405	51,699	162,046	178,829
Units purchased	4,412	5,852	27,732	11,420	6,267	7,730	7,654	10,224
Units redeemed	(15,758)	(8,911)	(30,932)	(38,373)	(7,749)	(12,024)	(19,737)	(27,007)

Ending units	63,426	74,772	262,570	265,770	45,923	47,405	149,963	162,046

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DPBOZ		DSPI		DPITIA		DROSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,153)	(2,251)	34,663	30,999	13,855	9,480	(1,148)	(1,467)
Realized gain (loss) on investments	21,229	23,797	409,560	404,088	73,173	20,357	(17,968)	3,031
Change in unrealized gain (loss) on investments	(66,297)	(33,358)	(1,127,567)	262,150	(138,956)	5,279	5,045	(20,878)
Reinvested capital gains	34,555	60,211	647,072	629,768	12,637	8,631	3,997	19,460

Net increase (decrease) in contract owners’ equity resulting from operations	(12,666)	48,399	(36,272)	1,327,005	(39,291)	43,747	(10,074)	146

Equity transactions:
Purchase payments received from contract owners (note 3)	34,284	26,862	592,199	536,283	60,923	88,585	5,101	4,497
Transfers between funds	(5,186)	(1,367)	47,739	45,383	(59,500)	472,503	27,033	(1,061)
Redemptions (note 3)	(80,561)	(118,962)	(1,433,906)	(1,257,133)	(209,087)	(224,236)	(39,573)	(370)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(558)	(593)	(11,248)	(11,974)	(1,097)	(1,221)	-	-
Contingent deferred sales charges (note 2)	(48)	(867)	(140)	(830)	-	(438)	(161)	-
Adjustments to maintain reserves	(16)	(10)	(5)	(20)	(101)	(2)	4	(32)

Net equity transactions	(52,085)	(94,937)	(805,361)	(688,291)	(208,862)	335,191	(7,596)	3,034

Net change in contract owners’ equity	(64,751)	(46,538)	(841,633)	638,714	(248,153)	378,938	(17,670)	3,180
Contract owners’ equity beginning of period	801,868	848,406	12,412,242	11,773,528	1,734,129	1,355,191	128,968	125,788

Contract owners’ equity end of period	$737,117	801,868	11,570,609	12,412,242	1,485,976	1,734,129	111,298	128,968

CHANGES IN UNITS:
Beginning units	54,674	61,290	252,626	267,603	133,452	107,842	6,952	6,750
Units purchased	3,391	2,328	16,598	16,761	18,869	43,520	4,182	1,379
Units redeemed	(6,899)	(8,944)	(32,782)	(31,738)	(34,758)	(17,910)	(4,885)	(1,177)

Ending units	51,166	54,674	236,442	252,626	117,563	133,452	6,249	6,952

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DTC		FBDF		FEQIF		FHYT
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,095)	(2,109)	52,864	55,592	166	138	102,902	131,046
Realized gain (loss) on investments	112,386	67,610	(1,743)	44,138	552	7,284	86,316	138,657
Change in unrealized gain (loss) on investments	(201,113)	(80,809)	(126,829)	(13,659)	(3,386)	(7,485)	(295,599)	(160,956)
Reinvested capital gains	71,411	93,372	17,535	-	332	2,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,411)	78,064	(58,173)	86,071	(2,336)	1,974	(106,381)	108,747

Equity transactions:
Purchase payments received from contract owners (note 3)	8,378	21,909	101,981	115,758	1,484	1,525	123,479	179,210
Transfers between funds	(205,022)	202,087	14,391	(25,567)	-	-	(1,062,661)	(23,246)
Redemptions (note 3)	(56,517)	(100,256)	(234,826)	(344,481)	(1,254)	(24,881)	(326,846)	(776,527)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(611)	(681)	(1,533)	(1,438)	-	-	(1,254)	(1,369)
Contingent deferred sales charges (note 2)	-	(115)	(177)	(506)	-	-	(193)	(1,031)
Adjustments to maintain reserves	(43)	19	(24)	(8)	(3)	(1)	63	(241)

Net equity transactions	(253,815)	122,963	(120,188)	(256,242)	227	(23,357)	(1,267,412)	(623,204)

Net change in contract owners’ equity	(274,226)	201,027	(178,361)	(170,171)	(2,109)	(21,383)	(1,373,793)	(514,457)
Contract owners’ equity beginning of period	851,123	650,096	1,792,897	1,963,068	34,787	56,170	3,162,569	3,677,026

Contract owners’ equity end of period	$576,897	851,123	1,614,536	1,792,897	32,678	34,787	1,788,776	3,162,569

CHANGES IN UNITS:
Beginning units	31,270	28,649	77,607	88,730	2,459	4,171	138,496	165,948
Units purchased	478	8,239	8,849	10,014	107	112	16,209	17,446
Units redeemed	(7,548)	(5,618)	(14,224)	(21,137)	(87)	(1,824)	(70,179)	(44,898)

Ending units	24,200	31,270	72,232	77,607	2,479	2,459	84,526	138,496

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIIF		FABA		FAB		FAEGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,726	18,044	(242)	(119)	(8,182)	(6,955)	(10,576)	(9,993)
Realized gain (loss) on investments	(23,696)	(9,686)	11,032	361	41,619	9,545	21,372	33,111
Change in unrealized gain (loss) on investments	4,230	6,320	(16,474)	1,981	(126,892)	19,338	14,216	49,371
Reinvested capital gains	366	1,081	3,231	7,684	64,735	103,667	19,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,374)	15,759	(2,453)	9,907	(28,720)	125,595	44,898	72,489

Equity transactions:
Purchase payments received from contract owners (note 3)	11,364	10,672	899	877	78,184	88,058	15,909	14,724
Transfers between funds	(482,778)	478,747	8,341	2,347	3,566	216,593	46,832	(2,701)
Redemptions (note 3)	(47,603)	(99,734)	(50,016)	(1,636)	(231,338)	(55,148)	(41,871)	(73,827)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,292)	(1,246)	-	-
Contingent deferred sales charges (note 2)	(8)	(66)	-	-	(11)	(1)	(13)	(110)
Adjustments to maintain reserves	(55)	(32)	(23)	-	7	(4)	(15)	(40)

Net equity transactions	(519,080)	389,587	(40,799)	1,588	(150,884)	248,252	20,842	(61,954)

Net change in contract owners’ equity	(524,454)	405,346	(43,252)	11,495	(179,604)	373,847	65,740	10,535
Contract owners’ equity beginning of period	821,606	416,260	127,980	116,485	1,856,690	1,482,843	792,514	781,979

Contract owners’ equity end of period	$297,152	821,606	84,728	127,980	1,677,086	1,856,690	858,254	792,514

CHANGES IN UNITS:
Beginning units	46,777	25,007	7,647	7,548	76,575	66,146	68,164	73,519
Units purchased	1,403	31,428	552	208	7,144	13,221	5,941	5,883
Units redeemed	(30,438)	(9,658)	(3,058)	(109)	(13,478)	(2,792)	(4,144)	(11,238)

Ending units	17,742	46,777	5,141	7,647	70,241	76,575	69,961	68,164

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAEIA		FAEI		FAGOA		FAGO
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$33,272	22,022	22,783	13,039	(7,313)	(7,115)	(35,799)	(33,436)
Realized gain (loss) on investments	14,358	12,914	13,797	20,926	83,149	44,258	152,112	146,655
Change in unrealized gain (loss) on investments	(287,748)	49,378	(243,644)	33,321	(110,693)	20,492	(296,393)	129,400
Reinvested capital gains	126,949	57,106	107,138	47,282	56,118	-	268,327	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,169)	141,420	(99,926)	114,568	21,261	57,635	88,247	242,619

Equity transactions:
Purchase payments received from contract owners (note 3)	98,570	61,248	136,469	61,126	6,946	7,565	252,914	175,065
Transfers between funds	(2,246)	26,970	(39,554)	(13,772)	1,483	7,748	(136,455)	60,045
Redemptions (note 3)	(209,140)	(216,661)	(183,280)	(168,659)	(77,967)	(47,381)	(301,396)	(228,261)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,020)	(2,054)	-	-	(3,523)	(3,461)
Contingent deferred sales charges (note 2)	(190)	(693)	(2)	(138)	(18)	(92)	(124)	(2)
Adjustments to maintain reserves	(8)	(62)	(38)	18	(6)	(50)	(22)	(7)

Net equity transactions	(113,014)	(129,198)	(88,425)	(123,479)	(69,562)	(32,210)	(188,606)	3,379

Net change in contract owners’ equity	(226,183)	12,222	(188,351)	(8,911)	(48,301)	25,425	(100,359)	245,998
Contract owners’ equity beginning of period	2,086,190	2,073,968	1,781,059	1,789,970	608,153	582,728	2,758,344	2,512,346

Contract owners’ equity end of period	$1,860,007	2,086,190	1,592,708	1,781,059	559,852	608,153	2,657,985	2,758,344

CHANGES IN UNITS:
Beginning units	107,331	113,997	58,254	62,482	44,201	46,725	113,907	114,109
Units purchased	5,994	5,852	5,884	2,633	3,352	2,252	10,955	24,111
Units redeemed	(11,946)	(12,518)	(8,807)	(6,861)	(8,355)	(4,776)	(18,538)	(24,313)

Ending units	101,379	107,331	55,331	58,254	39,198	44,201	106,324	113,907

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAHY		FAOA		FAM		FRBSI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$19,368	18,009	(4)	(30)	6,688	3,661	(9,428)	(17,192)
Realized gain (loss) on investments	9,199	2,779	35	274	10,110	23,992	(1,307)	109,688
Change in unrealized gain (loss) on investments	(50,160)	(4,822)	(9)	(444)	(88,191)	(58,536)	(346,051)	(353,029)
Reinvested capital gains	-	574	-	-	48,350	97,057	190,028	248,833

Net increase (decrease) in contract owners’ equity resulting from operations	(21,593)	16,540	22	(200)	(23,043)	66,174	(166,758)	(11,700)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	49,077	55,755	48,611	65,434
Transfers between funds	(33,163)	(1,232)	-	-	(21,734)	(10,319)	(87,298)	(10,457)
Redemptions (note 3)	(44,059)	(67,055)	(65)	(4,680)	(201,968)	(231,792)	(211,719)	(249,346)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(575)	(635)	-	-	(1,750)	(1,896)	-	-
Contingent deferred sales charges (note 2)	-	(158)	-	-	(106)	(20)	(897)	(85)
Adjustments to maintain reserves	(24)	40	(2)	(10)	(2)	(23)	(55)	(28)

Net equity transactions	(77,821)	(69,040)	(67)	(4,690)	(176,483)	(188,295)	(251,358)	(194,482)

Net change in contract owners’ equity	(99,414)	(52,500)	(45)	(4,890)	(199,526)	(122,121)	(418,116)	(206,182)
Contract owners’ equity beginning of period	617,855	670,355	839	5,729	1,510,078	1,632,199	1,702,575	1,908,757

Contract owners’ equity end of period	$518,441	617,855	794	839	1,310,552	1,510,078	1,284,459	1,702,575

CHANGES IN UNITS:
Beginning units	20,719	23,033	68	409	49,475	55,673	59,720	66,572
Units purchased	-	-	-	-	1,762	1,896	2,503	3,947
Units redeemed	(2,484)	(2,314)	(5)	(341)	(7,543)	(8,094)	(11,837)	(10,799)

Ending units	18,235	20,719	63	68	43,694	49,475	50,386	59,720

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TFF		TMSF		FSCG		AREA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(609)	14,302	16,965	73,491	(13,810)	(13,385)	(588)	(3,400)
Realized gain (loss) on investments	61,926	61,117	45,337	55,079	11,735	25,434	18,511	53,684
Change in unrealized gain (loss) on investments	(133,069)	(252,454)	(529,338)	146,898	(126,937)	(132,565)	(127,955)	129,110
Reinvested capital gains	435	32,878	247,119	-	91,846	187,713	135,006	38,261

Net increase (decrease) in contract owners’ equity resulting from operations	(71,317)	(144,157)	(219,917)	275,468	(37,166)	67,197	24,974	217,655

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	179,841	201,579	22,402	24,656	19,885	19,576
Transfers between funds	(40,681)	(5,805)	(118,428)	(138,006)	29,622	(14,724)	166,080	37,837
Redemptions (note 3)	(110,151)	(110,643)	(451,499)	(774,295)	(64,811)	(134,881)	(156,609)	(195,631)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,071)	(1,211)	(2,495)	(2,447)	-	-	-	-
Contingent deferred sales charges (note 2)	(11)	(111)	(676)	(121)	(9)	(77)	(89)	(491)
Adjustments to maintain reserves	(31)	(11)	(7)	42	(41)	(29)	(43)	(22)

Net equity transactions	(151,945)	(117,781)	(393,264)	(713,248)	(12,837)	(125,055)	29,224	(138,731)

Net change in contract owners’ equity	(223,262)	(261,938)	(613,181)	(437,780)	(50,003)	(57,858)	54,198	78,924
Contract owners’ equity beginning of period	1,049,640	1,311,578	4,434,449	4,872,229	1,084,690	1,142,548	943,469	864,545

Contract owners’ equity end of period	$826,378	1,049,640	3,821,268	4,434,449	1,034,687	1,084,690	997,667	943,469

CHANGES IN UNITS:
Beginning units	41,215	45,279	183,117	213,654	78,722	87,928	66,038	76,528
Units purchased	-	-	8,004	11,169	7,109	2,026	20,698	11,114
Units redeemed	(5,460)	(4,064)	(24,300)	(41,706)	(8,360)	(11,232)	(17,354)	(21,604)

Ending units	35,755	41,215	166,821	183,117	77,471	78,722	69,382	66,038

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ASCGI		JBS		JF		JOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,276)	(4,930)	842	6,224	5,939	9,129	1,786	(1,251)
Realized gain (loss) on investments	44,923	76,695	20,732	64,417	308,907	265,899	(1,868)	(24,002)
Change in unrealized gain (loss) on investments	(123,599)	(102,532)	(85,602)	(38,131)	(487,183)	(582,473)	(7,396)	3,526
Reinvested capital gains	54,522	59,861	52,520	47,876	334,979	731,900	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,430)	29,094	(11,508)	80,386	162,642	424,455	(7,478)	(21,727)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,162	1,566	6,749	9,034	61,961	100,645	1,876	2,802
Transfers between funds	393,452	11,452	76,593	81,302	49,550	(11,886)	(26,214)	(9,168)
Redemptions (note 3)	(114,352)	(175,160)	(78,830)	(263,799)	(475,101)	(454,353)	(11,699)	(40,421)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,283)	(4,464)	-	-
Contingent deferred sales charges (note 2)	(223)	(1,342)	(144)	(18)	(197)	(851)	(133)	(11)
Adjustments to maintain reserves	(21)	(45)	(9)	(22)	(10)	(32)	-	(26)

Net equity transactions	283,018	(163,529)	4,359	(173,503)	(368,080)	(370,941)	(36,170)	(46,824)

Net change in contract owners’ equity	251,588	(134,435)	(7,149)	(93,117)	(205,438)	53,514	(43,648)	(68,551)
Contract owners’ equity beginning of period	365,490	499,925	1,208,627	1,301,744	4,062,395	4,008,881	116,990	185,541

Contract owners’ equity end of period	$617,078	365,490	1,201,478	1,208,627	3,856,957	4,062,395	73,342	116,990

CHANGES IN UNITS:
Beginning units	19,342	28,006	70,464	81,019	167,322	182,285	11,462	15,425
Units purchased	22,409	2,567	5,949	8,188	15,063	5,208	189	561
Units redeemed	(8,264)	(11,231)	(5,711)	(18,743)	(30,088)	(20,171)	(3,693)	(4,524)

Ending units	33,487	19,342	70,702	70,464	152,297	167,322	7,958	11,462

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JTF		JWF		JWS		LSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(130,371)	12,312	(12,410)	(8,166)	(1,995)	(1,589)	(42,386)	(38,272)
Realized gain (loss) on investments	561,587	807,183	124,094	100,654	10,850	20,359	3,909	218,957
Change in unrealized gain (loss) on investments	(1,416,104)	(1,884,065)	(170,227)	23,221	(21,973)	(2,589)	(326,191)	(614,707)
Reinvested capital gains	1,523,437	2,230,578	-	-	-	-	220,275	701,866

Net increase (decrease) in contract owners’ equity resulting from operations	538,549	1,166,008	(58,543)	115,709	(13,118)	16,181	(144,393)	267,844

Equity transactions:
Purchase payments received from contract owners (note 3)	257,260	462,991	-	8	2,031	2,155	362,909	244,639
Transfers between funds	(265,465)	(270,496)	(16,891)	(15,140)	45,055	15,422	177,047	43,838
Redemptions (note 3)	(2,006,637)	(1,502,595)	(201,261)	(218,236)	(17,517)	(31,281)	(322,359)	(180,184)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14,207)	(15,257)	(2,710)	(3,107)	-	-	(2,670)	(2,480)
Contingent deferred sales charges (note 2)	(1,047)	(493)	-	-	(46)	(9)	(139)	(50)
Adjustments to maintain reserves	(26)	(34)	(31)	(4)	(15)	10	(29)	6

Net equity transactions	(2,030,122)	(1,325,884)	(220,893)	(236,479)	29,508	(13,703)	214,759	105,769

Net change in contract owners’ equity	(1,491,573)	(159,876)	(279,436)	(120,770)	16,390	2,478	70,366	373,613
Contract owners’ equity beginning of period	16,372,264	16,532,140	1,993,197	2,113,967	279,454	276,976	3,149,797	2,776,184

Contract owners’ equity end of period	$14,880,691	16,372,264	1,713,761	1,993,197	295,844	279,454	3,220,163	3,149,797

CHANGES IN UNITS:
Beginning units	353,227	379,233	97,348	108,848	15,065	15,783	93,866	90,667
Units purchased	5,325	13,319	-	1	2,485	1,598	21,632	20,776
Units redeemed	(46,374)	(39,325)	(10,185)	(11,501)	(956)	(2,316)	(15,821)	(17,577)

Ending units	312,178	353,227	87,163	97,348	16,594	15,065	99,677	93,866

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSI		NBF		NBIXA		NFA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$31,458	38,267	16,001	29,003	1,808	2,778	(3,184)	(3,738)
Realized gain (loss) on investments	(4,487)	56,698	12,968	14,213	(318)	(1,207)	54,067	38,614
Change in unrealized gain (loss) on investments	(67,647)	(65,671)	(44,309)	(19,578)	(8,484)	9,089	(81,249)	81,595
Reinvested capital gains	-	-	-	14,468	2,015	3,943	25,047	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,676)	29,294	(15,340)	38,106	(4,979)	14,603	(5,319)	116,471

Equity transactions:
Purchase payments received from contract owners (note 3)	64,092	55,227	61,737	59,253	12,737	20,549	-	(88)
Transfers between funds	8,073	198,979	14,131	25,498	(8,413)	3,117	(14,999)	(11,995)
Redemptions (note 3)	(144,135)	(492,251)	(100,460)	(129,374)	(7,126)	(45,444)	(126,157)	(100,154)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(764)	(872)	(1,215)	(1,373)	-	-	(510)	(529)
Contingent deferred sales charges (note 2)	(21)	(55)	-	-	-	-	(270)	(20)
Adjustments to maintain reserves	(2)	(25)	34	(40)	6	(1)	(33)	(42)

Net equity transactions	(72,757)	(238,997)	(25,773)	(46,036)	(2,796)	(21,779)	(141,969)	(112,828)

Net change in contract owners’ equity	(113,433)	(209,703)	(41,113)	(7,930)	(7,775)	(7,176)	(147,288)	3,643
Contract owners’ equity beginning of period	1,258,816	1,468,519	1,296,391	1,304,321	361,672	368,848	1,173,418	1,169,775

Contract owners’ equity end of period	$1,145,383	1,258,816	1,255,278	1,296,391	353,897	361,672	1,026,130	1,173,418

CHANGES IN UNITS:
Beginning units	67,591	80,144	21,922	22,788	22,202	23,523	77,761	85,685
Units purchased	5,405	14,707	1,639	1,533	909	1,519	-	-
Units redeemed	(9,368)	(27,260)	(1,968)	(2,399)	(1,038)	(2,840)	(9,397)	(7,924)

Ending units	63,628	67,591	21,593	21,922	22,073	22,202	68,364	77,761

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NF		NGBF		NGF		NIIXA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,210)	(2,858)	8,432	6,806	(2,933)	(2,977)	45	69
Realized gain (loss) on investments	197,093	158,107	(20,135)	(26,718)	20,289	24,346	11	37
Change in unrealized gain (loss) on investments	(263,282)	130,787	(19,948)	85,792	(18,159)	(40,592)	(164)	(367)
Reinvested capital gains	66,965	-	953	-	14,151	63,954	31	12

Net increase (decrease) in contract owners’ equity resulting from operations	(1,434)	286,036	(30,698)	65,880	13,348	44,731	(77)	(249)

Equity transactions:
Purchase payments received from contract owners (note 3)	118,963	111,151	128,681	107,469	-	8	-	-
Transfers between funds	(43,601)	201,251	6,761	24,544	-	-	-	-
Redemptions (note 3)	(360,876)	(302,800)	(297,874)	(336,842)	(38,226)	(39,978)	-	(708)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,877)	(3,155)	(1,815)	(1,920)	(556)	(610)	-	-
Contingent deferred sales charges (note 2)	(1,833)	(21)	(48)	(89)	-	-	-	-
Adjustments to maintain reserves	85	3	(45)	12	(21)	(9)	(4)	(12)

Net equity transactions	(290,139)	6,429	(164,340)	(206,826)	(38,803)	(40,589)	(4)	(720)

Net change in contract owners’ equity	(291,573)	292,465	(195,038)	(140,946)	(25,455)	4,142	(81)	(969)
Contract owners’ equity beginning of period	2,992,253	2,699,788	2,319,621	2,460,567	353,718	349,576	3,533	4,502

Contract owners’ equity end of period	$2,700,680	2,992,253	2,124,583	2,319,621	328,263	353,718	3,452	3,533

CHANGES IN UNITS:
Beginning units	35,669	32,016	119,423	130,723	5,794	6,320	284	335
Units purchased	1,841	7,400	14,219	23,838	-	-	-	-
Units redeemed	(6,944)	(3,747)	(22,425)	(35,138)	(357)	(526)	-	(51)

Ending units	30,566	35,669	111,217	119,423	5,437	5,794	284	284

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDAS		IDCS		IDMS		IDMAS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,164	5,369	2,047	3,537	5,268	19,233	4,985	16,863
Realized gain (loss) on investments	91,114	114,295	5,320	5,059	11,017	5,592	240,513	61,285
Change in unrealized gain (loss) on investments	(219,549)	(137,666)	(23,465)	5,187	(398,974)	(62,487)	(548,243)	(105,611)
Reinvested capital gains	76,513	60,900	7,910	4,883	269,953	150,053	193,744	136,250

Net increase (decrease) in contract owners’ equity resulting from operations	(49,758)	42,898	(8,188)	18,666	(112,736)	112,391	(109,001)	108,787

Equity transactions:
Purchase payments received from contract owners (note 3)	62,253	76,417	15,317	23,277	185,466	214,528	151,573	180,348
Transfers between funds	26,559	(28,423)	11,512	(14,866)	(103,520)	3,683	(295,917)	(179,344)
Redemptions (note 3)	(158,382)	(183,554)	(154,697)	(91,957)	(361,794)	(482,434)	(310,232)	(496,251)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(446)	(162)	(4)	-	(1,881)	(1,666)	(898)	(3,844)
Adjustments to maintain reserves	(17)	(38)	(37)	-	37	(78)	(32)	(35)

Net equity transactions	(70,033)	(135,760)	(127,909)	(83,546)	(281,692)	(265,967)	(455,506)	(499,126)

Net change in contract owners’ equity	(119,791)	(92,862)	(136,097)	(64,880)	(394,428)	(153,576)	(564,507)	(390,339)
Contract owners’ equity beginning of period	1,369,144	1,462,006	750,420	815,300	4,148,832	4,302,408	3,563,846	3,954,185

Contract owners’ equity end of period	$1,249,353	1,369,144	614,323	750,420	3,754,404	4,148,832	2,999,339	3,563,846

CHANGES IN UNITS:
Beginning units	88,686	97,693	52,690	58,486	270,666	287,846	226,683	258,330
Units purchased	7,129	8,003	2,918	4,990	12,310	15,779	10,204	14,072
Units redeemed	(11,652)	(17,010)	(11,899)	(10,786)	(30,795)	(32,959)	(38,870)	(45,719)

Ending units	84,163	88,686	43,709	52,690	252,181	270,666	198,017	226,683

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	IDMCS		NMCIXA		MMF		MMFR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,521	4,782	(3,246)	(4,157)	(85,263)	(97,135)	(36,150)	(40,868)
Realized gain (loss) on investments	20,925	35,525	41,560	123,908	-	-	-	-
Change in unrealized gain (loss) on investments	(74,875)	(35,448)	(164,941)	(105,985)	-	-	-	-
Reinvested capital gains	32,250	22,717	94,401	58,709	151	-	82	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,179)	27,576	(32,226)	72,475	(85,112)	(97,135)	(36,068)	(40,868)

Equity transactions:
Purchase payments received from contract owners (note 3)	41,165	53,660	31,672	26,968	506,831	739,983	141,853	104,986
Transfers between funds	16,854	5,787	(15,522)	(71,771)	21,893	689,462	45,881	422,062
Redemptions (note 3)	(92,473)	(123,997)	(63,875)	(151,660)	(1,879,883)	(2,044,094)	(393,222)	(943,690)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6,455)	(7,275)	-	-
Contingent deferred sales charges (note 2)	(8)	(647)	(6)	(83)	(34)	(832)	(335)	(420)
Adjustments to maintain reserves	(24)	(26)	(8)	11	9	(23)	(65)	(38)

Net equity transactions	(34,486)	(65,223)	(47,739)	(196,535)	(1,357,639)	(622,779)	(205,888)	(417,100)

Net change in contract owners’ equity	(53,665)	(37,647)	(79,965)	(124,060)	(1,442,751)	(719,914)	(241,956)	(457,968)
Contract owners’ equity beginning of period	1,057,612	1,095,259	907,289	1,031,349	7,097,673	7,817,587	3,260,465	3,718,433

Contract owners’ equity end of period	$1,003,947	1,057,612	827,324	907,289	5,654,922	7,097,673	3,018,509	3,260,465

CHANGES IN UNITS:
Beginning units	70,183	74,480	36,141	44,149	306,037	332,842	308,529	347,174
Units purchased	4,141	6,561	2,846	2,023	59,669	146,859	77,536	81,277
Units redeemed	(6,361)	(10,858)	(4,601)	(10,031)	(118,838)	(173,664)	(96,739)	(119,922)

Ending units	67,963	70,183	34,386	36,141	246,868	306,037	289,326	308,529

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NGFA		GVIDA		GVIDC		GVIDM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,918)	(6,467)	759	6,352	3,958	4,896	6,348	13,188
Realized gain (loss) on investments	39,159	35,271	168,548	44,364	(251)	1,459	123,721	88,957
Change in unrealized gain (loss) on investments	(42,528)	(86,144)	(193,511)	9,186	(34,181)	(6,422)	(310,658)	11,682
Reinvested capital gains	33,864	127,287	-	-	23,124	11,405	132,768	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,577	69,947	(24,204)	59,902	(7,350)	11,338	(47,821)	113,827

Equity transactions:
Purchase payments received from contract owners (note 3)	114,173	54,084	160,542	185,400	104,347	48,625	400,125	408,440
Transfers between funds	(8,534)	60,992	(61,844)	(13,280)	42,410	223,350	(44,314)	(15,050)
Redemptions (note 3)	(62,470)	(40,561)	(343,096)	(113,425)	(24,702)	(51,106)	(590,720)	(226,078)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(800)	(588)	(3,200)	(3,052)	(800)	(924)	(5,103)	(4,731)
Contingent deferred sales charges (note 2)	(59)	(41)	(6)	(392)	(56)	-	(2,394)	(174)
Adjustments to maintain reserves	(33)	(11)	(10)	(10)	(1)	(12)	(36)	(18)

Net equity transactions	42,277	73,875	(247,614)	55,241	121,198	219,933	(242,442)	162,389

Net change in contract owners’ equity	64,854	143,822	(271,818)	115,143	113,848	231,271	(290,263)	276,216
Contract owners’ equity beginning of period	683,482	539,660	1,759,882	1,644,739	605,703	374,432	3,132,038	2,855,822

Contract owners’ equity end of period	$748,336	683,482	1,488,064	1,759,882	719,551	605,703	2,841,775	3,132,038

CHANGES IN UNITS:
Beginning units	32,918	29,293	98,227	95,124	45,138	28,612	193,361	183,038
Units purchased	10,196	8,090	11,043	12,116	11,093	26,149	25,535	33,330
Units redeemed	(8,220)	(4,465)	(24,272)	(9,013)	(2,046)	(9,623)	(40,593)	(23,007)

Ending units	34,894	32,918	84,998	98,227	54,185	45,138	178,303	193,361

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		GVDMC		NVMIG6		NIXR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,850	14,563	2,912	4,710	(3,095)	1,542	18,442	4,896
Realized gain (loss) on investments	169,904	111,564	28,637	31,431	6,668	7,557	153,295	335,771
Change in unrealized gain (loss) on investments	(317,615)	(10,281)	(90,280)	(23,313)	(27,013)	(25,601)	(493,743)	(100,140)
Reinvested capital gains	69,169	-	46,705	17,696	16,545	10,463	306,683	121,136

Net increase (decrease) in contract owners’ equity resulting from operations	(73,692)	115,846	(12,026)	30,524	(6,895)	(6,039)	(15,323)	361,663

Equity transactions:
Purchase payments received from contract owners (note 3)	478,413	496,415	93,933	113,011	43,265	47,805	187,566	169,865
Transfers between funds	14,292	(31,347)	(48,497)	12,717	57,653	6,148	258,723	(264,020)
Redemptions (note 3)	(507,543)	(262,791)	(143,619)	(163,863)	(32,474)	(18,046)	(417,674)	(285,539)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,435)	(5,536)	(1,850)	(1,907)	(270)	(209)	(1,693)	(1,438)
Contingent deferred sales charges (note 2)	(4,593)	(70)	(1,432)	(51)	-	-	(144)	(414)
Adjustments to maintain reserves	(5)	4	(7)	-	(17)	(7)	(17)	(69)

Net equity transactions	(24,871)	196,675	(101,472)	(40,093)	68,157	35,691	26,761	(381,615)

Net change in contract owners’ equity	(98,563)	312,521	(113,498)	(9,569)	61,262	29,652	11,438	(19,952)
Contract owners’ equity beginning of period	3,456,443	3,143,922	959,325	968,894	214,687	185,035	3,296,759	3,316,711

Contract owners’ equity end of period	$3,357,880	3,456,443	845,827	959,325	275,949	214,687	3,308,197	3,296,759

CHANGES IN UNITS:
Beginning units	199,795	188,259	64,027	66,850	19,793	16,610	216,291	241,912
Units purchased	29,063	29,596	6,255	9,442	9,229	7,176	32,520	22,533
Units redeemed	(30,758)	(18,060)	(13,069)	(12,265)	(3,072)	(3,993)	(29,965)	(48,154)

Ending units	198,100	199,795	57,213	64,027	25,950	19,793	218,846	216,291

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NSCIXA		NVTIV3		NBGST		NBGF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,677)	(2,829)	2,131	6,879	(94,393)	(107,522)	(10,555)	(9,770)
Realized gain (loss) on investments	36,428	53,361	(279)	14,906	323,554	412,592	(4,224)	3,266
Change in unrealized gain (loss) on investments	(111,520)	(68,958)	(33,651)	(63,652)	(956,187)	(1,122,240)	(228,805)	(74,781)
Reinvested capital gains	47,491	33,909	13,818	11,550	657,759	640,712	149,613	206,941

Net increase (decrease) in contract owners’ equity resulting from operations	(29,278)	15,483	(17,981)	(30,317)	(69,267)	(176,458)	(93,971)	125,656

Equity transactions:
Purchase payments received from contract owners (note 3)	17,969	19,364	47,514	56,776	142,018	211,610	27,934	34,391
Transfers between funds	6,450	(2,824)	24,068	267	(125,939)	(436,124)	(50,037)	26,919
Redemptions (note 3)	(47,861)	(82,408)	(11,580)	(8,828)	(1,221,259)	(1,027,379)	(175,230)	(187,281)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(449)	(372)	(3,220)	(3,645)	(1,301)	(1,435)
Contingent deferred sales charges (note 2)	(101)	(265)	(46)	(34)	(1,215)	(2,366)	-	-
Adjustments to maintain reserves	(9)	(41)	-	1	(102)	(89)	-	(13)

Net equity transactions	(23,552)	(66,174)	59,507	47,810	(1,209,717)	(1,257,993)	(198,634)	(127,419)

Net change in contract owners’ equity	(52,830)	(50,691)	41,526	17,493	(1,278,984)	(1,434,451)	(292,605)	(1,763)
Contract owners’ equity beginning of period	514,247	564,938	266,149	248,656	8,399,981	9,834,432	1,670,910	1,672,673

Contract owners’ equity end of period	$461,417	514,247	307,675	266,149	7,120,997	8,399,981	1,378,305	1,670,910

CHANGES IN UNITS:
Beginning units	23,429	26,501	17,903	15,167	197,254	227,244	46,519	50,223
Units purchased	2,339	1,631	5,424	9,220	13,096	14,473	919	2,915
Units redeemed	(3,419)	(4,703)	(1,521)	(6,484)	(41,072)	(44,463)	(6,617)	(6,619)

Ending units	22,349	23,429	21,806	17,903	169,278	197,254	40,821	46,519

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NBGT		PF		NBPT		NLMB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(913)	(637)	(7,950)	(16,729)	139	(852)	(1,514)	(577)
Realized gain (loss) on investments	(7,501)	(1,081)	(44,476)	39,035	(1,330)	888	424	9,787
Change in unrealized gain (loss) on investments	(24,546)	(16,274)	(499,546)	(91,670)	(25,181)	(8,650)	(4,441)	(14,156)
Reinvested capital gains	23,146	32,175	179,317	349,753	10,919	25,909	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,814)	14,183	(372,655)	280,389	(15,453)	17,295	(5,531)	(4,946)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	783	85,714	121,014	496	1,550	24,341	28,072
Transfers between funds	244	(3,756)	(74,818)	(322,035)	(16,026)	(25,651)	80,974	(75,867)
Redemptions (note 3)	(30,421)	(6,801)	(368,374)	(397,047)	(35,505)	(58,089)	(139,894)	(67,701)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,621)	(2,854)	-	-	(553)	(519)
Contingent deferred sales charges (note 2)	(286)	-	(182)	(302)	(449)	-	(192)	-
Adjustments to maintain reserves	(10)	(17)	(3)	(23)	(1)	(8)	(15)	-

Net equity transactions	(30,473)	(9,791)	(360,284)	(601,247)	(51,485)	(82,198)	(35,339)	(116,015)

Net change in contract owners’ equity	(40,287)	4,392	(732,939)	(320,858)	(66,938)	(64,903)	(40,870)	(120,961)
Contract owners’ equity beginning of period	192,786	188,394	3,049,634	3,370,492	163,108	228,011	528,346	649,307

Contract owners’ equity end of period	$152,499	192,786	2,316,695	3,049,634	96,170	163,108	487,476	528,346

CHANGES IN UNITS:
Beginning units	10,285	10,825	61,190	74,102	8,599	13,059	35,390	43,120
Units purchased	20	60	1,981	3,377	29	87	7,272	2,145
Units redeemed	(1,637)	(600)	(9,468)	(16,289)	(2,757)	(4,547)	(9,667)	(9,875)

Ending units	8,668	10,285	53,703	61,190	5,871	8,599	32,995	35,390

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NBSRT		OCAF		OGF		OSI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(3,759)	(3,868)	(13,669)	(13,123)	(27,887)	(21,802)	16,422	25,241
Realized gain (loss) on investments	84,803	118,561	73,506	35,279	143,776	164,474	(7,724)	(23,072)
Change in unrealized gain (loss) on investments	(227,054)	(202,426)	(169,363)	(40,966)	(152,615)	(305,415)	(27,828)	17,709
Reinvested capital gains	124,071	220,095	131,078	159,352	162,136	200,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,939)	132,362	21,552	140,542	125,410	38,173	(19,130)	19,878

Equity transactions:
Purchase payments received from contract owners (note 3)	88,654	112,904	26,485	28,171	-	-	20,144	21,688
Transfers between funds	(152,054)	(53,274)	(34,293)	24,028	(87,634)	(20,721)	15,310	(540,749)
Redemptions (note 3)	(129,127)	(160,431)	(117,503)	(134,504)	(455,525)	(402,413)	(67,282)	(68,945)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(661)	(696)	-	-	(3,476)	(3,763)	-	-
Contingent deferred sales charges (note 2)	(65)	(16)	(1,856)	(77)	(53)	(1)	(116)	(27)
Adjustments to maintain reserves	(32)	(17)	(22)	(31)	(44)	18	(35)	(4)

Net equity transactions	(193,285)	(101,530)	(127,189)	(82,413)	(546,732)	(426,880)	(31,979)	(588,037)

Net change in contract owners’ equity	(215,224)	30,832	(105,637)	58,129	(421,322)	(388,707)	(51,109)	(568,159)
Contract owners’ equity beginning of period	1,525,962	1,495,130	1,177,144	1,119,015	4,215,926	4,604,633	553,714	1,121,873

Contract owners’ equity end of period	$1,310,738	1,525,962	1,071,507	1,177,144	3,794,604	4,215,926	502,605	553,714

CHANGES IN UNITS:
Beginning units	72,694	77,578	95,301	103,151	90,170	97,610	27,143	54,716
Units purchased	4,579	7,899	2,738	5,367	-	-	2,331	2,323
Units redeemed	(13,663)	(12,783)	(12,900)	(13,217)	(9,263)	(7,440)	(3,967)	(29,896)

Ending units	63,610	72,694	85,139	95,301	80,907	90,170	25,507	27,143

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMTRA		ACVI2		FCI		FEI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$26,581	59,354	(5,938)	-	9,069	10,334	130,037	79,100
Realized gain (loss) on investments	(24,163)	(34,312)	(3,040)	-	9,060	11,558	(11,468)	63,391
Change in unrealized gain (loss) on investments	(85,992)	31,092	(76,885)	-	(25,369)	(17,886)	(837,335)	19,949
Reinvested capital gains	67,232	18,753	-	-	1,996	12,667	434,298	263,070

Net increase (decrease) in contract owners’ equity resulting from operations	(16,342)	74,887	(85,863)	-	(5,244)	16,673	(284,468)	425,510

Equity transactions:
Purchase payments received from contract owners (note 3)	49,996	70,968	44,196	-	-	-	180,350	179,703
Transfers between funds	(61,829)	27,823	1,187,882	-	-	-	1,005	(31,743)
Redemptions (note 3)	(427,238)	(372,068)	(46,582)	-	(55,590)	(53,548)	(412,654)	(664,465)
Annuity benefits	-	-	-	-	-	-	(363)	(362)
Contract maintenance charges (note 2)	-	-	(197)	-	(395)	(430)	(5,099)	(5,362)
Contingent deferred sales charges (note 2)	(1,122)	(240)	(7)	-	-	-	(182)	(1,363)
Adjustments to maintain reserves	(296)	(89)	(10)	-	34	8	86	332

Net equity transactions	(440,489)	(273,606)	1,185,282	-	(55,951)	(53,970)	(236,857)	(523,260)

Net change in contract owners’ equity	(456,831)	(198,719)	1,099,419	-	(61,195)	(37,297)	(521,325)	(97,750)
Contract owners’ equity beginning of period	2,404,699	2,603,418	-	-	340,824	378,121	6,115,700	6,213,450

Contract owners’ equity end of period	$1,947,868	2,404,699	1,099,419	-	279,629	340,824	5,594,375	6,115,700

CHANGES IN UNITS:
Beginning units	122,077	135,767	-	-	2,534	2,945	41,708	45,454
Units purchased	5,234	11,198	125,370	-	-	-	1,606	1,542
Units redeemed	(27,370)	(24,888)	(6,375)	-	(408)	(411)	(3,246)	(5,288)

Ending units	99,941	122,077	118,995	-	2,126	2,534	40,068	41,708

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIP		FMG		FPR		FO2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$143	122	(59,071)	(43,818)	48,100	17,597	6,490	-
Realized gain (loss) on investments	1	3	(11,009)	(17,126)	50,772	108,349	(5,401)	-
Change in unrealized gain (loss) on investments	(270)	(128)	(241,460)	53,592	(375,140)	(21,251)	(125,296)	-
Reinvested capital gains	-	-	530,454	927,142	302,675	411,672	2,082	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126)	(3)	218,914	919,790	26,407	516,367	(122,125)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	264,415	264,840	258,301	205,205	85,388	-
Transfers between funds	-	-	(63,082)	(25,457)	435,479	143,015	2,283,833	-
Redemptions (note 3)	-	-	(872,816)	(775,000)	(785,914)	(756,470)	(163,211)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8,580)	(8,886)	(5,405)	(5,392)	(555)	-
Contingent deferred sales charges (note 2)	-	-	(168)	(118)	(928)	(934)	(180)	-
Adjustments to maintain reserves	(2)	(2)	(24)	(10)	13	(43)	(27)	-

Net equity transactions	(2)	(2)	(680,255)	(544,631)	(98,454)	(414,619)	2,205,248	-

Net change in contract owners’ equity	(128)	(5)	(461,341)	375,159	(72,047)	101,748	2,083,123	-
Contract owners’ equity beginning of period	2,625	2,630	8,010,407	7,635,248	5,969,069	5,867,321	-	-

Contract owners’ equity end of period	$2,497	2,625	7,549,066	8,010,407	5,897,022	5,969,069	2,083,123	-

CHANGES IN UNITS:
Beginning units	69	69	188,529	202,330	120,282	129,234	-	-
Units purchased	-	-	7,120	8,621	14,962	10,717	241,109	-
Units redeemed	-	-	(22,653)	(22,422)	(16,945)	(19,669)	(18,643)	-

Ending units	69	69	172,996	188,529	118,299	120,282	222,466	-

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF2		OVGSS		PVF		PUIGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$45,076	26,493	(11,702)	701	(945)	(1,664)	54	(27)
Realized gain (loss) on investments	(87,009)	(10,895)	(14,073)	(23,744)	27,165	29,318	8	10
Change in unrealized gain (loss) on investments	(206,186)	(379,714)	(184,871)	(166,737)	(41,166)	(34,249)	(123)	(409)
Reinvested capital gains	76,479	-	331,412	244,500	3,408	21,945	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171,640)	(364,116)	120,766	54,720	(11,538)	15,350	(61)	(426)

Equity transactions:
Purchase payments received from contract owners (note 3)	138,487	102,393	335,198	186,626	5,475	5,613	-	-
Transfers between funds	4,327	2,721,039	65,817	5,269,066	(10,388)	31	-	-
Redemptions (note 3)	(265,431)	(127,333)	(732,228)	(571,331)	(95,116)	(87,958)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(951)	(580)	(2,754)	(1,481)	-	-	-	-
Contingent deferred sales charges (note 2)	(440)	(120)	(1,425)	(315)	(2,150)	(560)	-	-
Adjustments to maintain reserves	(31)	(23)	(27)	(18)	(20)	11	(3)	(5)

Net equity transactions	(124,039)	2,695,376	(335,419)	4,882,547	(102,199)	(82,863)	(3)	(5)

Net change in contract owners’ equity	(295,679)	2,331,260	(214,653)	4,937,267	(113,737)	(67,513)	(64)	(431)
Contract owners’ equity beginning of period	2,331,260	-	4,937,267	-	186,858	254,371	4,838	5,269

Contract owners’ equity end of period	$2,035,581	2,331,260	4,722,614	4,937,267	73,121	186,858	4,774	4,838

CHANGES IN UNITS:
Beginning units	269,216	-	488,575	-	8,009	11,766	265	265
Units purchased	35,794	297,085	49,175	589,780	1,595	547	-	-
Units redeemed	(50,336)	(27,869)	(81,089)	(101,205)	(6,210)	(4,304)	-	-

Ending units	254,674	269,216	456,661	488,575	3,394	8,009	265	265

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PBF		WRASCA		SACSA		WFENAD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,263	7,664	(5,162)	(8,304)	(5,230)	-	(303)	-
Realized gain (loss) on investments	20,359	9,052	48,279	34,243	(2,771)	-	(482)	-
Change in unrealized gain (loss) on investments	(112,414)	(33,503)	(88,273)	(73,073)	(297,389)	-	(10,003)	-
Reinvested capital gains	32,838	44,623	44,631	43,185	240,774	-	9,703	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54,954)	27,836	(525)	(3,949)	(64,616)	-	(1,085)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	57,636	60,655	5,743	7,031	8,101	-	496	-
Transfers between funds	(35,743)	163,196	(136,266)	(93,864)	2,153,586	-	126,820	-
Redemptions (note 3)	(63,341)	(11,069)	(60,768)	(242,927)	(12,027)	-	(4,724)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(732)	(716)	-	-	(171)	-	-	-
Contingent deferred sales charges (note 2)	-	(23)	(11)	-	-	-	-	-
Adjustments to maintain reserves	3	(11)	(12)	(42)	(4)	-	(4)	-

Net equity transactions	(42,177)	212,032	(191,314)	(329,802)	2,149,485	-	122,588	-

Net change in contract owners’ equity	(97,131)	239,868	(191,839)	(333,751)	2,084,869	-	121,503	-
Contract owners’ equity beginning of period	1,119,436	879,568	525,726	859,477	-	-	-	-

Contract owners’ equity end of period	$1,022,305	1,119,436	333,887	525,726	2,084,869	-	121,503	-

CHANGES IN UNITS:
Beginning units	38,495	31,246	17,485	28,978	-	-	-	-
Units purchased	2,009	8,097	1,583	1,093	217,315	-	12,731	-
Units redeemed	(3,407)	(848)	(7,531)	(12,586)	(2,415)	-	(484)	-

Ending units	37,097	38,495	11,537	17,485	214,900	-	12,247	-

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SGRA		WFLCCA		WFLGA		WFAIVD
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,215)	-	95	-	(5,619)	-	(1,875)	(4,364)
Realized gain (loss) on investments	276	-	10	-	35	-	13,113	17,983
Change in unrealized gain (loss) on investments	(120,365)	-	(3,708)	-	(146,992)	-	(103,342)	431
Reinvested capital gains	129,621	-	1,044	-	118,815	-	75,263	54,659

Net increase (decrease) in contract owners’ equity resulting from operations	7,317	-	(2,559)	-	(33,761)	-	(16,841)	68,709

Equity transactions:
Purchase payments received from contract owners (note 3)	472	-	434	-	9,649	-	55,131	37,930
Transfers between funds	1,018,032	-	125,297	-	2,281,692	-	(26,599)	(43,704)
Redemptions (note 3)	(19,450)	-	(529)	-	(6,825)	-	(64,259)	(62,473)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(243)	-	(742)	(790)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	11	-	(7)	-	(1)	-	(11)	(10)

Net equity transactions	999,065	-	125,195	-	2,284,272	-	(36,480)	(69,047)

Net change in contract owners’ equity	1,006,382	-	122,636	-	2,250,511	-	(53,321)	(338)
Contract owners’ equity beginning of period	-	-	-	-	-	-	815,959	816,297

Contract owners’ equity end of period	$1,006,382	-	122,636	-	2,250,511	-	762,638	815,959

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	62,337	68,031
Units purchased	102,042	-	12,590	-	229,147	-	4,490	3,258
Units redeemed	(2,099)	-	(65)	-	(712)	-	(7,428)	(8,952)

Ending units	99,943	-	12,525	-	228,435	-	59,399	62,337

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGS4		TIF3		SCS		SE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(23,114)	-	(11,761)	(24,879)	(33,379)	(1,524)	(2,672)
Realized gain (loss) on investments	-	1,942,752	-	639,829	374,786	158,451	16,095	31,051
Change in unrealized gain (loss) on investments	-	(1,936,974)	-	(594,160)	(356,934)	(269,921)	(19,034)	(50,535)
Reinvested capital gains	-	-	-	-	-	263,572	-	20,133

Net increase (decrease) in contract owners’ equity resulting from operations	-	(17,336)	-	33,908	(7,027)	118,723	(4,463)	(2,023)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	119,810	-	51,729	44,904	65,746	4,436	3,911
Transfers between funds	-	(5,476,015)	-	(2,801,810)	(2,223,099)	(90,576)	(105,214)	(4,170)
Redemptions (note 3)	-	(269,227)	-	(158,186)	(289,198)	(357,519)	(60,559)	(79,402)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(1,399)	-	(514)	(985)	(1,244)	-	-
Contingent deferred sales charges (note 2)	-	(555)	-	(614)	(74)	(126)	(168)	(12)
Adjustments to maintain reserves	-	(27)	-	1	(51)	(5)	(11)	(21)

Net equity transactions	-	(5,627,413)	-	(2,909,394)	(2,468,503)	(383,724)	(161,516)	(79,694)

Net change in contract owners’ equity	-	(5,644,749)	-	(2,875,486)	(2,475,530)	(265,001)	(165,979)	(81,717)
Contract owners’ equity beginning of period	-	5,644,749	-	2,875,486	2,475,530	2,740,531	165,979	247,696

Contract owners’ equity end of period	$-	-	-	-	-	2,475,530	-	165,979

CHANGES IN UNITS:
Beginning units	-	285,500	-	157,373	75,814	88,780	9,605	14,415
Units purchased	-	7,656	-	4,092	1,374	4,139	1,439	272
Units redeemed	-	(293,156)	-	(161,465)	(77,188)	(17,105)	(11,044)	(5,082)

Ending units	-	-	-	-	-	75,814	-	9,605

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SGR		WFLCCI		STR		FO2R
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(10,149)	(13,550)	(1,543)	(1,657)	(24,937)	(29,306)	(7,767)	(3,310)
Realized gain (loss) on investments	127,561	86,879	28,608	16,773	914,855	93,689	368,125	91,987
Change in unrealized gain (loss) on investments	(110,290)	(215,894)	(22,143)	5,992	(786,395)	11,405	(202,144)	(284,870)
Reinvested capital gains	-	154,240	-	-	-	99,953	-	503

Net increase (decrease) in contract owners’ equity resulting from operations	7,122	11,675	4,922	21,108	103,523	175,741	158,214	(195,690)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,204	19,063	1,785	638	50,895	79,532	43,962	137,305
Transfers between funds	(1,027,080)	33,096	(160,818)	109,351	(2,323,527)	(58,829)	(1,906,258)	(164,500)
Redemptions (note 3)	(93,358)	(265,710)	(33,325)	(46,683)	(172,585)	(105,375)	(84,713)	(122,942)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,137)	(1,438)	(392)	(1,033)
Contingent deferred sales charges (note 2)	(772)	(741)	-	-	(198)	-	-	(111)
Adjustments to maintain reserves	(23)	30	(24)	14	(19)	16	2	(9)

Net equity transactions	(1,116,029)	(214,262)	(192,382)	63,320	(2,446,571)	(86,094)	(1,947,399)	(151,290)

Net change in contract owners’ equity	(1,108,907)	(202,587)	(187,460)	84,428	(2,343,048)	89,647	(1,789,185)	(346,980)
Contract owners’ equity beginning of period	1,108,907	1,311,494	187,460	103,032	2,343,048	2,253,401	1,789,185	2,136,165

Contract owners’ equity end of period	$-	1,108,907	-	187,460	-	2,343,048	-	1,789,185

CHANGES IN UNITS:
Beginning units	39,295	47,709	9,060	5,621	54,330	56,407	118,806	128,389
Units purchased	1,052	4,496	3,445	7,202	1,287	3,012	6,129	10,358
Units redeemed	(40,347)	(12,910)	(12,505)	(3,763)	(55,617)	(5,089)	(124,935)	(19,941)

Ending units	-	39,295	-	9,060	-	54,330	-	118,806

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVI4
	2015	2014
Investment activity:
Net investment income (loss)	$(6,793)	3,844
Realized gain (loss) on investments	381,196	9,483
Change in unrealized gain (loss) on investments	(292,499)	(106,790)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	81,904	(93,463)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,681	69,978
Transfers between funds	(1,231,987)	(107,509)
Redemptions (note 3)	(96,120)	(196,508)
Annuity benefits	-	-
Contract maintenance charges (note 2)	(375)	(629)
Contingent deferred sales charges (note 2)	(121)	(19)
Adjustments to maintain reserves	(19)	(28)

Net equity transactions	(1,304,941)	(234,715)

Net change in contract owners’ equity	(1,223,037)	(328,178)
Contract owners’ equity beginning of period	1,223,037	1,551,215

Contract owners’ equity end of period	$-	1,223,037

CHANGES IN UNITS:
Beginning units	72,889	86,094
Units purchased	1,593	4,162
Units redeemed	(74,482)	(17,367)

Ending units	-	72,889

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

INVESCO INVESTMENTS

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

International Growth Fund: Class A (TCIGA)

International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

JANUS FUNDS

Balanced Fund: Class S (JBS)

Class T (JF)

Overseas Fund: Class S (JOS)

Twenty Fund: Class T (JTF)

Global Research Fund - Class T (JWF)

Global Research Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Nationwide Fund: Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Capital Appreciation Fund- Class A (OCAF)

Global Fund- Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class II (ACVI2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan(R) Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Templeton Foreign Securities Fund - Class 2 (TIF2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam Voyager Fund: Class A (PVF)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund: Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Class A (SACSA)

Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)

Advantage Funds(R) - Growth Fund - Class A (SGRA)

Advantage - Large Cap Core - Class A (WFLCCA)

Advantage Large Cap Growth Fund - Class A (WFLGA)

Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, for Soloist contracts, if any part of the contract value is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

Destination IA does not include a contigent deferred sales charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist and Destination IA contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor	Destination IA
Variable Account Charge - Recurring	1.30%	1.20%	0.70%
Maximum Guaranteed Lifetime Withdrawal Fee - Recurring			1.20%
CDSC Options:
Seven Year CDSC		(0.25%)
Five Year CDSC		(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%	1.90%

*	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

The following table provides variable account charges by asset fee rates for the period ended December 31, 2015.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$120,445	$87	$2,588	$5,246	$2,862	$-	$-	$25
1%	406	-	-	-	-	-	-	-
1.05%	3,380	-	-	57	-	-	-	-
1.1%	64,732	57	862	2,461	82	-	-	-
1.15%	31,738	-	688	106	-	-	-	-
1.2%	190,822	343	3,051	3,705	1,760	-	-	525
1.25%	25,860	11	286	623	603	-	-	57
1.3%	1,968,698	-	124	44,586	16,509	5,870	19,705	-
1.35%	44,528	3,498	943	959	18	-	-	-
1.4%	32,779	-	1,380	1,085	158	-	-	53
1.45%	144,803	252	2,586	2,462	620	-	-	159
1.5%	28,472	-	260	407	8	-	-	70
1.6%	736	-	4	14	-	-	-	-
1.65%	9,695	-	220	-	-	-	-	-
1.7%	5,618	-	-	-	-	-	-	-
1.75%	406	-	-	-	-	-	-	-
1.8%	377	-	-	-	-	-	-	-
1.9%	1,030	-	-	-	-	-	-	-
2.05%	26	4	-	-	-	-	-	-

Totals	$2,674,551	$4,252	$12,992	$61,711	$22,620	$5,870	$19,705	$889

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$542	$4,826	$-	$1,886	$3,824	$-	$1,902
1%	-	-	-	-	-	-	-	-
1.05%	-	-	700	-	-	-	-	-
1.1%	-	3,741	1,987	-	106	1,267	-	700
1.15%	-	698	240	-	390	52	-	10
1.2%	-	1,542	4,840	-	735	5,749	-	6,166
1.25%	-	153	761	-	31	217	-	486
1.3%	6,142	62,002	111	43,173	10,586	76,565	11,890	22,020
1.35%	-	148	957	-	30	1,002	-	1,415
1.4%	-	936	1,796	-	80	498	-	56
1.45%	-	2,882	1,909	-	3,189	2,206	-	1,432
1.5%	-	617	488	-	125	563	-	979
1.6%	-	-	-	-	-	14	-	-
1.65%	-	-	1,140	-	85	133	-	186
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	197	-	16	-	-	9
2.05%	-	-	-	-	-	-	-	-

	$6,142	$73,261	$19,952	$43,173	$17,259	$92,090	$11,890	$35,361

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$518	$-	$-	$163	$397	$765	$-	$8,391
1%	-	-	-	-	-	-	-	-
1.05%	122	-	-	-	-	-	-	-
1.1%	-	-	-	-	2	4	-	272
1.15%	15	-	-	34	-	-	-	465
1.2%	590	-	-	259	391	1,548	112	3,571
1.25%	-	-	-	65	259	41	232	283
1.3%	7,082	158,278	19,328	-	7,278	19,726	-	16,865
1.35%	137	-	-	-	-	24	-	245
1.4%	115	-	-	132	-	-	-	323
1.45%	1,417	-	-	61	260	1,421	83	2,627
1.5%	37	-	-	816	-	-	-	574
1.6%	8	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	15	-	96
2.05%	-	-	-	-	-	16	-	-

	$10,041	$158,278	$19,328	$1,530	$8,587	$23,560	$427	$33,712

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$3,404	$209	$-	$1,445	$2,961	$-	$786	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	130	-	-	436	-	-	-
1.1%	50	-	-	985	529	-	173	-
1.15%	88	-	-	180	985	-	250	-
1.2%	1,320	174	-	2,845	5,850	-	4,005	-
1.25%	36	280	-	392	1,494	-	50	-
1.3%	-	-	23,881	48	46	21,880	-	35,799
1.35%	556	253	-	388	1,914	-	315	-
1.4%	246	11	-	329	1,686	-	354	-
1.45%	548	157	-	3,163	7,001	-	879	-
1.5%	435	268	-	435	1,322	-	501	-
1.6%	-	-	-	-	72	-	-	-
1.65%	370	-	-	366	1,023	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	36	-	-	-
1.9%	1	-	-	-	185	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$7,054	$1,482	$23,881	$10,576	$25,540	$21,880	$7,313	$35,799

	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA

0.95%	$107	$-	$-	$2,058	$819	$5,146	$3,008	$1,995
1%	-	-	-	32	-	70	-	81
1.05%	-	-	-	-	65	138	571	-
1.1%	1	-	-	296	215	1,088	506	395
1.15%	-	-	-	703	-	1,094	70	1,296
1.2%	948	-	-	5,148	811	5,765	3,063	2,469
1.25%	28	-	-	510	4	963	910	431
1.3%	6,248	-	18,987	91	9,544	31,435	-	44
1.35%	-	7	-	1,017	121	1,370	301	397
1.4%	-	-	-	1,606	156	729	1,612	1,189
1.45%	32	-	-	5,899	491	4,092	2,121	2,745
1.5%	-	-	-	454	2	1,131	983	33
1.6%	-	-	-	4	-	324	29	12
1.65%	-	-	-	815	57	749	588	74
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	37	48	-
1.9%	8	-	-	-	-	105	-	12
2.05%	-	-	-	-	-	-	-	-

	$7,372	$7	$18,987	$18,633	$12,285	$54,236	$13,810	$11,173

	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC

0.95%	$926	$1,922	$1,506	$206	$1,882	$-	$615	$500
1%	-	-	-	-	-	-	-	-
1.05%	-	-	330	-	-	-	-	-
1.1%	2,881	-	359	-	1,116	53	-	-
1.15%	37	4,013	102	-	-	-	-	-
1.2%	1,812	4,718	1,735	351	5,263	192	1,246	51
1.25%	250	1,561	386	-	1,254	315	189	56
1.3%	59	55	48,059	-	187,156	24,469	-	41,644
1.35%	118	615	275	233	325	-	439	-
1.4%	-	592	64	69	1,127	-	340	-
1.45%	629	568	509	38	1,460	76	971	394
1.5%	494	397	8	196	245	-	4	-
1.6%	17	-	-	-	59	-	-	-
1.65%	53	-	46	-	118	-	74	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	9	-	1	-	-	84
2.05%	-	-	1	-	-	-	-	-

	$7,276	$14,441	$53,389	$1,093	$200,006	$25,105	$3,878	$42,729

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$340	$413	$537	$338	$1,918	$286	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	156	-	-	-	57	-	-
1.1%	-	-	11	1,190	-	645	-	29
1.15%	-	-	306	167	358	1,310	-	-
1.2%	-	91	1,025	2,098	1,023	1,673	53	-
1.25%	-	74	-	36	403	44	-	1
1.3%	16,360	15,154	67	8,278	33,682	19,779	4,032	-
1.35%	-	-	24	258	271	215	1	1
1.4%	-	-	77	79	172	823	-	-
1.45%	-	1,276	2,571	1,197	972	2,285	10	6
1.5%	-	-	164	138	33	1	-	-
1.6%	-	-	-	16	-	-	-	-
1.65%	-	-	-	-	20	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	15	-	-	-	38	-	-
2.05%	-	4	-	-	-	-	-	-

	$16,360	$17,110	$4,658	$13,994	$37,272	$28,788	$4,382	$37

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$1,040	$2,409	$4,967	$5,874	$1,126	$2,099	$-	$5,908
1%	-	-	-	-	-	93	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	689	-	4,762	378	671	322	-	11,842
1.15%	345	126	2,803	338	682	670	-	968
1.2%	5,190	1,996	12,642	12,577	2,708	3,058	-	6,523
1.25%	1,288	23	1,446	349	953	22	-	1,040
1.3%	-	-	110	37	-	49	85,263	183
1.35%	1,960	773	2,567	5,991	1,381	577	-	894
1.4%	1,581	-	189	835	381	1,110	-	589
1.45%	4,149	2,322	14,897	10,379	5,494	1,874	-	5,517
1.5%	1,012	58	929	3,877	94	905	-	1,871
1.6%	15	-	-	14	12	-	-	11
1.65%	89	-	834	177	-	123	-	-
1.7%	-	-	4,891	-	-	-	-	727
1.75%	-	-	388	-	-	-	-	18
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	27	28	-	-	-	59
2.05%	-	-	-	-	-	-	-	-

	$17,358	$7,707	$51,452	$40,854	$13,502	$10,902	$85,263	$36,150

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$518	$-	$-	$131	$-	$-	$-	$2,833
1%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	219	-	-	448	-	-	-	2,379
1.15%	-	-	-	95	-	-	65	890
1.2%	506	-	-	919	-	-	92	6,723
1.25%	224	-	-	37	-	-	12	1,189
1.3%	7,203	20,977	8,613	38,684	46,526	12,261	3,263	21,515
1.35%	289	-	-	136	-	-	33	882
1.4%	51	-	-	-	-	-	-	176
1.45%	488	-	-	1,249	-	-	-	4,690
1.5%	-	-	-	-	-	-	-	2,022
1.6%	-	-	-	-	-	-	-	19
1.65%	-	-	-	-	-	-	-	44
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	119
1.9%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$9,498	$20,977	$8,613	$41,699	$46,526	$12,261	$3,465	$43,482

	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB

0.95%	$757	$-	$4,370	$-	$376	$-	$274	$-
1%	-	-	47	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	470	74	2,884	-	168	-	90	-
1.15%	70	68	629	-	-	-	-	-
1.2%	2,094	-	12,378	-	925	-	383	-
1.25%	252	-	1,466	-	-	-	100	-
1.3%	-	3,638	66,376	20,278	-	35,047	-	7,032
1.35%	594	7	2,739	-	47	-	-	-
1.4%	453	74	2,593	-	12	-	-	-
1.45%	1,251	-	3,976	-	507	-	538	-
1.5%	200	-	990	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	70	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	1	-	-	-	1	-
2.05%	-	-	-	-	-	-	-	-

	$6,211	$3,861	$98,449	$20,278	$2,035	$35,047	$1,386	$7,032

	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI2	FCI	FEI

0.95%	$966	$2,639	$2,490	$743	$2,737	$50	$-	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	102	516	-	-	-	-	-
1.1%	5,429	1,269	1,826	226	1,218	141	-	-
1.15%	425	934	-	140	5,819	155	-	-
1.2%	1,126	5,035	1,505	2,116	5,931	462	-	-
1.25%	25	344	516	481	687	8	-	-
1.3%	8,052	-	44,067	78	739	4,642	4,237	77,544
1.35%	268	641	246	640	1,253	97	-	-
1.4%	686	490	182	710	1,298	108	-	-
1.45%	798	881	1,056	1,686	5,214	258	-	-
1.5%	292	729	464	19	338	7	-	-
1.6%	-	18	16	25	7	2	-	-
1.65%	-	550	1	-	1,448	8	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	37	-	-	100	-	-	-
1.9%	-	-	74	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$18,067	$13,669	$52,959	$6,864	$26,789	$5,938	$4,237	$77,544

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	FHIP	FMG	FPR	FO2	TIF2	OVGSS	PVF	PUIGA

0.95%	$-	$-	$-	$860	$575	$3,082	$106	$-
1%	-	-	-	-	-	83	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	-	-	106	835	638	36	-
1.15%	-	-	-	131	716	722	709	-
1.2%	-	-	-	1,716	2,457	4,203	610	-
1.25%	-	-	-	26	283	401	12	-
1.3%	33	103,186	79,892	13,039	21,628	48,543	-	-
1.35%	-	-	-	252	226	1,339	139	-
1.4%	-	-	-	99	1,026	795	-	-
1.45%	-	-	-	745	1,949	4,050	166	70
1.5%	-	-	-	46	75	1,432	22	1
1.6%	-	-	-	-	-	11	-	-
1.65%	-	-	-	19	32	162	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	38	-	-
2.05%	-	-	-	-	-	-	-	-

	$33	$103,186	$79,892	$17,039	$29,802	$65,499	$1,800	$71

	PBF	WRASCA	SACSA	WFENAD	SGRA	WFLCCA	WFLGA	WFAIVD

0.95%	$-	$805	$210	$58	$599	$67	$-	$-
1%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	999	32	8	612	24	-	-
1.15%	-	85	-	9	22	-	-	-
1.2%	-	1,432	458	23	309	67	-	-
1.25%	-	247	62	-	52	-	-	-
1.3%	14,275	-	4,025	-	-	-	5,649	10,755
1.35%	-	40	16	7	139	43	-	-
1.4%	-	566	10	26	83	10	-	-
1.45%	-	944	341	166	394	67	-	-
1.5%	-	34	74	6	5	-	-	-
1.6%	-	10	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	2	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$14,275	$5,162	$5,230	$303	$2,215	$278	$5,649	$10,755

	SCS	SE	SGR	WFLCCI	STR	FO2R	ACVI4

0.95%	$1,086	$148	$2,610	$354	$-	$151	$78
1%	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-
1.1%	151	44	2,707	625	-	96	251
1.15%	-	77	129	-	-	63	196
1.2%	2,542	327	1,408	263	-	780	722
1.25%	272	-	230	-	-	22	16
1.3%	18,488	-	-	-	24,937	6,046	7,151
1.35%	91	35	936	60	-	129	271
1.4%	42	108	362	41	-	47	173
1.45%	1,499	755	1,747	200	-	402	428
1.5%	699	30	20	-	-	22	11
1.6%	-	-	-	-	-	-	3
1.65%	-	-	-	-	-	9	12
1.7%	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-
1.9%	9	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-

	$24,879	$1,524	$10,149	$1,543	$24,937	$7,767	$9,312

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $215,500 and $535,388, respectively, and total transfers from the Account to the fixed account were $757,288 and $1,434,386, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $8,255 and $8,317 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$195,097,214	$-	$-	$195,097,214

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$45,068	$34,223
Growth and Income Fund - Class A (VKGIA)	120,988	148,359
Invesco Mid Cap Growth Fund - Class A (VKGA)	1,116,219	574,656
Aberdeen Small Cap Fund - Class A (PRSCA)	801,130	348,457
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	24,110	83,260
U.S. Equity Fund - Institutional Service Class (ADUES)	104,521	252,622
International Growth Fund: Class A (TCIGA)	3,414	13,169
International Growth Fund - Investor Class (TCIGR)	23,714	91,717
Growth Fund - Investor Class (TCG)	455,227	756,985
Income & Growth Fund - Class A (ACIGA)	197,270	194,763
Income & Growth Fund - Investor Class (IGF)	539,106	369,458
Short-Term Government Fund - Investor Class (BSTG)	66,192	290,357
Ultra(R) Fund - Investor Class (TCUL)	801,991	837,834
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	153,287	136,614
Appreciation Fund, Inc. (DAF)	722,689	326,868
Balanced Opportunity Fund - Class Z (DPBOZ)	82,206	101,911
Dreyfus S&P 500 Index Fund (DSPI)	1,279,550	1,403,172
Intermediate Term Income Fund - Class A (DPITIA)	269,466	451,831
Opportunistic Small Cap Fund (DROSC)	84,894	89,645
Third Century Fund, Inc. - Class Z (DTC)	87,043	272,498
Bond Fund - Class F Shares (FBDF)	256,115	305,920
Equity Income Fund, Inc. - Class F Shares (FEQIF)	3,055	2,326
High Yield Trust (FHYT)	411,432	1,576,006
Intermediate Corporate Bond Fund - Service Shares (FIIF)	41,903	546,874
Advisor Balanced Fund - Class A (FABA)	13,436	51,222
Advisor Balanced Fund - Class T (FAB)	231,775	326,113
Advisor Equity Growth Fund - Class A (FAEGA)	81,087	50,958
Advisor Equity Income Fund - Class A (FAEIA)	228,769	181,610
Advisor Equity Income Fund - Class T (FAEI)	290,895	249,362
Advisor Growth Opportunities Fund - Class A (FAGOA)	99,393	120,178
Advisor Growth Opportunities Fund - Class T (FAGO)	476,829	432,884
Advisor High Income Advantage Fund - Class T (FAHY)	26,740	85,170
Advisor Overseas Fund - Class A (FAOA)	3	79
Asset Manager 50% (FAM)	108,538	229,981
Balance Sheet Investment Fund - Class A (FRBSI)	236,473	307,225
Foreign Fund - Class A (TFF)	12,111	164,237
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	405,560	534,801
Small-Mid Cap Growth Fund - Class A (FSCG)	184,200	119,003
Real Estate Fund - Class A (AREA)	413,201	249,559
Small Cap Growth Fund - Investor Class (ASCGI)	493,391	163,135
Balanced Fund: Class S (JBS)	169,166	111,437
Class T (JF)	631,508	658,710
Overseas Fund: Class S (JOS)	4,539	38,924
Twenty Fund: Class T (JTF)	1,654,227	2,291,313
Global Research Fund - Class T (JWF)	14,269	247,543
Global Research Fund - Class S (JWS)	49,051	21,523

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	872,694	480,044
MFS Strategic Income Fund - Class A (MSI)	126,215	167,513
Bond Fund - Institutional Service Class (NBF)	127,192	137,035
Bond Index Fund - Class A (NBIXA)	20,424	19,429
Nationwide Fund: Class A (NFA)	36,300	156,417
Nationwide Fund - Institutional Service Class (NF)	205,384	430,899
Government Bond Fund - Institutional Service Class (NGBF)	224,734	379,645
Nationwide Growth Fund - Institutional Class (NGF)	15,600	43,190
International Index Fund - Class A (NIIXA)	114	37
Investor Destinations Aggressive Fund - Service Class (IDAS)	190,870	182,245
Investor Destinations Conservative Fund - Service Class (IDCS)	42,750	160,664
Investor Destinations Moderate Fund - Service Class (IDMS)	445,419	451,979
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	360,617	617,405
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	95,973	95,694
Mid Cap Market Index Fund - Class A (NMCIXA)	160,184	116,797
Money Market Fund - Prime Shares (MMF)	998,963	2,441,724
Money Market Fund - Service Class (MMFR)	638,759	880,711
Nationwide Growth Fund - Class A (NGFA)	233,885	165,661
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	184,242	431,087
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	174,517	26,235
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	504,416	607,735
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	512,222	463,069
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	137,127	188,974
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	115,798	34,174
S&P 500 Index Fund - Service Class (NIXR)	785,277	433,446
Small Cap Index Fund - Class A (NSCIXA)	97,261	75,024
Templeton NVIT International Value Fund - Class III (NVTIV3)	94,600	19,144
Genesis Fund - Trust Class (NBGST)	995,815	1,642,134
Guardian Fund - Investor Class (NBGF)	180,375	239,952
Guardian Fund - Trust Class (NBGT)	24,637	32,867
Large Cap Value Fund: Investor Class (PF)	262,953	451,868
Large Cap Value Fund: Trust Class (NBPT)	12,955	53,381
Short Duration Bond Fund - Investor Class (NLMB)	107,607	144,446
Socially Responsive Fund - Trust Class (NBSRT)	202,155	275,132
Capital Appreciation Fund- Class A (OCAF)	154,472	164,269
Global Fund- Class A (OGF)	187,208	599,692
Global Strategic Income Fund - Class A (OSI)	64,939	80,487
PIMCO Total Return Fund - Class A (PMTRA)	198,280	544,702
VP International Fund - Class II (ACVI2)	1,235,921	56,568
Capital & Income Fund (FCI)	15,301	60,222
Equity-Income Fund (FEI)	763,950	436,326
High Income Portfolio - Initial Class (FHIP)	176	33
Magellan(R) Fund (FMG)	736,599	945,448
Puritan Fund (FPR)	946,269	693,961
VIP Overseas Portfolio - Service Class 2 (FO2)	2,388,058	174,220
Templeton Foreign Securities Fund - Class 2 (TIF2)	395,634	398,137
Global Securities Fund/VA - Service Class (OVGSS)	675,344	691,075
Putnam Voyager Fund: Class A (PVF)	36,950	136,666
Putnam International Equity Fund - Class A (PUIGA)	125	71
Virtus Balanced Fund: Class A (PBF)	96,336	101,415
Advisors Small Cap Fund - Class A (WRASCA)	77,558	229,419
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)	2,409,405	24,373
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)	136,630	4,638
Advantage Funds(R) - Growth Fund - Class A (SGRA)	1,153,211	26,750
Advantage - Large Cap Core - Class A (WFLCCA)	127,180	839
Advantage Large Cap Growth Fund - Class A (WFLGA)	2,406,661	9,192
Advantage Intrinsic Value Fund - Administrative Class (obsolete) (WFAIVD)	130,644	93,726
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)	29,081	2,522,451
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)	26,037	189,086
Advantage Growth Fund - Investor Class (obsolete) (SGR)	29,353	1,155,536
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)	65,966	259,884
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)	33,773	2,505,278
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)	80,310	2,035,499
VP International Fund - Class IV (obsolete) (ACVI4)	23,323	1,335,085

Total	$37,328,479	$43,365,297

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Equity and Income Fund - Class A (VKEIA)
2015	0.95%	to	2.05%	22,758	$13.48	to	$12.80	$301,280	2.20%	-3.28%	to	-4.35%
2014	0.95%	to	2.05%	22,800	13.93	to	13.38	313,379	2.66%	8.03%	to	6.83%
2013	0.95%	to	2.05%	21,112	12.90	to	12.53	269,661	1.94%	23.77%	to	22.40%
2012	0.95%	to	2.05%	23,806	10.42	to	10.23	246,545	2.46%	11.81%	to	10.56%
2011	0.95%	to	2.05%	9,998	9.32	to	9.26	92,977	1.49%	-6.80%	to	-7.44%	****
Growth and Income Fund - Class A (VKGIA)
2015	0.95%	to	1.65%	40,588	25.09	to	22.93	985,741	1.47%	-4.07%	to	-4.75%
2014	0.95%	to	1.65%	44,470	26.15	to	24.08	1,128,027	1.79%	9.10%	to	8.33%
2013	0.95%	to	1.65%	53,893	23.97	to	22.23	1,259,679	1.29%	32.57%	to	31.64%
2012	0.95%	to	1.65%	62,426	18.08	to	16.88	1,105,642	1.54%	13.49%	to	12.68%
2011	0.95%	to	1.65%	86,270	15.93	to	14.98	1,354,117	1.26%	-3.02%	to	-3.70%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2015	0.95%	to	1.65%	151,162	33.14	to	30.30	4,831,566	0.00%	0.26%	to	-0.45%
2014	0.95%	to	1.65%	143,438	33.06	to	30.43	4,568,841	0.00%	6.90%	to	6.15%
2013	0.95%	to	1.65%	165,074	30.92	to	28.67	4,935,643	0.00%	35.71%	to	34.75%
2012	0.95%	to	1.50%	30,739	22.79	to	21.59	688,689	0.00%	10.70%	to	10.09%
2011	0.95%	to	1.50%	37,463	20.58	to	19.61	759,645	0.00%	-9.97%	to	-10.47%
Aberdeen Small Cap Fund - Class A (PRSCA)
2015	0.95%	to	1.50%	63,911	32.98	to	30.23	2,284,863	0.00%	7.26%	to	6.67%
2014	0.95%	to	1.50%	47,699	30.75	to	28.34	1,646,462	0.00%	5.72%	to	5.13%
2013	0.95%	to	1.50%	50,050	29.09	to	26.95	1,637,389	0.00%	40.80%	to	40.02%
2012	0.95%	to	1.50%	54,658	20.66	to	19.25	1,270,753	0.00%	12.98%	to	12.35%
2011	0.95%	to	1.50%	65,597	18.28	to	17.13	1,358,086	0.33%	-7.22%	to	-7.73%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2015			1.30%	40,275			10.15	408,704	0.32%			-5.94%
2014			1.30%	45,516			10.79	491,057	2.16%			-2.76%
2013			1.30%	50,873			11.10	564,456	1.28%			-4.33%
2012			1.30%	64,761			11.60	751,061	1.11%			3.32%
2011			1.30%	69,098			11.22	775,593	3.12%			2.46%
U.S. Equity Fund - Institutional Service Class (ADUES)
2015			1.30%	87,681			15.72	1,378,070	0.92%			-5.01%
2014			1.30%	100,216			16.55	1,658,192	1.03%			6.55%
2013			1.30%	111,074			15.53	1,724,931	1.07%			25.99%
2012			1.30%	115,225			12.33	1,420,282	1.04%			14.83%
2011			1.30%	136,054			10.73	1,460,438	0.22%			7.34%	****
International Growth Fund: Class A (TCIGA)
2015	0.95%	to	1.50%	5,866	10.83	to	9.93	60,280	0.27%	-0.57%	to	-1.13%
2014	0.95%	to	1.50%	7,021	10.90	to	10.04	73,087	0.69%	-6.43%	to	-6.95%
2013	0.95%	to	1.50%	9,349	11.64	to	10.79	105,277	0.97%	21.40%	to	20.72%
2012	0.95%	to	1.50%	10,666	9.59	to	8.94	99,315	1.46%	20.43%	to	19.76%
2011	0.95%	to	1.50%	12,184	7.97	to	7.46	94,360	0.74%	-12.91%	to	-13.39%
International Growth Fund - Investor Class (TCIGR)
2015			1.30%	12,950			30.72	397,870	0.44%			-0.73%
2014			1.30%	15,665			30.95	484,804	0.98%			-6.57%
2013			1.30%	16,745			33.13	554,689	1.49%			21.35%
2012			1.30%	21,618			27.30	590,110	1.79%			20.28%
2011			1.30%	26,185			22.69	594,261	1.22%			-12.99%
Growth Fund - Investor Class (TCG)
2015	0.95%	to	1.50%	95,491	12.91	to	11.83	5,313,217	0.32%	3.57%	to	2.99%
2014	0.95%	to	1.50%	108,782	12.47	to	11.49	5,723,007	0.27%	10.17%	to	9.56%
2013	0.95%	to	1.50%	134,560	11.32	to	10.49	6,073,758	0.36%	28.14%	to	27.43%
2012	0.95%	to	1.50%	144,835	8.83	to	8.23	5,593,908	0.87%	12.83%	to	12.20%
2011	0.95%	to	1.50%	171,700	7.83	to	7.34	5,522,792	0.46%	-1.84%	to	-2.38%
Income & Growth Fund - Class A (ACIGA)
2015	0.95%	to	1.90%	107,376	14.76	to	12.69	1,526,225	1.91%	-6.80%	to	-7.69%
2014	0.95%	to	1.90%	114,739	15.84	to	13.75	1,755,481	1.82%	11.15%	to	10.09%
2013	0.95%	to	1.90%	126,524	14.25	to	12.49	1,745,830	1.98%	34.09%	to	32.81%
2012	0.95%	to	1.90%	149,912	10.63	to	9.40	1,544,799	1.87%	13.21%	to	12.12%
2011	0.95%	to	1.90%	156,001	9.39	to	8.39	1,424,932	1.31%	1.75%	to	0.77%
Income & Growth Fund - Investor Class (IGF)
2015			1.30%	106,114			29.48	3,128,684	2.16%			-6.89%
2014			1.30%	108,068			31.67	3,422,213	2.09%			11.05%
2013			1.30%	115,075			28.52	3,281,439	2.29%			33.96%
2012			1.30%	115,520			21.29	2,459,020	2.08%			13.03%
2011			1.30%	134,955			18.83	2,541,597	1.55%			1.68%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Short-Term Government Fund - Investor Class (BSTG)
2015	0.95%	to	1.90%	63,426	$13.25	to	$11.40	$1,192,599	0.53%	-0.84%	to	-1.79%
2014	0.95%	to	1.90%	74,772	13.36	to	11.60	1,422,021	0.43%	-0.63%	to	-1.58%
2013	0.95%	to	1.90%	77,831	13.45	to	11.79	1,508,883	0.21%	-1.35%	to	-2.30%
2012	0.95%	to	1.90%	108,398	13.63	to	12.07	2,048,340	0.33%	-0.66%	to	-1.61%
2011	0.95%	to	1.90%	110,359	13.72	to	12.26	2,123,419	0.76%	0.58%	to	-0.39%
Ultra(R) Fund - Investor Class (TCUL)
2015	0.95%	to	1.65%	262,570	12.96	to	11.59	7,089,191	0.22%	5.15%	to	4.40%
2014	0.95%	to	1.65%	265,770	12.32	to	11.10	7,044,948	0.32%	8.87%	to	8.10%
2013	0.95%	to	1.65%	292,723	11.32	to	10.27	7,193,793	0.32%	35.61%	to	34.66%
2012	0.95%	to	1.65%	328,206	8.35	to	7.63	5,953,373	0.48%	13.09%	to	12.29%
2011	0.95%	to	1.65%	376,005	7.38	to	6.79	6,007,201	0.00%	0.23%	to	-0.47%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2015			1.30%	45,923			17.66	810,966	6.20%			-7.74%
2014			1.30%	47,405			19.14	907,332	5.78%			-1.77%
2013			1.30%	51,699			19.49	1,007,394	6.65%			7.67%
2012			1.30%	53,365			18.10	965,740	7.53%			16.19%
2011			1.30%	43,302			15.58	674,459	8.10%			0.87%
Appreciation Fund, Inc. (DAF)
2015	0.95%	to	1.90%	149,963	15.05	to	12.94	2,586,803	1.66%	-3.44%	to	-4.37%
2014	0.95%	to	1.90%	162,046	15.59	to	13.53	2,912,278	1.65%	7.24%	to	6.21%
2013	0.95%	to	1.90%	178,829	14.53	to	12.74	3,000,290	1.74%	20.30%	to	19.14%
2012	0.95%	to	1.90%	201,744	12.08	to	10.69	2,764,269	1.64%	9.13%	to	8.08%
2011	0.95%	to	1.90%	221,462	11.07	to	9.89	2,788,053	1.43%	6.60%	to	5.58%
Balanced Opportunity Fund - Class Z (DPBOZ)
2015	0.95%	to	1.60%	51,166	14.97	to	13.92	737,117	1.02%	-1.33%	to	-1.98%
2014	0.95%	to	1.60%	54,674	15.17	to	14.20	801,868	0.99%	6.57%	to	5.87%
2013	0.95%	to	1.60%	61,290	14.23	to	13.41	848,406	0.99%	20.01%	to	19.22%
2012	0.95%	to	1.60%	66,287	11.86	to	11.25	766,707	1.20%	12.35%	to	11.61%
2011	0.95%	to	1.60%	73,716	10.56	to	10.08	761,263	1.26%	-2.67%	to	-3.31%
Dreyfus S&P 500 Index Fund (DSPI)
2015			1.30%	236,442			48.94	11,570,609	1.60%			-0.40%
2014			1.30%	252,626			49.13	12,412,242	1.56%			11.68%
2013			1.30%	267,603			44.00	11,773,528	1.64%			30.05%
2012			1.30%	276,731			33.83	9,362,126	1.78%			13.95%
2011			1.30%	308,314			29.69	9,153,730	1.50%			0.33%
Intermediate Term Income Fund - Class A (DPITIA)
2015			1.30%	117,563			12.64	1,485,976	2.22%			-2.73%
2014			1.30%	133,452			12.99	1,734,129	1.95%			3.41%
2013			1.30%	107,842			12.57	1,355,191	2.36%			-2.59%
2012			1.30%	117,378			12.90	1,514,251	2.33%			5.79%
2011			1.30%	126,265			12.19	1,539,777	2.93%			5.92%
Opportunistic Small Cap Fund (DROSC)
2015	0.95%	to	1.50%	6,249	18.08	to	17.68	111,298	0.33%	-3.63%	to	-4.17%
2014	0.95%	to	1.50%	6,952	18.77	to	18.45	128,968	0.00%	0.05%	to	-0.50%
2013	0.95%	to	1.50%	6,750	18.76	to	18.54	125,788	0.00%	46.38%	to	45.57%
2012	1.20%	to	1.25%	1,580	12.78	to	12.77	20,186	0.00%	19.28%	to	19.22%
2011	1.20%	to	1.25%	735			10.71	7,873	0.00%	7.12%	to	7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2015	0.95%	to	1.45%	24,200	10.82	to	10.00	576,897	0.81%	-4.12%	to	-4.60%
2014	0.95%	to	1.45%	31,270	11.29	to	10.48	851,123	0.98%	12.07%	to	11.51%
2013	0.95%	to	1.45%	28,649	10.07	to	9.40	650,096	1.21%	32.81%	to	32.14%
2012	0.95%	to	1.45%	30,148	7.58	to	7.11	526,210	0.67%	10.60%	to	10.04%
2011	0.95%	to	1.45%	31,777	6.86	to	6.46	531,455	0.64%	-0.26%	to	-0.76%
Bond Fund - Class F Shares (FBDF)
2015	0.95%	to	2.05%	72,232	21.75	to	18.26	1,614,536	4.21%	-2.91%	to	-3.99%
2014	0.95%	to	2.05%	77,607	22.40	to	19.02	1,792,897	4.18%	4.76%	to	3.59%
2013	0.95%	to	2.05%	88,730	21.39	to	18.36	1,963,068	4.42%	-0.17%	to	-1.28%
2012	0.95%	to	2.05%	99,418	21.42	to	18.60	2,212,934	4.89%	9.17%	to	7.96%
2011	0.95%	to	2.05%	84,745	19.62	to	17.23	1,737,713	5.39%	5.01%	to	3.84%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2015	1.20%	to	1.45%	2,479	13.32	to	12.82	32,678	1.77%	-6.79%	to	-7.02%
2014	1.20%	to	1.45%	2,459	14.29	to	13.79	34,787	1.47%	6.34%	to	6.07%
2013	0.95%	to	1.45%	4,171	13.90	to	13.00	56,170	1.41%	30.07%	to	29.41%
2012	0.95%	to	1.45%	5,018	10.69	to	10.04	52,061	2.78%	9.83%	to	9.27%
2011	0.95%	to	1.45%	11,965	9.73	to	9.19	112,671	2.61%	6.15%	to	5.62%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
High Yield Trust (FHYT)
2015	0.95%	to	1.90%	84,526	$22.75	to	$19.56	$1,788,776	4.94%	-4.50%	to	-5.41%
2014	0.95%	to	1.90%	138,496	23.82	to	20.68	3,162,569	4.86%	3.06%	to	2.07%
2013	0.95%	to	1.90%	165,948	23.11	to	20.26	3,677,026	5.23%	11.12%	to	10.05%
2012	0.95%	to	1.90%	157,579	20.80	to	18.41	3,126,738	6.44%	17.21%	to	16.08%
2011	0.95%	to	1.90%	137,795	17.75	to	15.86	2,325,698	6.65%	2.50%	to	1.52%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2015	0.95%	to	1.90%	17,742	17.67	to	15.26	297,152	3.38%	-1.26%	to	-2.21%
2014	0.95%	to	1.90%	46,777	17.90	to	15.60	821,606	3.56%	3.05%	to	2.06%
2013	0.95%	to	1.90%	25,007	17.37	to	15.29	416,260	3.86%	0.00%	to	-0.96%
2012	0.95%	to	1.90%	37,865	17.37	to	15.43	636,525	4.01%	8.33%	to	7.28%
2011	0.95%	to	1.90%	41,523	16.03	to	14.39	648,172	4.38%	1.90%	to	0.92%
Advisor Balanced Fund - Class A (FABA)
2015	0.95%	to	1.50%	5,141	17.28	to	15.84	84,728	1.05%	-0.92%	to	-1.47%
2014	0.95%	to	1.50%	7,647	17.44	to	16.08	127,980	1.12%	8.79%	to	8.18%
2013	0.95%	to	1.50%	7,548	16.03	to	14.86	116,485	1.04%	19.06%	to	18.40%
2012	0.95%	to	1.50%	10,391	13.47	to	12.55	135,160	1.26%	11.32%	to	10.70%
2011	0.95%	to	1.50%	17,211	12.10	to	11.34	202,783	1.45%	0.40%	to	-0.16%
Advisor Balanced Fund - Class T (FAB)
2015			1.30%	70,241			23.88	1,677,086	0.87%			-1.53%
2014			1.30%	76,575			24.25	1,856,690	0.87%			8.16%
2013			1.30%	66,146			22.42	1,482,843	0.87%			18.39%
2012			1.30%	66,501			18.94	1,259,205	1.21%			10.64%
2011			1.30%	59,697			17.11	1,021,638	1.32%			-0.11%
Advisor Equity Growth Fund - Class A (FAEGA)
2015	0.95%	to	1.65%	69,961	12.84	to	11.52	858,254	0.00%	5.73%	to	4.98%
2014	0.95%	to	1.65%	68,164	12.14	to	10.98	792,514	0.00%	9.85%	to	9.07%
2013	0.95%	to	1.65%	73,519	11.05	to	10.06	781,979	0.00%	34.35%	to	33.40%
2012	0.95%	to	1.65%	76,497	8.23	to	7.54	607,246	0.00%	13.10%	to	12.30%
2011	0.95%	to	1.65%	95,472	7.27	to	6.72	671,499	0.00%	-0.98%	to	-1.68%
Advisor Equity Income Fund - Class A (FAEIA)
2015	0.95%	to	1.90%	101,379	19.31	to	16.60	1,860,007	2.95%	-5.33%	to	-6.24%
2014	0.95%	to	1.90%	107,331	20.40	to	17.71	2,086,190	2.31%	7.37%	to	6.34%
2013	0.95%	to	1.90%	113,997	19.00	to	16.65	2,073,968	1.96%	26.27%	to	25.06%
2012	0.95%	to	1.90%	126,885	15.04	to	13.32	1,832,057	2.47%	15.70%	to	14.58%
2011	0.95%	to	1.90%	150,911	13.00	to	11.62	1,896,404	1.98%	-0.52%	to	-1.47%
Advisor Equity Income Fund - Class T (FAEI)
2015			1.30%	55,331			28.79	1,592,708	2.68%			-5.85%
2014			1.30%	58,254			30.57	1,781,059	2.03%			6.72%
2013			1.30%	62,482			28.65	1,789,970	1.69%			25.58%
2012			1.30%	76,388			22.81	1,742,583	2.26%			15.06%
2011			1.30%	82,492			19.83	1,635,451	1.75%			-1.09%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2015	0.95%	to	1.50%	39,198	14.87	to	13.63	559,852	0.00%	3.84%	to	3.26%
2014	0.95%	to	1.50%	44,201	14.32	to	13.20	608,153	0.00%	10.63%	to	10.02%
2013	0.95%	to	1.50%	46,725	12.95	to	12.00	582,728	0.00%	35.26%	to	34.51%
2012	0.95%	to	1.50%	50,561	9.57	to	8.92	467,341	0.00%	17.84%	to	17.18%
2011	0.95%	to	1.50%	44,584	8.12	to	7.61	349,256	0.00%	0.94%	to	0.38%
Advisor Growth Opportunities Fund - Class T (FAGO)
2015			1.30%	106,324			25.00	2,657,985	0.00%			3.23%
2014			1.30%	113,907			24.22	2,758,344	0.00%			9.99%
2013			1.30%	114,109			22.02	2,512,346	0.00%			34.52%
2012			1.30%	118,799			16.37	1,944,381	0.00%			17.19%
2011			1.30%	127,085			13.97	1,774,960	0.00%			0.42%
Advisor High Income Advantage Fund - Class T (FAHY)
2015	0.95%	to	1.90%	18,235	24.21	to	20.82	518,441	4.66%	-3.99%	to	-4.91%
2014	0.95%	to	1.90%	20,719	25.22	to	21.90	617,855	4.06%	2.88%	to	1.89%
2013	0.95%	to	1.90%	23,033	24.52	to	21.49	670,355	4.52%	9.02%	to	7.97%
2012	0.95%	to	1.90%	26,281	22.49	to	19.90	702,423	4.94%	16.98%	to	15.85%
2011	0.95%	to	1.90%	25,766	19.22	to	17.18	601,339	6.11%	-1.11%	to	-2.05%
Advisor Overseas Fund - Class A (FAOA)
2015	1.20%	to	1.50%	63	12.66	to	12.08	794	0.35%	2.39%	to	2.08%
2014	1.20%	to	1.50%	68	12.36	to	11.84	839	0.02%	-9.70%	to	-9.97%
2013	0.95%	to	1.50%	409	14.16	to	13.15	5,729	0.77%	29.43%	to	28.71%
2012	0.95%	to	1.50%	592	10.94	to	10.22	6,362	1.50%	19.62%	to	18.95%
2011	0.95%	to	1.50%	678	9.14	to	8.59	6,087	1.33%	-18.65%	to	-19.10%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Asset Manager 50% (FAM)
2015			1.30%	43,694			$29.99	$1,310,552	1.77%			-1.73%
2014			1.30%	49,475			30.52	1,510,078	1.53%			4.11%
2013			1.30%	55,673			29.32	1,632,199	1.40%			12.48%
2012			1.30%	63,385			26.07	1,652,169	1.58%			9.92%
2011			1.30%	67,768			23.71	1,607,050	1.77%			-1.93%
Balance Sheet Investment Fund - Class A (FRBSI)
2015	0.95%	to	1.65%	50,386	26.80	to	24.06	1,284,459	0.63%	-10.28%	to	-10.92%
2014	0.95%	to	1.65%	59,720	29.87	to	27.00	1,702,575	0.31%	-0.23%	to	-0.94%
2013	0.95%	to	1.65%	66,572	29.94	to	27.26	1,908,757	1.16%	35.32%	to	34.36%
2012	0.95%	to	1.65%	87,231	22.13	to	20.29	1,861,773	1.43%	14.54%	to	13.73%
2011	0.95%	to	1.65%	109,046	19.32	to	17.84	2,042,848	0.50%	-7.25%	to	-7.90%
Foreign Fund - Class A (TFF)
2015	0.95%	to	1.65%	35,755	17.50	to	15.66	826,378	1.21%	-7.97%	to	-8.62%
2014	0.95%	to	1.65%	41,215	19.02	to	17.14	1,049,640	2.43%	-11.65%	to	-12.27%
2013	0.95%	to	1.65%	45,279	21.52	to	19.54	1,311,578	1.40%	25.96%	to	25.07%
2012	0.95%	to	1.65%	50,054	17.09	to	15.62	1,157,090	2.25%	17.43%	to	16.59%
2011	0.95%	to	1.65%	54,681	14.55	to	13.40	1,079,973	2.10%	-13.54%	to	-14.15%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2015	0.95%	to	1.90%	166,821	22.50	to	19.34	3,821,268	1.67%	-5.01%	to	-5.92%
2014	0.95%	to	1.90%	183,117	23.68	to	20.56	4,434,449	2.81%	6.28%	to	5.26%
2013	0.95%	to	1.90%	213,654	22.28	to	19.53	4,872,229	1.37%	26.53%	to	25.32%
2012	0.95%	to	1.90%	236,898	17.61	to	15.59	4,280,497	1.88%	13.66%	to	12.56%
2011	0.95%	to	1.90%	273,575	15.50	to	13.85	4,361,527	2.01%	-2.72%	to	-3.65%
Small-Mid Cap Growth Fund - Class A (FSCG)
2015	0.95%	to	1.80%	77,471	13.92	to	12.16	1,034,687	0.00%	-2.91%	to	-3.74%
2014	0.95%	to	1.80%	78,722	14.34	to	12.63	1,084,690	0.00%	6.51%	to	5.60%
2013	0.95%	to	1.80%	87,928	13.46	to	11.96	1,142,548	0.00%	37.27%	to	36.09%
2012	0.95%	to	1.80%	100,576	9.81	to	8.79	955,270	0.00%	9.73%	to	8.78%
2011	0.95%	to	1.80%	115,534	8.94	to	8.08	1,002,423	0.00%	-5.80%	to	-6.60%
Real Estate Fund - Class A (AREA)
2015	0.95%	to	1.90%	69,382	14.54	to	13.91	997,667	1.15%	0.76%	to	-0.21%
2014	0.95%	to	1.90%	66,038	14.43	to	13.94	943,469	0.85%	26.90%	to	25.69%
2013	0.95%	to	1.90%	76,528	11.37	to	11.09	864,545	1.06%	0.82%	to	-0.15%
2012	0.95%	to	1.90%	88,466	11.28	to	11.10	993,612	0.39%	15.44%	to	14.33%
2011	0.95%	to	1.90%	120,617	9.77	to	9.71	1,176,920	0.46%	-2.31%	to	-2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2015	0.95%	to	1.65%	33,487	18.78	to	17.53	617,078	0.00%	-2.76%	to	-3.44%
2014	0.95%	to	1.65%	19,342	19.32	to	18.16	365,490	0.00%	6.65%	to	5.90%
2013	0.95%	to	1.65%	28,006	18.11	to	17.14	499,925	0.05%	38.58%	to	37.61%
2012	0.95%	to	1.65%	27,450	13.07	to	12.46	353,980	0.00%	17.21%	to	16.38%
2011	0.95%	to	1.65%	52,838	11.15	to	10.71	585,308	0.00%	-2.17%	to	-2.86%
Balanced Fund: Class S (JBS)
2015	0.95%	to	1.65%	70,702	17.25	to	16.47	1,201,478	1.26%	-0.73%	to	-1.43%
2014	0.95%	to	1.65%	70,464	17.37	to	16.71	1,208,627	1.68%	7.07%	to	6.31%
2013	0.95%	to	1.65%	81,019	16.23	to	15.72	1,301,744	1.43%	18.15%	to	17.31%
2012	0.95%	to	1.65%	89,940	13.73	to	13.40	1,226,845	2.19%	11.61%	to	10.82%
2011	0.95%	to	1.65%	98,460	12.31	to	12.09	1,206,245	1.83%	0.11%	to	-0.60%
Class T (JF)
2015	0.95%	to	2.05%	152,297	10.59	to	8.89	3,856,957	1.44%	4.22%	to	3.06%
2014	0.95%	to	2.05%	167,322	10.16	to	8.63	4,062,395	1.52%	11.71%	to	10.47%
2013	0.95%	to	2.05%	182,285	9.10	to	7.81	4,008,881	0.33%	28.41%	to	26.98%
2012	0.95%	to	2.05%	198,550	7.09	to	6.15	3,390,414	0.59%	16.62%	to	15.32%
2011	0.95%	to	2.05%	226,017	6.08	to	5.33	3,341,605	0.41%	-6.77%	to	-7.81%
Overseas Fund: Class S (JOS)
2015	0.95%	to	1.50%	7,958	9.38	to	9.05	73,342	3.20%	-9.68%	to	-10.18%
2014	0.95%	to	1.50%	11,462	10.39	to	10.07	116,990	0.41%	-14.75%	to	-15.23%
2013	0.95%	to	1.50%	15,425	12.18	to	11.88	185,541	3.25%	10.78%	to	10.17%
2012	0.95%	to	1.50%	24,526	11.00	to	10.79	267,822	2.39%	11.03%	to	10.41%
2011	0.95%	to	1.50%	32,863	9.91	to	9.77	323,703	0.00%	-33.56%	to	-33.93%
Twenty Fund: Class T (JTF)
2015	0.95%	to	1.90%	312,178	12.64	to	10.87	14,880,691	0.45%	3.94%	to	2.94%
2014	0.95%	to	1.90%	353,227	12.16	to	10.55	16,372,264	1.37%	7.91%	to	6.87%
2013	0.95%	to	1.90%	379,233	11.27	to	9.88	16,532,140	0.68%	31.84%	to	30.58%
2012	0.95%	to	1.90%	420,544	8.55	to	7.56	13,947,114	0.70%	21.15%	to	19.99%
2011	0.95%	to	1.90%	466,181	7.05	to	6.30	12,669,534	0.07%	-9.06%	to	-9.93%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Global Research Fund - Class T (JWF)
2015	1.10%	to	1.45%	87,163	$8.20	to	$7.76	$1,713,761	0.66%	-3.38%	to	-3.72%
2014	1.10%	to	1.45%	97,348	8.49	to	8.06	1,993,197	0.90%	6.07%	to	5.70%
2013	1.10%	to	1.45%	108,848	8.00	to	7.62	2,113,967	0.50%	26.12%	to	25.67%
2012	0.95%	to	1.45%	119,817	6.47	to	6.07	1,851,784	1.01%	18.70%	to	18.10%
2011	0.95%	to	1.45%	136,743	5.45	to	5.14	1,794,282	0.61%	-14.66%	to	-15.09%
Global Research Fund - Class S (JWS)
2015	0.95%	to	1.65%	16,594	18.18	to	17.36	295,844	0.61%	-3.48%	to	-4.17%
2014	0.95%	to	1.65%	15,065	18.84	to	18.12	279,454	0.66%	5.96%	to	5.21%
2013	0.95%	to	1.65%	15,783	17.78	to	17.22	276,976	0.22%	25.98%	to	25.09%
2012	0.95%	to	1.65%	16,415	14.11	to	13.76	229,314	0.73%	18.41%	to	17.57%
2011	0.95%	to	1.65%	16,166	11.92	to	11.71	191,270	0.33%	-14.87%	to	-15.47%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2015	0.95%	to	1.90%	99,677	30.81	to	26.49	3,220,163	0.01%	-3.40%	to	-4.32%
2014	0.95%	to	1.90%	93,866	31.89	to	27.69	3,149,797	0.00%	9.96%	to	8.90%
2013	0.95%	to	1.90%	90,667	29.00	to	25.42	2,776,184	0.08%	34.08%	to	32.80%
2012	0.95%	to	1.90%	91,719	21.63	to	19.14	2,101,085	0.00%	13.97%	to	12.87%
2011	0.95%	to	1.90%	99,730	18.98	to	16.96	2,010,952	0.00%	-10.95%	to	-11.80%
MFS Strategic Income Fund - Class A (MSI)
2015			1.30%	63,628			18.00	1,145,383	3.83%			-3.34%
2014			1.30%	67,591			18.62	1,258,816	4.16%			1.64%
2013			1.30%	80,144			18.32	1,468,519	4.50%			-0.02%
2012			1.30%	85,387			18.33	1,564,949	4.66%			9.27%
2011			1.30%	79,260			16.77	1,329,413	5.00%			2.98%
Bond Fund - Institutional Service Class (NBF)
2015	0.95%	to	2.05%	21,593	20.22	to	16.97	1,255,278	2.53%	-0.82%	to	-1.92%
2014	0.95%	to	2.05%	21,922	20.38	to	17.30	1,296,391	3.55%	3.38%	to	2.23%
2013	0.95%	to	2.05%	22,788	19.72	to	16.92	1,304,321	3.32%	-1.29%	to	-2.39%
2012	0.95%	to	2.05%	23,941	19.97	to	17.34	1,436,368	3.50%	7.29%	to	6.09%
2011	0.95%	to	2.05%	25,913	18.62	to	16.34	1,423,676	3.73%	5.60%	to	4.43%
Bond Index Fund - Class A (NBIXA)
2015	0.95%	to	1.50%	22,073	16.94	to	15.57	353,897	1.81%	-1.09%	to	-1.64%
2014	0.95%	to	1.50%	22,202	17.13	to	15.83	361,672	2.06%	4.46%	to	3.88%
2013	0.95%	to	1.50%	23,523	16.40	to	15.23	368,848	2.18%	-3.72%	to	-4.26%
2012	0.95%	to	1.65%	25,593	17.03	to	15.62	418,504	2.40%	2.65%	to	1.92%
2011	0.95%	to	1.65%	24,974	16.59	to	15.32	398,381	2.84%	6.10%	to	5.35%
Nationwide Fund: Class A (NFA)
2015	0.95%	to	1.60%	68,364	15.24	to	14.76	1,026,130	0.98%	-0.22%	to	-0.87%
2014	0.95%	to	1.60%	77,761	15.27	to	14.89	1,173,418	0.94%	10.90%	to	10.17%
2013	0.95%	to	1.65%	85,685	13.77	to	13.50	1,169,775	0.97%	28.85%	to	27.94%
2012	0.95%	to	1.65%	101,501	10.69	to	10.55	1,078,616	1.15%	13.15%	to	12.35%
2011	0.95%	to	1.65%	123,484	9.45	to	9.39	1,163,324	0.90%	-5.54%	to	-6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2015	0.95%	to	1.65%	30,566	15.68	to	14.03	2,700,680	1.23%	0.07%	to	-0.64%
2014	0.95%	to	1.65%	35,669	15.67	to	14.12	2,992,253	1.20%	11.11%	to	10.33%
2013	0.95%	to	1.65%	32,016	14.10	to	12.80	2,699,788	1.24%	29.20%	to	28.28%
2012	0.95%	to	1.65%	37,854	10.91	to	9.98	2,267,416	1.39%	13.40%	to	12.60%
2011	0.95%	to	1.65%	46,198	9.62	to	8.86	2,542,778	1.11%	-0.56%	to	-1.26%
Government Bond Fund - Institutional Service Class (NGBF)
2015	0.95%	to	1.90%	111,217	18.13	to	15.59	2,124,583	1.64%	-1.04%	to	-1.98%
2014	0.95%	to	1.90%	119,423	18.32	to	15.90	2,319,621	1.55%	3.12%	to	2.13%
2013	0.95%	to	1.90%	130,723	17.76	to	15.57	2,460,567	1.11%	-4.34%	to	-5.26%
2012	0.95%	to	1.90%	192,258	18.57	to	16.44	3,791,513	2.03%	2.69%	to	1.70%
2011	0.95%	to	1.90%	187,137	18.08	to	16.16	3,554,137	2.77%	6.30%	to	5.28%
Nationwide Growth Fund - Institutional Class (NGF)
2015	0.95%	to	1.45%	5,437	11.16	to	10.31	328,263	0.42%	4.05%	to	3.52%
2014	0.95%	to	1.45%	5,794	10.73	to	9.96	353,718	0.45%	13.43%	to	12.86%
2013	0.95%	to	1.45%	6,320	9.46	to	8.82	349,576	0.48%	29.77%	to	29.12%
2012	0.95%	to	1.45%	10,666	7.29	to	6.83	326,783	0.56%	12.17%	to	11.61%
2011	0.95%	to	1.45%	11,617	6.50	to	6.12	364,967	0.00%	-2.72%	to	-3.21%
International Index Fund - Class A (NIIXA)
2015	1.10%	to	1.45%	284	12.28	to	11.63	3,452	2.27%	-2.24%	to	-2.59%
2014	1.10%	to	1.45%	284	12.56	to	11.94	3,533	2.72%	-7.16%	to	-7.49%
2013	1.10%	to	1.45%	335	13.53	to	12.91	4,502	2.19%	19.98%	to	19.56%
2012	1.10%	to	1.45%	492	11.28	to	10.80	5,493	2.54%	16.73%	to	16.32%
2011	1.10%	to	1.45%	648	9.66	to	9.28	6,158	2.06%	-14.07%	to	-14.38%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Investor Destinations Aggressive Fund - Service Class (IDAS)
2015	0.95%	to	1.60%	84,163	$15.62	to	$14.13	$1,249,353	1.46%	-3.56%	to	-4.19%
2014	0.95%	to	1.65%	88,686	16.19	to	14.64	1,369,144	1.66%	3.39%	to	2.66%
2013	0.95%	to	1.65%	97,693	15.66	to	14.26	1,462,006	1.60%	25.05%	to	24.16%
2012	0.95%	to	1.65%	119,470	12.52	to	11.48	1,436,962	1.82%	14.86%	to	14.04%
2011	0.95%	to	1.65%	130,269	10.90	to	10.07	1,370,187	1.36%	-5.01%	to	-5.68%
Investor Destinations Conservative Fund - Service Class (IDCS)
2015	0.95%	to	1.50%	43,709	14.56	to	13.38	614,323	1.50%	-1.18%	to	-1.73%
2014	0.95%	to	1.50%	52,690	14.74	to	13.61	750,420	1.63%	2.58%	to	2.01%
2013	0.95%	to	1.50%	58,486	14.37	to	13.35	815,300	1.47%	2.83%	to	2.26%
2012	0.95%	to	1.60%	66,093	13.97	to	12.89	896,075	1.79%	4.08%	to	3.39%
2011	0.95%	to	1.60%	82,979	13.42	to	12.47	1,085,216	1.77%	1.91%	to	1.24%
Investor Destinations Moderate Fund - Service Class (IDMS)
2015	0.95%	to	1.90%	252,181	15.67	to	13.53	3,754,404	1.42%	-2.53%	to	-3.47%
2014	0.95%	to	1.90%	270,666	16.07	to	14.01	4,148,832	1.73%	2.99%	to	2.01%
2013	0.95%	to	1.90%	287,846	15.61	to	13.74	4,302,408	1.53%	14.44%	to	13.34%
2012	0.95%	to	1.90%	366,259	13.64	to	12.12	4,826,998	1.75%	9.90%	to	8.84%
2011	0.95%	to	1.90%	400,899	12.41	to	11.13	4,824,358	1.61%	-1.05%	to	-1.99%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2015	0.95%	to	1.90%	198,017	15.89	to	13.72	2,999,339	1.42%	-3.19%	to	-4.12%
2014	0.95%	to	1.90%	226,683	16.42	to	14.31	3,563,846	1.70%	3.26%	to	2.27%
2013	0.95%	to	1.90%	258,330	15.90	to	13.99	3,954,185	1.68%	20.53%	to	19.37%
2012	0.95%	to	1.90%	267,649	13.19	to	11.72	3,405,974	1.81%	12.73%	to	11.64%
2011	0.95%	to	1.90%	319,033	11.70	to	10.50	3,622,528	1.48%	-3.12%	to	-4.05%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2015	0.95%	to	1.60%	67,963	15.55	to	14.06	1,003,947	1.53%	-1.60%	to	-2.24%
2014	0.95%	to	1.60%	70,183	15.80	to	14.38	1,057,612	1.72%	2.92%	to	2.25%
2013	0.95%	to	1.60%	74,480	15.35	to	14.07	1,095,259	1.43%	8.41%	to	7.70%
2012	0.95%	to	1.60%	98,732	14.16	to	13.06	1,350,787	1.86%	7.08%	to	6.37%
2011	0.95%	to	1.60%	105,880	13.22	to	12.28	1,358,685	1.74%	0.99%	to	0.33%
Mid Cap Market Index Fund - Class A (NMCIXA)
2015	0.95%	to	1.65%	34,386	25.10	to	22.53	827,324	0.86%	-3.70%	to	-4.38%
2014	0.95%	to	1.65%	36,141	26.07	to	23.56	907,289	0.77%	8.04%	to	7.28%
2013	0.95%	to	1.65%	44,149	24.13	to	21.96	1,031,349	0.75%	31.46%	to	30.53%
2012	0.95%	to	1.65%	42,441	18.35	to	16.83	753,058	0.86%	16.07%	to	15.25%
2011	0.95%	to	1.65%	56,719	15.81	to	14.60	871,695	0.55%	-3.73%	to	-4.41%
Money Market Fund - Prime Shares (MMF)
2015			1.30%	246,868	28.92	to	22.82	5,654,922	0.00%			-1.30%
2014			1.30%	306,037	29.30	to	23.12	7,097,673	0.00%			-1.30%
2013			1.30%	332,842	23.43	to	29.69	7,817,587	0.00%			-1.30%
2012			1.30%	364,519	23.74	to	30.08	8,658,809	0.00%			-1.30%
2011			1.30%	351,137	24.05	to	30.48	8,451,515	0.00%			-1.30%
Money Market Fund - Service Class (MMFR)
2015	0.95%	to	1.90%	289,326	10.82	to	9.31	3,018,509	0.00%	-0.95%	to	-1.90%
2014	0.95%	to	1.90%	308,529	10.93	to	9.49	3,260,465	0.00%	-0.95%	to	-1.90%
2013	0.95%	to	1.90%	347,174	11.03	to	9.67	3,718,433	0.00%	-0.95%	to	-1.90%
2012	0.95%	to	1.90%	364,191	11.14	to	9.86	3,942,002	0.00%	-0.95%	to	-1.91%
2011	0.95%	to	1.90%	379,129	11.24	to	10.05	4,151,623	0.00%	-0.95%	to	-1.89%
Nationwide Growth Fund - Class A (NGFA)
2015	0.95%	to	1.45%	34,894	22.30	to	20.98	748,336	0.21%	3.62%	to	3.10%
2014	0.95%	to	1.45%	32,918	21.52	to	20.35	683,482	0.18%	13.11%	to	12.54%
2013	0.95%	to	1.45%	29,293	19.03	to	18.09	539,660	0.20%	29.29%	to	28.64%
2012	0.95%	to	1.45%	32,183	14.72	to	14.06	460,749	0.32%	11.87%	to	11.30%
2011	0.95%	to	1.45%	32,512	13.16	to	12.63	417,301	0.00%	-2.89%	to	-3.38%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015			1.30%	84,998			17.51	1,488,064	1.36%			-2.29%
2014			1.30%	98,227			17.92	1,759,882	1.68%			3.62%
2013			1.30%	95,124			17.29	1,644,739	1.73%			25.59%
2012			1.30%	92,312			13.77	1,270,859	1.60%			14.39%
2011			1.30%	94,736			12.03	1,140,129	1.77%			-5.18%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015			1.30%	54,185			13.28	719,551	1.91%			-1.04%
2014			1.30%	45,138			13.42	605,703	2.41%			2.54%
2013			1.30%	28,612			13.09	374,432	1.64%			3.47%
2012			1.30%	31,472			12.65	398,051	1.96%			3.81%
2011			1.30%	26,297			12.18	320,407	2.28%			1.60%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.95%	to	1.45%	178,303	$16.96	to	$16.40	$2,841,775	1.52%	-1.28%	to	-1.78%
2014	0.95%	to	1.45%	193,361	17.18	to	16.69	3,132,038	1.74%	4.18%	to	3.66%
2013	0.95%	to	1.45%	183,038	16.49	to	16.11	2,855,822	1.76%	15.52%	to	14.94%
2012	0.95%	to	1.45%	173,919	14.28	to	14.01	2,357,754	1.49%	9.76%	to	9.20%
2011	0.95%	to	1.45%	188,919	13.01	to	12.83	2,340,885	2.13%	-0.99%	to	-1.49%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015			1.30%	198,100			16.95	3,357,880	1.45%			-2.02%
2014			1.30%	199,795			17.30	3,456,443	1.75%			3.59%
2013			1.30%	188,259			16.70	3,143,922	1.68%			20.79%
2012			1.30%	204,481			13.83	2,827,149	1.63%			12.28%
2011			1.30%	222,295			12.31	2,737,353	2.02%			-3.40%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015			1.30%	57,213			14.78	845,827	1.63%			-1.33%
2014			1.30%	64,027			14.98	959,325	1.80%			3.38%
2013			1.30%	66,850			14.49	968,894	1.74%			9.06%
2012			1.30%	68,753			13.29	913,706	1.72%			6.63%
2011			1.30%	64,339			12.46	801,865	2.27%			0.74%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2015	1.15%	to	1.45%	25,950	10.75	to	10.51	275,949	0.14%	-1.80%	to	-2.10%
2014	1.20%	to	1.45%	19,793	10.91	to	10.73	214,687	2.09%	-2.54%	to	-2.78%
2013	1.20%	to	1.45%	16,610	11.20	to	11.04	185,035	1.04%	19.62%	to	19.32%
2012	1.20%	to	1.45%	12,862	9.36	to	9.25	119,893	0.39%	14.13%	to	13.84%
2011	1.10%	to	1.45%	12,851	8.23	to	8.13	105,080	1.26%	-10.62%	to	-10.93%
S&P 500 Index Fund - Service Class (NIXR)
2015	0.95%	to	2.05%	218,846	14.78	to	12.41	3,308,197	1.81%	-0.12%	to	-1.23%
2014	0.95%	to	2.05%	216,291	14.80	to	12.57	3,296,759	1.42%	11.98%	to	10.74%
2013	0.95%	to	2.05%	241,912	13.22	to	11.35	3,316,711	1.63%	30.41%	to	28.96%
2012	0.95%	to	2.05%	245,704	10.14	to	8.80	2,572,395	1.63%	14.24%	to	12.97%
2011	0.95%	to	2.05%	250,592	8.87	to	7.79	2,289,393	1.42%	0.51%	to	-0.61%
Small Cap Index Fund - Class A (NSCIXA)
2015	0.95%	to	1.65%	22,349	21.57	to	19.36	461,417	0.91%	-5.72%	to	-6.39%
2014	0.95%	to	1.65%	23,429	22.88	to	20.68	514,247	0.69%	3.47%	to	2.74%
2013	0.95%	to	1.65%	26,501	22.11	to	20.13	564,938	0.89%	36.97%	to	36.00%
2012	0.95%	to	1.65%	31,779	16.15	to	14.80	495,237	1.32%	14.79%	to	13.98%
2011	0.95%	to	1.65%	40,467	14.07	to	12.99	552,169	0.56%	-5.56%	to	-6.23%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	1.10%	to	1.40%	21,806	14.29	to	14.01	307,675	2.03%	-4.96%	to	-5.25%
2014	1.15%	to	1.40%	17,903	14.99	to	14.78	266,149	3.63%	-9.20%	to	-9.43%
2013	1.30%	to	1.40%	15,167	16.40	to	16.32	248,656	2.76%	18.53%	to	18.41%
2012	0.95%	to	1.35%	7,878	14.01	to	13.81	108,981	2.92%	18.43%	to	17.95%
2011	1.20%	to	1.35%	5,976	11.75	to	11.71	70,042	3.12%	-13.48%	to	-13.61%
Genesis Fund - Trust Class (NBGST)
2015	0.95%	to	1.90%	169,278	42.84	to	36.84	7,120,997	0.05%	-0.80%	to	-1.75%
2014	0.95%	to	1.90%	197,254	43.19	to	37.50	8,399,981	0.05%	-1.25%	to	-2.20%
2013	0.95%	to	1.90%	227,244	43.74	to	38.34	9,834,432	0.30%	35.59%	to	34.29%
2012	0.95%	to	1.90%	262,029	32.26	to	28.55	8,380,160	0.20%	8.77%	to	7.73%
2011	0.95%	to	1.90%	307,263	29.66	to	26.50	9,065,232	0.93%	3.61%	to	2.62%
Guardian Fund - Investor Class (NBGF)
2015			1.30%	40,821			33.76	1,378,305	0.63%			-6.00%
2014			1.30%	46,519			35.92	1,670,910	0.71%			7.85%
2013			1.30%	50,223			33.30	1,672,673	0.53%			37.11%
2012			1.30%	56,334			24.29	1,368,345	1.19%			11.34%
2011			1.30%	64,271			21.82	1,402,100	0.65%			-4.19%
Guardian Fund - Trust Class (NBGT)
2015	0.95%	to	1.45%	8,668	18.28	to	16.89	152,499	0.65%	-5.89%	to	-6.37%
2014	0.95%	to	1.45%	10,285	19.43	to	18.04	192,786	0.84%	8.11%	to	7.56%
2013	0.95%	to	1.45%	10,825	17.97	to	16.77	188,394	0.53%	37.28%	to	36.59%
2012	0.95%	to	1.45%	13,312	13.09	to	12.28	169,485	1.51%	11.53%	to	10.97%
2011	0.95%	to	1.45%	13,785	11.74	to	11.06	157,809	0.82%	-3.97%	to	-4.45%
Large Cap Value Fund: Investor Class (PF)
2015			1.30%	53,703			43.14	2,316,695	1.01%			-13.44%
2014			1.30%	61,190			49.84	3,049,634	0.79%			9.57%
2013			1.30%	74,102			45.48	3,370,492	1.28%			29.68%
2012			1.30%	75,068			35.07	2,632,946	1.26%			15.43%
2011			1.30%	90,001			30.39	2,734,688	0.39%			-12.42%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Large Cap Value Fund: Trust Class (NBPT)
2015	0.95%	to	1.90%	5,871	$17.09	to	$14.70	$96,170	1.34%	-13.34%	to	-14.18%
2014	0.95%	to	1.90%	8,599	19.72	to	17.12	163,108	0.78%	9.77%	to	8.72%
2013	0.95%	to	1.90%	13,059	17.97	to	15.75	228,011	1.48%	29.84%	to	28.60%
2012	0.95%	to	1.90%	12,655	13.84	to	12.25	170,621	1.14%	15.70%	to	14.58%
2011	0.95%	to	1.90%	17,875	11.96	to	10.69	210,308	0.20%	-12.30%	to	-13.14%
Short Duration Bond Fund - Investor Class (NLMB)
2015			1.30%	32,995			14.77	487,476	1.03%			-1.04%
2014			1.30%	35,390			14.93	528,346	1.22%			-0.86%
2013			1.30%	43,120			15.06	649,307	1.50%			-0.67%
2012			1.30%	47,472			15.16	719,633	2.03%			2.92%
2011			1.30%	46,949			14.73	691,497	2.74%			-0.59%
Socially Responsive Fund - Trust Class (NBSRT)
2015	0.95%	to	1.50%	63,610	21.28	to	19.94	1,310,738	0.97%	-1.50%	to	-2.05%
2014	0.95%	to	1.50%	72,694	21.60	to	20.36	1,525,962	0.97%	9.23%	to	8.63%
2013	0.95%	to	1.50%	77,578	19.77	to	18.74	1,495,130	1.14%	36.65%	to	35.89%
2012	0.95%	to	1.50%	71,799	14.47	to	13.79	1,016,158	0.84%	9.74%	to	9.13%
2011	0.95%	to	1.50%	85,393	13.19	to	12.64	1,105,899	0.59%	-3.97%	to	-4.50%
Capital Appreciation Fund- Class A (OCAF)
2015	0.95%	to	1.80%	85,139	13.05	to	11.44	1,071,507	0.00%	2.24%	to	1.36%
2014	0.95%	to	1.80%	95,301	12.77	to	11.29	1,177,144	0.00%	13.97%	to	13.00%
2013	0.95%	to	1.80%	103,151	11.20	to	9.99	1,119,015	0.04%	28.01%	to	26.91%
2012	0.95%	to	1.80%	110,486	8.75	to	7.87	939,343	0.56%	12.61%	to	11.64%
2011	0.95%	to	1.80%	147,006	7.77	to	7.05	1,117,282	0.16%	-2.51%	to	-3.34%
Global Fund- Class A (OGF)
2015	0.95%	to	1.90%	80,907	19.10	to	16.43	3,794,604	0.61%	2.90%	to	1.92%
2014	0.95%	to	1.90%	90,170	18.56	to	16.12	4,215,926	0.79%	1.09%	to	0.12%
2013	0.95%	to	1.90%	97,610	18.36	to	16.10	4,604,633	0.80%	25.57%	to	24.37%
2012	0.95%	to	1.90%	114,778	14.62	to	12.94	4,154,982	0.99%	19.60%	to	18.45%
2011	0.95%	to	1.90%	134,697	12.23	to	10.93	4,119,651	1.61%	-9.56%	to	-10.43%
Global Strategic Income Fund - Class A (OSI)
2015	0.95%	to	1.60%	25,507	20.63	to	18.66	502,605	4.27%	-3.27%	to	-3.91%
2014	0.95%	to	1.60%	27,143	21.33	to	19.42	553,714	4.56%	1.66%	to	0.99%
2013	0.95%	to	1.60%	54,716	20.98	to	19.23	1,121,873	5.01%	-1.31%	to	-1.96%
2012	0.95%	to	1.60%	99,234	21.26	to	19.61	2,076,433	5.70%	12.41%	to	11.67%
2011	0.95%	to	1.60%	65,655	18.91	to	17.56	1,218,033	6.11%	-0.07%	to	-0.72%
PIMCO Total Return Fund - Class A (PMTRA)
2015	0.95%	to	1.80%	99,941	20.38	to	17.88	1,947,868	2.46%	-0.63%	to	-1.48%
2014	0.95%	to	1.80%	122,077	20.51	to	18.14	2,404,699	3.61%	3.29%	to	2.40%
2013	0.95%	to	1.80%	135,767	19.86	to	17.72	2,603,418	2.04%	-3.23%	to	-4.06%
2012	0.95%	to	1.80%	157,933	20.52	to	18.47	3,136,611	3.78%	8.89%	to	7.96%
2011	0.95%	to	1.80%	174,563	18.85	to	17.11	3,198,201	3.47%	2.76%	to	1.88%
VP International Fund - Class II (ACVI2)
2015	0.95%	to	1.65%	118,995	9.26	to	9.22	1,099,419	0.00%	-7.40%	to	-7.84%	****
Capital & Income Fund (FCI)
2015			1.30%	2,126			131.53	279,629	4.11%			-2.21%
2014			1.30%	2,534			134.50	340,824	4.19%			4.76%
2013			1.30%	2,945			128.39	378,121	4.89%			8.28%
2012			1.30%	3,635			118.57	431,016	5.56%			14.90%
2011			1.30%	4,043			103.20	417,231	5.94%			-3.18%
Equity-Income Fund (FEI)
2015			1.30%	40,068			139.59	5,593,199	3.52%			-4.78%
2014			1.30%	41,708			146.60	6,114,347	2.60%			7.27%
2013			1.30%	45,454			136.67	6,212,069	2.36%			26.03%
2012			1.30%	48,465			108.44	5,255,711	2.89%			15.71%
2011			1.30%	53,403			93.72	5,005,078	1.99%			-5.92%
High Income Portfolio - Initial Class (FHIP)
2015			1.30%	69			36.19	2,497	6.61%			-4.88%
2014			1.30%	69			38.05	2,625	5.78%			-0.16%
2013			1.30%	69			38.11	2,630	3.24%			4.57%
2012			1.30%	542			36.45	19,753	5.47%			12.74%
2011			1.30%	870			32.33	28,124	6.94%			2.68%
Magellan(R) Fund (FMG)
2015			1.30%	172,996			43.64	7,549,066	0.56%			2.70%
2014			1.30%	188,529			42.49	8,010,407	0.74%			12.59%
2013			1.30%	202,330			37.74	7,635,248	0.77%			33.54%
2012			1.30%	218,594			28.26	6,177,252	1.36%			16.45%
2011			1.30%	242,476			24.27	5,884,062	0.55%			-12.70%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Puritan Fund (FPR)
2015			1.30%	118,299			$49.85	$5,897,022	2.11%			0.45%
2014			1.30%	120,282			49.63	5,969,069	1.61%			9.31%
2013			1.30%	129,234			45.40	5,867,321	1.60%			18.77%
2012			1.30%	132,343			38.23	5,058,816	1.83%			12.30%
2011			1.30%	144,530			34.04	4,919,416	1.85%			-0.63%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	0.95%	to	1.65%	222,466	9.38	to	9.34	2,083,123	1.18%	-6.17%	to	-6.61%	****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.95%	to	1.65%	254,674	8.04	to	7.94	2,035,581	3.26%	-7.38%	to	-8.04%
2014	0.95%	to	1.65%	269,216	8.68	to	8.64	2,331,260	1.87%	-13.21%	to	-13.62%	****
Global Securities Fund/VA - Service Class (OVGSS)
2015	0.95%	to	1.90%	456,661	10.40	to	10.23	4,722,614	1.07%	2.69%	to	1.70%
2014	0.95%	to	1.90%	488,575	10.13	to	10.06	4,937,267	0.87%	1.28%	to	0.63%	****
Putnam Voyager Fund: Class A (PVF)
2015	0.95%	to	1.50%	3,394	22.29	to	20.77	73,121	0.57%	-7.14%	to	-7.66%
2014	0.95%	to	1.50%	8,009	24.00	to	22.49	186,858	0.36%	8.51%	to	7.91%
2013	0.95%	to	1.50%	11,766	22.12	to	20.84	254,371	0.90%	42.56%	to	41.77%
2012	0.95%	to	1.50%	13,414	15.51	to	14.70	204,498	1.12%	13.30%	to	12.67%
2011	0.95%	to	1.50%	16,236	13.69	to	13.05	218,814	0.00%	-18.54%	to	-18.99%
Putnam International Equity Fund - Class A (PUIGA)
2015	1.45%	to	1.50%	265	18.02	to	17.90	4,774	2.50%	-1.33%	to	-1.38%
2014	1.45%	to	1.50%	265	18.26	to	18.15	4,838	0.88%	-8.18%	to	-8.22%
2013	1.45%	to	1.50%	265	19.89	to	19.78	5,269	0.80%	26.09%	to	26.02%
2012	1.45%	to	1.50%	265	15.77	to	15.69	4,179	1.05%	19.96%	to	19.90%
2011	1.45%	to	1.50%	265	13.15	to	13.09	3,484	4.87%	-16.76%	to	-16.80%
Virtus Balanced Fund: Class A (PBF)
2015			1.30%	37,097			27.56	1,022,305	1.70%			-5.24%
2014			1.30%	38,495			29.08	1,119,436	2.08%			3.30%
2013			1.30%	31,246			28.15	879,568	1.88%			13.94%
2012			1.30%	39,829			24.71	984,015	1.35%			10.63%
2011			1.30%	32,704			22.33	730,325	1.61%			0.16%
Advisors Small Cap Fund - Class A (WRASCA)
2015	0.95%	to	1.60%	11,537	29.98	to	27.58	333,887	0.00%	-2.95%	to	-3.59%
2014	0.95%	to	1.60%	17,485	30.89	to	28.61	525,726	0.00%	1.89%	to	1.22%
2013	0.95%	to	1.60%	28,978	30.32	to	28.26	859,477	0.00%	40.82%	to	39.89%
2012	0.95%	to	1.60%	30,231	21.53	to	20.20	638,151	0.00%	14.07%	to	13.32%
2011	0.95%	to	1.60%	39,469	18.87	to	17.83	733,794	0.00%	-6.39%	to	-7.00%
Advantage Funds(R) - Common Stock Fund - Class A (SACSA)
2015	0.95%	to	1.90%	214,900	9.71	to	9.69	2,084,869	0.00%	-2.92%	to	-3.10%	****
Advantage Funds(R) - Enterprise Fund - Class A (WFENAD)
2015	0.95%	to	1.50%	12,247	9.93	to	9.92	121,503	0.00%	-0.73%	to	-0.83%	****
Advantage Funds(R) - Growth Fund - Class A (SGRA)
2015	0.95%	to	1.50%	99,943	10.07	to	10.06	1,006,382	0.00%	0.73%	to	0.63%	****
Advantage - Large Cap Core - Class A (WFLCCA)
2015	0.95%	to	1.45%	12,525	9.80	to	9.79	122,636	0.30%	-2.04%	to	-2.14%	****
Advantage Large Cap Growth Fund - Class A (WFLGA)
2015			1.30%	228,435			9.85	2,250,511	0.00%			-1.48%	****
Advantage Intrinsic Value Fund - Administrative Class (WFAIVD)
2015			1.30%	59,399			12.84	762,638	1.09%			-1.91%
2014			1.30%	62,337			13.09	815,959	0.77%			9.09%
2013			1.30%	68,031			12.00	816,297	0.69%			19.99%	****
Global Securities Fund/VA - Class 4 (obsolete) (OVGS4)
2013	0.95%	to	1.90%	285,500	20.38	to	18.57	5,644,749	1.19%	25.80%	to	24.59%
2012	0.95%	to	1.90%	298,933	16.20	to	14.90	4,712,644	1.83%	19.80%	to	18.65%
2011	0.95%	to	1.90%	361,436	13.52	to	12.56	4,779,432	1.04%	-9.36%	to	-10.23%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	to	1.65%	157,373	18.86	to	17.61	2,875,486	2.23%	21.81%	to	20.95%
2012	0.95%	to	1.65%	170,387	15.48	to	14.56	2,565,261	3.01%	17.18%	to	16.35%
2011	0.95%	to	1.65%	175,889	13.21	to	12.52	2,267,853	1.67%	-11.53%	to	-12.15%
Wells Fargo Advantage Funds - Common Stock Fund: Investor Class (obsolete) (SCS)
2014	0.95%	to	1.90%	75,814	26.22	to	22.76	2,475,530	0.00%	4.94%	to	3.93%
2013	0.95%	to	1.90%	88,780	24.98	to	21.90	2,740,531	0.00%	28.04%	to	26.81%
2012	0.95%	to	1.90%	95,925	19.51	to	17.27	2,347,964	0.00%	17.15%	to	16.03%
2011	0.95%	to	1.90%	110,822	16.66	to	14.88	2,298,734	0.00%	-3.40%	to	-4.33%
Advantage Funds - Enterprise Fund - Investor Class (obsolete) (SE)
2014	0.95%	to	1.50%	9,605	17.47	to	17.15	165,979	0.00%	1.00%	to	0.44%
2013	0.95%	to	1.50%	14,415	17.30	to	17.08	247,696	0.00%	40.81%	to	40.03%
2012	0.95%	to	1.50%	12,484	12.29	to	12.20	152,765	0.00%	14.36%	to	13.73%
2011	0.95%	to	1.50%	17,678	10.74	to	10.72	189,679	0.00%	7.44%	to	7.23%	****

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Advantage Growth Fund - Investor Class (obsolete) (SGR)
2014	0.95%	to	1.50%	39,295	$28.87	to	$27.13	$1,108,907	0.00%	2.61%	to	2.04%
2013	0.95%	to	1.50%	47,709	28.14	to	26.59	1,311,494	0.00%	31.78%	to	31.05%
2012	0.95%	to	1.50%	46,200	21.35	to	20.29	963,531	0.00%	15.45%	to	14.81%
2011	0.95%	to	1.50%	52,250	18.49	to	17.67	946,938	0.00%	6.86%	to	6.27%
Advantage - Large Cap Core - Investor Class (obsolete) (WFLCCI)
2014	0.95%	to	1.45%	9,060	20.81	to	20.35	187,460	0.12%	13.21%	to	12.63%
2013	0.95%	to	1.45%	5,621	18.38	to	18.06	103,032	0.75%	37.56%	to	36.87%
2012	0.95%	to	1.45%	3,176	13.36	to	13.20	42,214	0.34%	15.46%	to	14.88%
2011	0.95%	to	1.60%	8,506	11.57	to	11.46	98,073	0.52%	-1.07%	to	-1.72%
Advantage Large Cap Growth Fund - Investor Class (obsolete) (STR)
2014			1.30%	54,330			43.13	2,343,048	0.00%			7.95%
2013			1.30%	56,407			39.95	2,253,401	0.00%			32.55%
2012			1.30%	55,062			30.14	1,659,528	0.00%			11.03%
2011			1.30%	54,404			27.15	1,476,856	0.00%			1.56%
Equity Value Fund - Administrative Class (obsolete) (WFEVAD)
2012			1.30%	55,010			12.01	660,879	1.51%			15.68%
2011			1.30%	63,766			10.39	662,236	0.49%			3.85%	****
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95%	to	1.45%	112,498	3.66	to	3.50	410,080	7.92%	-3.34%	to	-3.82%
VIP Overseas Portfolio - Service Class 2 R (obsolete) (FO2R)
2014	0.95%	to	1.65%	118,806	15.61	to	14.47	1,789,185	1.11%	-9.18%	to	-9.82%
2013	0.95%	to	1.65%	128,389	17.18	to	16.05	2,136,165	1.26%	28.92%	to	28.01%
2012	0.95%	to	1.65%	119,109	13.33	to	12.54	1,543,414	1.70%	19.30%	to	18.46%
2011	0.95%	to	1.65%	130,332	11.17	to	10.58	1,421,543	1.13%	-18.17%	to	-18.75%
VP International Fund - Class IV (obsolete) (ACVI4)
2014	0.95%	to	1.65%	72,889	17.41	to	16.14	1,223,037	1.56%	-6.55%	to	-7.21%
2013	0.95%	to	1.65%	86,094	18.63	to	17.39	1,551,215	1.61%	21.09%	to	20.23%
2012	0.95%	to	1.65%	96,679	15.38	to	14.46	1,443,632	0.72%	19.85%	to	19.01%
2011	0.95%	to	1.65%	115,080	12.83	to	12.15	1,439,054	1.21%	-13.02%	to	-13.64%
Dynamics Fund - Investor Class (obsolete) (IDF)
2012	0.95%	to	1.65%	287,119	7.78	to	7.11	3,399,521	0.93%	11.83%	to	11.04%
2011	0.95%	to	1.65%	355,806	6.96	to	6.40	3,663,275	2.68%	-5.31%	to	-5.97%

2015	Reserves for annuity contracts in payout phase:								1,176
2015	Contract owners equity:								$195,095,152
2014	Reserves for annuity contracts in payout phase:								1,353
2014	Contract owners equity:								$214,532,800
2013	Reserves for annuity contracts in payout phase:								1,381
2013	Contract owners equity:								$221,700,393
2012	Reserves for annuity contracts in payout phase:								1,201
2012	Contract owners equity:								$199,400,854
2011	Reserves for annuity contracts in payout phase:								1,138
2011	Contract owners equity:								$195,852,523
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2015 and 2014, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 23, 2016

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2015	2014	2013
Revenues
Policy charges	$2,216	$2,065	$1,849
Premiums	786	831	724
Net investment income	1,982	1,900	1,849
Net realized investment gains (losses), including other-than-temporary impairment losses	82	(1,078)	678
Other revenues	14	11	17

Total revenues	$5,080	$3,729	$5,117

Benefits and expenses
Interest credited to policyholder account values	$1,078	$1,096	$1,067
Benefits and claims	1,662	1,502	1,354
Amortization of deferred policy acquisition costs	68	207	374
Other expenses, net of deferrals	1,044	1,055	981

Total benefits and expenses	$3,852	$3,860	$3,776

Income (loss) before federal income taxes and noncontrolling interests	$1,228	$(131)	$1,341
Federal income tax expense (benefit)	293	(147)	313

Net income	$935	$16	$1,028
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Net income attributable to Nationwide Life Insurance Company	$1,031	$110	$1,110

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2015	2014	2013
Net income	$935	$16	$1,028

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(720)	$435	$(663)
Other	43	27	(7)

Total other comprehensive (loss) income, net of tax	$(677)	$462	$(670)

Total comprehensive income	$258	$478	$358
Noncontrolling interest adjustment for consolidated net expenses, net of tax	96	94	82

Total comprehensive income attributable to Nationwide Life Insurance Company	$354	$572	$440

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2015	2014
Assets
Investments:
Fixed maturity securities, available-for-sale	$37,570	$35,418
Mortgage loans, net of allowance	8,396	7,270
Policy loans	993	992
Short-term investments	766	935
Other investments	943	822

Total investments	$48,668	$45,437
Cash and cash equivalents	67	77
Accrued investment income	477	670
Deferred policy acquisition costs	5,200	4,063
Goodwill	200	200
Other assets	2,328	5,001
Separate account assets	87,238	88,076

Total assets	$144,178	$143,524

Liabilities and equity
Liabilities
Future policy benefits and claims	$45,397	$40,730
Short-term debt	400	660
Long-term debt	707	709
Other liabilities	2,042	5,313
Separate account liabilities	87,238	88,076

Total liabilities	$135,784	$135,488

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	5,661	4,630
Accumulated other comprehensive income	367	1,044

Total shareholder’s equity	$7,750	$7,396
Noncontrolling interests	644	640

Total equity	$8,394	$8,036

Total liabilities and equity	$144,178	$143,524

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	$—	$—	$1,110	$—	$1,110	$(82)	$1,028
Other comprehensive income	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	$—	$—	$110	$—	$110	$(94)	$16
Other comprehensive loss	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,031	$—	$1,031	$(96)	$935
Other comprehensive loss	—	—	—	(677)	(677)	—	(677)

Total comprehensive income (loss)	$—	$—	$1,031	$(677)	$354	$(96)	$258
Change in noncontrolling interest	—	—	—	—	—	100	100

Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2015	2014	2013
Cash flows from operating activities
Net income	$935	$16	$1,028
Adjustments to net income:
Net realized investment (gains) losses, including other-than-temporary impairment losses	(82)	1,078	(678)
Interest credited to policyholder account values	1,078	1,096	1,067
Capitalization of deferred policy acquisition costs	(870)	(685)	(604)
Amortization of deferred policy acquisition costs	68	207	374
Amortization and depreciation	107	128	77
Deferred tax expense (benefit)	217	(152)	346
Changes in:
Policy liabilities	(249)	(421)	(475)
Derivatives, net	(141)	(181)	(483)
Other, net	(280)	(59)	88

Net cash provided by operating activities	$783	$1,027	$740

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,828	$2,798	$3,689
Proceeds from sales of available-for-sale securities	466	647	1,091
Purchases of available-for-sale securities	(7,106)	(5,640)	(6,842)
Proceeds from repayments and sales of mortgage loans	1,027	920	1,091
Issuances of mortgage loans	(2,155)	(1,837)	(1,593)
Net sales (purchases) of short-term investments	169	(524)	654
Collateral received (paid), net	48	399	(637)
Other, net	(136)	(94)	42

Net cash used in investing activities	$(4,859)	$(3,331)	$(2,505)

Cash flows from financing activities
Net change in short-term debt	$(260)	$382	$(22)
Proceeds from issuance of long-term debt	—	—	2
Repayments of long-term debt	(2)	—	(299)
Investment and universal life insurance product deposits	8,224	6,037	6,139
Investment and universal life insurance product withdrawals	(3,884)	(4,095)	(4,034)
Other, net	(12)	(4)	(22)

Net cash provided by financing activities	$4,066	$2,320	$1,764

Net (decrease) increase in cash and cash equivalents	$(10)	$16	$(1)
Cash and cash equivalents at beginning of year	77	61	62

Cash and cash equivalents at end of year	$67	$77	$61

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services, banking products and services, mutual funds and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2015 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”) and Eagle Captive Reinsurance, LLC (“Eagle”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

Eagle is an Ohio domiciled special purpose financial captive insurance company, and a member of the Nationwide group of companies, which is comprised of NMIC and all of its subsidiaries and affiliates. Eagle is a wholly-owned subsidiary of NLIC. Eagle commenced operations effective October 1, 2015, following surplus contributions of $50 million by NLIC for the purpose of assuming net of third party reinsurance, 100% of NLIC’s liability with respect to specified guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. The base annuity contracts and any non-reinsured risks will be retained by NLIC.

As of December 31, 2015 and 2014, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany accounts and transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts expected to net settle, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers guarantees which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent or is expected to be exercised upon annuitization are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated from, and valued apart from, the host variable annuity contracts.

Guarantees on variable annuity and fixed annuity products accounted for as insurance liabilities primarily include GMDB and certain GLWB. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain guaranteed minimum accumulation benefits (“GMAB”) and the GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility.

The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2015 and 2014 was $2.3 billion and $1.8 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $46 million and $35 million of FHLB stock as of December 31, 2015 and 2014, respectively.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to earnings had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2015 and 2014, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (86% and 87% as of December 31, 2015 and 2014, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, pricing from additional sources, and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities, consisting primarily of private placement corporate bonds, are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2015 and December 31, 2014, the fair value of the securities received as collateral and recorded off balance sheet is $167 million and $0, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2015 and 2014, the fair value of loaned securities was $389 million and $254 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government, agencies and obligations of states and political subdivisions securities for other-than-temporary impairment by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in earnings and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments, which could be significant.

The Company invests in fixed maturity securities that could qualify as variable interest entities (“VIEs”), including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment, hotel and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies commercial mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in private equity, purchased tax credit funds and partnerships accounted for under the equity method, trading securities, equity securities and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and recognizes changes in fair value in net realized investment gains and losses.

The Company holds investments in limited partnerships and similar entities including private equity funds, tax credit funds and real estate related funds. The Company applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes the change in equity method investments in net investment income. The Company’s unfunded commitments related to these investments were $315 million and $123 million as of December 31, 2015 and 2014, respectively. The carrying value of these investments was $199 million and $141 million as of December 31, 2015 and 2014, respectively.

The Company has sold $1.4 billion and $1.3 billion in Tax Credit Funds to unrelated third parties as of December 31, 2015 and 2014, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2031. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $720 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. These consolidated VIEs are primarily made up of the Tax Credit Funds discussed above.

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $644 million and $640 million as of December 31, 2015 and 2014, respectively, and are included within the balance sheet primarily as other investments of $585 million, other assets of $113 million and other liabilities of $67 million as of December 31, 2015, and other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2015 annual impairment test and determined that no impairment was required. As of December 31, 2015 and 2014, there were no accumulated impairments.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and ODI. The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Effective January 1, 2015, the Company is included in the NMIC consolidated federal income tax return. Prior to 2015, NLIC filed a separate consolidated federal income tax return with its subsidiaries.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2015 (4% in 2014 and 2013) and 35% of the number of life insurance policies in force in 2015 (37% in 2014 and 38% in 2013). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 23, 2016, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2015, the Company adopted ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

On January 1, 2015, the Company adopted ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2015, the Company adopted ASU 2015-02, which amends existing guidance in ASC 810, Consolidation. The amended guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2015, the FASB issued ASU 2015-01, which amends existing guidance in ASC 225, Income Statement. The amended guidance eliminates the concept of extraordinary items. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In April 2015, the FASB issued ASU 2015-03, which amends existing guidance in ASC 835, Interest. The amended guidance presents debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the corresponding debt liability. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In May 2015, the FASB issued ASU 2015-07, which amends ASC 820, Fair Value Measurements. The amended guidance eliminates the requirement to categorize investments using net asset value as fair value within the fair value hierarchy. The Company will adopt the ASU for annual periods beginning January 1, 2016. The adoption of this guidance will result in changes to disclosures only.

In May 2015, the FASB issued ASU 2015-09, which amends ASC 944, Financial Services-Insurance. The amended guidance requires additional disclosures for short duration insurance contracts. The Company will adopt the ASU for annual periods beginning January 1, 2016. The guidance will have no material impact to the Company upon adoption.

In August 2015, the FASB issued ASU 2015-14, which amends ASC 606, Revenue from Contracts from Customers. The amended guidance defers the effective date of ASU 2014-09 for all entities by one year. The Company does not expect the adoption of this guidance to have any impact on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company will adopt the ASU for interim and annual periods beginning January 1, 2018. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through separate accounts. The Company provides four primary guarantee types: (1) GMDB, (2) GLWB, (3) GMAB and (4) guaranteed minimum income benefits (“GMIB”).

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by minimum return and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2015				December 31, 2014
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$885	$24,452	$208	66	$872	$23,079	$21	65
Minimum return or anniversary contract value	1,817	31,511	1,133	70	1,918	33,662	292	69

Total contracts with GMDB	$2,702	$55,963	$1,341	68	$2,790	$56,741	$313	68

GLWB Minimum return or anniversary contract value[3]	$141	$32,187	$142	67	$135	$31,406	$195	66
GMAB Return of net deposits[3]	$19	$496	$2	66	$43	$1,177	$—	67
GMIB Minimum return or anniversary contract value	$46	$380	$1	67	$45	$451	$1	66

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.
3	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
GMDB	$148	$76
GLWB[1]	$180	$185
GMAB[1]	$—	$(8)
GMIB	$2	$1

1	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.

During 2015, the Company recognized a net decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions, primarily related to the Company’s assumption for participant benefit utilization of the net settlement option within the GLWB. The Company changed its estimate to reduce expected utilization of the net settlement option. For the year ended December 31, 2015, the change in estimate resulted in net realized investment gains of $187 million, an increase to benefits and claims of $164 million and lower amortization of deferred policy acquisition costs of $28 million.

Paid claims for GMDBs were $20 million and $11 million for the years ended December 31, 2015 and 2014, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2015 and 2014.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Mutual funds:
Bond	$5,371	$5,280
Domestic equity	46,469	47,316
International equity	3,001	2,969

Total mutual funds	$54,841	$55,565
Money market funds	1,122	1,176

Total[1]	$55,963	$56,741

1	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Annuity Contracts

The Company offers certain fixed annuity products with GMDB and GLWB. As of December 31, 2015 and 2014, the general account value for contracts with GMDB was $2.7 billion and $351 million, respectively, which includes $1.4 billion and $185 million, respectively, of general account value relating to contracts that also have GLWB. The net amount at risk and reserve balances on these guarantees were immaterial as of December 31, 2015 and 2014. Paid claims for GMDB were immaterial for the years ended December 31, 2015 and 2014. There were no paid claims for GLWB during the years ended December 31, 2015 and 2014.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $548 million and $401 million as of December 31, 2015 and 2014, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2015 and 2014.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2015	$2,473	$2,053	$48,140	51
December 31, 2014	$1,954	$2,191	$41,484	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$4,063	$3,778	$3,249
Capitalization of DAC	870	685	604
Amortization of DAC, excluding unlocks	(326)	(397)	(373)
Amortization of DAC related to unlocks	258	190	(1)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	335	(193)	299

Balance at end of year	$5,200	$4,063	$3,778

During 2015, the Company recognized a decrease in DAC amortization of $258 million as a result of the annual comprehensive review of model assumptions and enhancements. The impact was primarily related to revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4, as well as a decrease in the expected lapse rates for certain variable annuity products.

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Fixed maturity securities:
U.S. government and agencies	$343	$59	$—	$402
Obligations of states, political subdivisions and foreign governments	2,137	241	11	2,367
Corporate public securities	23,174	868	752	23,290
Corporate private securities	5,082	203	115	5,170
Residential mortgage-backed securities	3,036	152	42	3,146
Commercial mortgage-backed securities	1,539	37	11	1,565
Asset-backed securities	1,685	19	74	1,630

Total fixed maturity securities	$36,996	$1,579	$1,005	$37,570
Equity securities	7	14	—	21

Total available-for-sale securities	$37,003	$1,593	$1,005	$37,591

December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2015. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$977	$982
Due after one year through five years	10,512	10,861
Due after five years through ten years	9,302	9,295
Due after ten years	9,945	10,091

Subtotal	$30,736	$31,229
Residential mortgage-backed securities	3,036	3,146
Commercial mortgage-backed securities	1,539	1,565
Asset-backed securities	1,685	1,630

Total fixed maturity securities	$36,996	$37,570

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$588	$2,235
Adjustment to DAC and other expense	(33)	(372)
Adjustment to future policy benefits and claims	(16)	(159)
Adjustment to policyholder dividend obligations	(67)	(120)
Deferred federal income tax expense	(156)	(548)

Net unrealized gains on available-for-sale securities	$316	$1,036

1	Includes net unrealized losses of $20 million and $9 million as of December 31, 2015 and 2014, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2015	2014
Balance at beginning of year	$1,036	$601
Unrealized gains and losses arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,662)	939
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(11)	31
Net adjustment to DAC and other expense	339	(196)
Net adjustment to future policy benefits and claims	143	(70)
Net adjustment to policyholder dividend obligations	53	(35)
Related federal income tax benefit (expense)	401	(234)

Unrealized (losses) gains on available-for-sale securities	$(737)	$435
Less: Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($9 and $0 as of
December 31, 2015 and 2014, respectively)	(17)	—

Net unrealized (losses) gains on available-for-sale securities	$(720)	$435

Balance at end of year	$316	$1,036

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2015
Fixed maturity securities:
Corporate public securities	$8,170	$455	$975	$297	$752
Corporate private securities	1,642	56	418	59	115
Asset-backed securities	654	7	756	67	74
Other	1,271	23	504	41	64

Total[2]	$11,737	$541	$2,653	$464	$1,005

December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Corporate private securities	589	27	256	7	34
Asset-backed securities	662	5	493	67	72
Other	268	2	688	47	49

Total[2]	$3,161	$97	$3,015	$178	$275

1	As of December 31, 2015 and 2014, there were $448 million and $66 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 1,059 and 541 available-for-sale securities in an unrealized loss position as of December 31, 2015 and 2014, respectively.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary-impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Amortized cost:
Loans with non-specific reserves	$8,403	$7,279
Loans with specific reserves	19	17

Total amortized cost	$8,422	$7,296

Valuation allowance:
Non-specific reserves	$23	$21
Specific reserves	3	5

Total valuation allowance	$26	$26

Mortgage loans, net of allowance	$8,396	$7,270

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Balance at beginning of year	$26	$35	$44
Current period provision[1]	2	(8)	(4)
Recoveries[2]	(2)	(1)	(5)

Balance at end of year	$26	$26	$35

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

Interest income recognized on commercial mortgage loans with a specific reserve was $2 million, $1 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively. The average recorded investment was $14 million, $16 million and $30 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of December 31, 2015 and 2014, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total[1]	Greater than 1.00	Less than 1.00	Total[1]
December 31, 2015
Apartment	$2,791	$—	$2,791	$2,791	$—	$2,791
Industrial	1,221	25	1,246	1,193	53	1,246
Office	1,318	3	1,321	1,286	35	1,321
Retail	2,765	2	2,767	2,756	11	2,767
Other	297	—	297	297	—	297

Total[2]	$8,392	$30	$8,422	$8,323	$99	$8,422

December 31, 2014
Apartment	$2,267	$17	$2,284	$2,278	$6	$2,284
Industrial	1,165	35	1,200	1,137	63	1,200
Office	1,020	20	1,040	994	46	1,040
Retail	2,570	11	2,581	2,549	32	2,581
Other	191	—	191	191	—	191

Total[3]	$7,213	$83	$7,296	$7,149	$147	$7,296

1	While these loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.
2	As of December 31, 2015, the weighted average DSC ratios for the respective LTV ratio ranges above were 2.02 and 0.83, with a total weighted average DSC ratio of 2.02. As of December 31, 2015, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 85%, with a total weighted average LTV ratio of 60%.
3	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.94 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60% and 90%, with a total weighted average LTV ratio of 60%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2015 and 2014. Additionally, available-for-sale securities with a carrying value of $538 million and $683 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2015 and 2014, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Fixed maturity securities, available-for-sale	$1,646	$1,575	$1,565
Mortgage loans	390	362	348
Alternative Investments	(56)	(32)	(68)
Policy loans	51	51	52
Other	12	3	11

Gross investment income	$2,043	$1,959	$1,908
Investment expenses	61	59	59

Net investment income	$1,982	$1,900	$1,849

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Net realized derivative gains (losses)	$120	$(1,087)	$705
Realized gains on sales	11	31	32
Realized losses on sales	(37)	(19)	(54)
Other	(11)	2	—

Net realized investment gains (losses) before other-than-temporary-impairments on fixed maturity securities	$83	$(1,073)	$683
Other-than-temporary-impairments on fixed maturity securities[1]	(1)	(5)	(5)

Net realized investment gains (losses), including other-than-temporary-impairments	$82	$(1,078)	$678

1	Other-than-temporary impairments on fixed maturity securities are net $2 million, $1 million and $6 million of non-credit losses included in other comprehensive income for the years ended December 31, 2015, 2014 and 2013, respectively.

Proceeds from the sale of available-for-sale securities were $466 million, $647 million and $1.1 billion during the years ended December 31, 2015, 2014 and 2013, respectively. Gross gains of $11 million, $17 million and $31 million and gross losses of $36 million, $10 million and $50 million were realized on sales of available-for-sale securities during the years ended December 31, 2015, 2014 and 2013, respectively.

The following table summarizes the cumulative credits losses, for the years ended:

(in millions)	December 31,
	2015	2014	2013
Cumulative credit losses at beginning of year[1]	$(254)	$(272)	$(289)
New credit losses	(1)	(2)	(3)
Incremental credit losses	—	(4)	(3)
Losses related to securities included in the beginning balance sold or paid down during the period	31	24	23

Cumulative credit losses at end of year[1]	$(224)	$(254)	$(272)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. In addition, prior to expiry in June 2015, the Company engaged in an interest rate swap program, which was structured to provide an offset against the negative impact of higher interest rates on the Company’s statutory surplus position and to mitigate the negative impact of lower interest rates on certain guarantees related to variable annuity contracts.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps, which are included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2015 and 2014, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2015
Derivatives designated and qualifying as hedging instruments	$86	$725	$2	$89
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$39	$875	$98	$1,059
Equity contracts	445	7,329	—	—
Total return swaps and other derivative contracts	—	77	6	2

Total derivatives[2]	$570	$9,006	$106	$1,150

December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts[1]	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps and other derivative contracts	—	—	44	2,810

Total derivatives[2]	$3,042	$39,200	$2,664	$35,742

1	The decreases in the fair value and notional amounts of interest rate contracts are primarily a result of revisions made to the Company’s economic hedging strategies in conjunction with the change in estimate discussed in Note 4.
2	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 and $11 million, respectively, for the year ended December 31, 2015. Fair value balance excludes accrued interest on derivative assets and liabilities of $243 million and $244 million, respectively, for the year ended December 31, 2014.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Of the $570 million and $3.0 billion of fair value of total derivative assets at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company received $374 million and $535 million of cash collateral and held $99 million and $64 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014. Of the $106 million and $2.7 billion of fair value of total derivative liabilities at December 31, 2015 and 2014, $48 million and $2.6 billion, respectively, are subject to master netting agreements. The Company posted $92 million and $330 million of cash collateral and pledged securities with a fair value of $64 million and $174 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2015 and 2014.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2015	2014	2013
Derivatives designated and qualifying as hedging instruments	$—	$—	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(141)	$142	$(209)
Equity contracts	(257)	(79)	(776)
Total return swaps	(44)	(195)	(321)
Other derivative contracts	(6)	4	(9)
Net interest settlements	32	20	14

Total derivative losses[1]	$(416)	$(108)	$(1,302)
Change in embedded derivative liabilities and related fees[2]	$536	$(979)	$2,007

Net realized derivative gains (losses)	$120	$(1,087)	$705

1	Included in total derivative losses are economic hedging (losses) gains of $(402) million, $941 million and $(1.8) billion related to the guaranteed benefit annuity programs for the years ended December 31, 2015, 2014 and 2013, respectively. Also included are economic hedging gains (losses) of $52 million, $(1.0) billion and $645 million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position through expiry.
2	During 2015, the annual comprehensive review of model assumptions for the individual variable annuity business produced a favorable impact of $187 million for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. During 2014 and 2013, the annual comprehensive review of model assumptions for the individual variable annuity business included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2015:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$399	$1	$2	$402
Obligations of states, political subdivisions and foreign governments	63	2,304	—	2,367
Corporate public securities	—	23,142	148	23,290
Corporate private securities	—	4,226	944	5,170
Residential mortgage-backed securities	846	2,291	9	3,146
Commercial mortgage-backed securities	—	1,565	—	1,565
Asset-backed securities	—	1,505	125	1,630

Total fixed maturity securities, available-for-sale, at fair value	$1,308	$35,034	$1,228	$37,570
Other investments at fair value[1]	270	546	37	853

Investments at fair value	$1,578	$35,580	$1,265	$38,423

Derivative instruments - assets	—	125	445	570
Separate account assets	83,466	1,323	2,449	87,238

Assets at fair value	$85,044	$37,028	$4,159	$126,231

Liabilities
Future policy benefits and claims	$—	$—	$(65)	$(65)
Derivative instruments - liabilities	—	(100)	(6)	(106)

Liabilities at fair value	$—	$(100)	$(71)	$(171)

1	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)
Net (losses) gains
In operations[1]	(6)	—	(46)	18	(34)	313
In other comprehensive income	(44)	—	—	—	(44)	—
Purchases	142	1	104	325	572	(144)
Sales	(162)	—	(24)	—	(186)	24
Transfers into Level 3	201	—	—	—	201	—
Transfers out of Level 3	(170)	—	—	—	(170)	—

Balance as of December 31, 2015	$1,228	$37	$445	$2,449	$4,159	$(71)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2015 are primarily due to certain corporate private securities priced using unobservable inputs to priced using observable inputs. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0.1% - 8%[2]
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs[3]
Efficiency of benefit utilization[1]	60% - 100%
Discount rate[4]	See note 4 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2015:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% -10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2015 and 2014.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims at fair value	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held as of the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2014.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2015				December 31, 2014
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$8,396	$8,462	$—	$8,462	$7,270	$7,616	$—	$7,616
Policy loans	$993	$993	$—	$993	$992	$992	$—	$992
Other investments	$71	$71	$—	$71	$60	$60	$—	$60

Liabilities
Investment contracts	$27,301	$25,822	$—	$25,822	$23,470	$21,742	$—	$21,742
Short-term debt	$400	$400	$—	$400	$660	$660	$—	$660
Long-term debt	$707	$941	$934	$7	$709	$1,069	$1,060	$9

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2015[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2015	2014
Liabilities:
Future policyholder benefits	$1,637	$1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33

Total liabilities	$1,930	$2,015

Assets:
Fixed maturity securities, available-for-sale	$1,316	$1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86

Total assets	$1,768	$1,843

Excess of reported liabilities over assets	162	172

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(53)	$35
Adjustment to policyholder dividend obligation	53	(35)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$162	$172

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,316	$1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)

Net unrealized appreciation	$—	$—

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2015	2014	2013
Revenues:
Premiums	$58	$61	$66
Net investment income	87	93	94
Realized investment gains	1	1	—
Realized losses credited to policyholder benefit obligation	(5)	(5)	(4)

Total revenues	$141	$150	$156

Benefits and expenses:
Policy and contract benefits	$122	$124	$123
Change in future policyholder benefits and interest credited to policyholder accounts	(33)	(34)	(29)
Policyholder dividends	40	43	44
Change in policyholder dividend obligation	(4)	(1)	3
Other expenses	1	2	(2)

Total benefits and expenses	$126	$134	$139

Total revenues, net of benefits and expenses, before federal income tax expense	$15	$16	$17
Federal income tax expense	5	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$10	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$172	$182	$193
Change during period	(10)	(10)	(11)

End of period	$162	$172	$182

Cumulative closed block earnings from inception through December 31, 2015, 2014 and 2013 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $32 million and $28 million as of December 31, 2015, 2014 and 2013, respectively.

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2015	2014
$750 million commercial paper program (0.45% and 0.00%, respectively)[1]	$400	$—
$600 million commercial paper program (0.00% and 0.20%, respectively)[1]	—	264
$400 million revolving variable rate line of credit (0.00% and 1.57%, respectively)	—	396

Total short-term debt	$400	$660

1	On December 4, 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million.

In November 2015, the Company terminated its $400 million unsecured revolving promissory note and line of credit agreement with its parent company.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

In March 2015, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 25, 2016, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $6.7 billion and $8.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2015 and 2014, respectively. Additionally, in connection with the agreement, NLIC purchased $10 million in capital stock with the FHLB.

On April 2, 2015, Nationwide Mutual Insurance Company (“NMIC”) and NLIC replaced their previous $600 million revolving credit facility with a new credit facility of $750 million, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2015 and 2014.

The amount of interest paid on short-term debt was immaterial in 2015, 2014 and 2013.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2015	2014
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	7	9

Total long-term debt	$707	$709

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2015, 2014 and 2013. Payments of interest and principal under the notes require the prior approval of the ODI.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2015	2014	2013
Current tax expense (benefit)	$76	$5	$(33)
Deferred tax expense (benefit)	217	(152)	346

Total tax expense (benefit)	$293	$(147)	$313

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2015		2014		2013
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$430	35%	$(46)	35%	$469	35%
Dividends received deduction	(118)	(10)%	(87)	66%	(112)	(8)%
Tax credits	(63)	(5)%	(53)	41%	(82)	(6)%
Other, net	44	4%	39	(30)%	38	2%

Total	$293	24%	$(147)	112%	$313	23%

The Company’s current federal income tax liability was $61 million and $18 million as of December 31, 2015 and 2014, respectively.

The Company made $33 million and immaterial payments for the years ended December 31, 2015 and 2014, respectively, and received a refund of $107 million for the year ended 2013.

During 2015 and 2014, the Company recorded a tax (benefit) expense of $(1) million and $16 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return.

As of December 31, 2015, the Company had gross federal net operating loss carryforwards of $248 million, which expire in 2028. In addition, the Company had $218 million in low-income-housing credit carryforwards, which expire between 2024 and 2035, and $197 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $68 million in foreign tax credit carryforwards which expire between 2019 and 2025. The Company expects to fully utilize all carryforwards.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2015	2014[1]
Deferred tax assets
Future policy benefits and claims	$825	$839
Tax credit carryforwards	483	355
Derivatives, including embedded derivatives	120	147
Other	411	439

Gross deferred tax assets	$1,839	$1,780
Valuation allowance	(17)	(17)

Gross deferred tax assets, net of valuation allowance	$1,822	$1,763

Deferred tax liabilities
Deferred policy acquisition costs	$1,502	$1,113
Available-for-sale securities	315	839
Other	249	209

Gross deferred tax liabilities	$2,066	$2,161

Net deferred tax liability	$244	$398

1	Prior year amounts primarily related to certain annuity and life insurance balances have been reclassified between future policy benefits, available-for-sale securities, derivatives, other assets and other liabilities to conform with current year presentation.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2015	2014	2013
Balance at beginning of period	$38	$36	$36
Additions for current year tax positions	1	3	2
Reductions for prior years tax positions	(3)	(1)	(2)

Balance at end of period	$36	$38	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2010 tax year. In 2015, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2011 through 2012. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, was granted a permitted practice from the State of Vermont that increased NLAIC’s valuation of this subsidiary by $56 million and $66 million as of December 31, 2015 and 2014, respectively, which also allowed NLIC to admit additional deferred tax assets of $8 million and $10 million as of December 31, 2015 and 2014, respectively.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. This prescribed practice decreased NLIC’s valuation of this subsidiary by $64 million as of December 31, 2015 and also reduced NLIC’s admitted deferred tax assets by $10 million.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2015	2014	2013
Statutory net income (loss)
NLIC	$167	$341	$262
NLAIC	$(99)	$(122)	$(103)

Statutory capital and surplus
NLIC	$4,567	$4,408	$3,550
NLAIC	$735	$691	$534

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment and must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2015, 2014 and 2013 NLIC did not pay any dividends to NFS. As of January 1, 2016, NLIC has the ability to pay dividends to NFS totaling $457 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, employees of the company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

Effective January 1, 2015, the Company became party to a revised tax sharing agreement that reflects the new NMIC consolidated federal return group which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2015, 2014 and 2013, the Company was allocated costs from NMIC and NSC totaling $289 million, $275 million and $277 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2015 and 2014. Total revenues from these contracts were $129 million, $131 million and $137 million for the years ended December 31, 2015, 2014 and 2013, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $106 million for the year ended December 31, 2015 and $109 million for the years ended December 31, 2014 and 2013.

The Company may underwrite insurance policies for its agents, employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $18 million for the year ended December 31, 2015 and $16 million for the years ended December 31, 2014 and 2013.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC for the years ended December 31, 2015, 2014 and 2013 were $209 million, $208 million and $179 million, respectively, while benefits, claims and expenses ceded during these years were $207 million, $217 million and $178 million, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2015 and 2014, customer allocations to NFG funds totaled $59.1 billion and $58.1 billion, respectively. For the years ended December 31, 2015, 2014 and 2013, NFG paid the Company $196 million, $185 million and $163 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $501 million and $636 million as of December 31, 2015 and 2014, respectively.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2015 and 2014.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $63 million, $57 million and $54 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The Company provides financing to subsidiaries Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2015 and 2014, the Company had notes receivable outstanding of $238 million and $142 million, respectively.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014 plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing. On April 9, 2015, the Court entered the Final Order and Consent Judgment. The Company has paid the loss amount. In November 2015, the settlement administrator mailed settlement checks to class members. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity, Retirement Plans, Individual Products and Solutions-Life and NBSG and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges); (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain non-operating changes in variable annuity liabilities and non-operating realized gains and losses, related amortization and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	111	846	—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	494	236	20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	199	306	(135)	$1,228

Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	56
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	(74)
Less: net loss attributable to noncontrolling interest	—	—	—	96

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.
3	Excludes certain non-operating changes in variable annuity liabilities.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2015, 2014 and 2013 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2015 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$343	$402	$402
Obligations of states, political subdivisions and foreign governments	2,136	2,367	2,367
Public utilities	3,411	3,495	3,495
All other corporate, mortgage-backed and asset-backed securities	31,106	31,306	31,306

Total fixed maturity securities, available-for-sale	$36,996	$37,570	$37,570
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$7	$17	$17
Nonredeemable preferred stocks	—	4	4

Total equity securities, available-for-sale	$7	$21	$21
Trading assets	72	67	67
Mortgage loans, net of allowance	8,422		8,396	[1]
Policy loans	993		993
Other investments	855		855
Short-term investments	766		766

Total investments	$48,111		$48,668

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015
IPS - Annuity	$3,070	$15,160			$459
Retirement Plans	222	15,940			—
IPS - Life and NBSG	1,937	11,582			292
Corporate and Other	(29)	2,715			35

Total	$5,200	$45,397			$786

2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2015
IPS - Annuity	$591	$1,257	$13	334
Retirement Plans	752	494	7	163
IPS - Life and NBSG	602	941	115	371
Corporate and Other	37	48	(67)	176

Total	$1,982	$2,740	$68	$1,044

2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2015, 2014 and 2013 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2015
Life, accident and health insurance in force	$260,465	$(60,976)	$5	$199,494
Premiums:
Life insurance[1]	$842	$(56)	$—	$786
Accident and health insurance	302	(302)	—	—

Total	$1,144	$(358)	$—	$786

2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353
Premiums:
Life insurance[1]	$888	$(57)	$—	$831
Accident and health insurance	290	(290)	—	—

Total	$1,178	$(347)	$—	$831

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791
Premiums:
Life insurance[1]	$783	$(59)	$—	$724
Accident and health insurance	232	(232)	—	—

Total	$1,015	$(291)	$—	$724

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2015, 2014 and 2013 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2015
Valuation allowances - mortgage loans	$26	$2	$—	$(2)	$26

2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$(1)	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$(5)	$35

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2015.
Statement of Operations for the year ended December 31, 2015.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2015 and 2014.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2015, 2014 and 2013.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2015, 2014 and 2013.
Consolidated Balance Sheets as of December 31, 2015 and 2014.
Consolidated Statements of Equity as of December 31, 2015, 2014 and 2013.
Consolidated Statements of Cash Flows for the years ended December 31, 2015, 2014 and 2013.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(B)	Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with Post-Effective Amendment No. 20 on April 27, 2007, (File No. 333-80481), as document "resolution.htm" and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Post-Effective Amendment No. 16 on April 30, 2007, (File No. 333-103093), as document "underwriting.htm" and hereby incorporated by reference.
(4)	The form of the Variable Annuity Contract – Attached hereto.
(5)	Variable Annuity Application – Attached hereto.
(6)	Depositor’s Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable

(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended – Filed previously with Pre-Effective Amendment No. 1 on July 17, 2007, (File No. 333-140608), as document "nwfpa99h12a.htm" and hereby incorporated by reference.
(9)	Opinion of Counsel – Filed previously on September 19, 2011, with Initial Filing (SEC File No. 333-176908) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Mark Howard
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Enterprise Brand Marketing	Michael A. Boyd
Senior Vice President- NF Marketing	Jennifer B. MacKenzie
Senior Vice President-Marketing Services	Tiffanie Hiibner
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Bank	Federal	This is a federally savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 17, 2016, was 0 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President and Treasurer	John A. Reese
Vice President-Tax	Daniel P. Eppley
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Nationwide Financial Services Distribution Compliance	Valerie Hamilton
Associate Vice President and Assistant Treasurer	J. Morgan Elliott
Associate Vice President and Assistant Treasurer	David A. Connor
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 14, 2016.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 14, 2016.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact